UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street Greenfield, MA 01301-9668
(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq. Vice President, Chief Legal Officer, Counsel and Secretary for Registrant 100 Pearl Street Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  December 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Allocator Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—91.3%
Consumer Discretionary Select Sector SPDR Fund	361,175	$17,131
Consumer Staples Select Sector SPDR Fund	483,087	16,826
Energy Select Sector SPDR Fund	236,820	16,919
Financial Select Sector SPDR Fund	1,039,340	17,045
Health Care Select Sector SPDR Fund	424,820	16,972
Industrial Select Sector SPDR Fund	450,880	17,088
iShares Barclays Treasury Inflation Protected Securities Bond Fund	237,460	28,830
iShares Dow Jones U.S. Real Estate Index Fund	299,215	19,365
iShares iBoxx $ High Yield Corporate Bond Fund	307,820	28,735
iShares iBoxx Investment Grade Corporate Bond Fund	238,920	28,907
Ishares MSCI Canada Index Fund	179,800	5,106
iShares MSCI Emerging Markets Index Fund	740,820	32,855
iShares MSCI Japan Index Fund	1,039,400	10,134
Ishares MSCI Pacific Ex-Japan Index Fund	219,300	10,338
Materials Select Sector SPDR Fund	460,600	17,291
PowerShares DB Gold Fund(2)	346,680	19,882
Utilities Select Sector SPDR Fund	483,910	16,913
Vanguard MSCI European Fund	656,560	32,066

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $336,658)		352,403

TOTAL LONG TERM INVESTMENTS—91.3% (Identified cost $336,658)		352,403

SHORT-TERM INVESTMENTS—8.3%
Money Market Mutual Funds—8.3%
Dreyfus Cash Management Fund—Institutional
Shares (seven-day effective yield 0.090%)	32,111,475	32,111

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $32,111)		32,111

TOTAL INVESTMENTS—99.6% (Identified Cost $368,769)		384,514	(1)
Other assets and liabilities, net—0.4%		1,533

NET ASSETS—100.0%		$386,047

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$352,403	$352,403
Short-Term Investments	32,111	32,111

Total Investments	$384,514	$384,514

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—75.7%
Consumer Discretionary—12.7%
Abercrombie & Fitch Co. Class A	3,290	$158
Amazon.com, Inc.(2)	14,770	3,709
Apollo Group, Inc. Class A(2)	4,120	86
AutoNation, Inc.(2)	1,530	61
AutoZone, Inc.(2)	1,510	535
Bed Bath & Beyond, Inc.(2)	9,320	521
Best Buy Co., Inc.	10,820	128
Big Lots, Inc.(2)	2,300	65
BorgWarner, Inc.(2)	4,760	341
Cablevision Systems Corp. Class A	8,810	132
CarMax, Inc.(2)	9,380	352
Carnival Corp.	18,160	668
CBS Corp. Class B	24,020	914
Chipotle Mexican Grill, Inc.(2)	1,280	381
Coach, Inc.	11,600	644
Comcast Corp. Class A	108,320	4,049
Darden Restaurants, Inc.	5,180	233
Delphi Automotive plc	11,990	459
DIRECTV Class A(2)	24,610	1,234
Discovery Communications, Inc. Class A(2)	9,710	616
Dollar General Corp.(2)	10,700	472
Dollar Tree, Inc.(2)	9,230	374
DR Horton, Inc.	11,260	223
Expedia, Inc.	3,800	234
Family Dollar Stores, Inc.	3,890	247
Ford Motor Co.	155,250	2,011
Fossil, Inc.(2)	2,190	204
GameStop Corp. Class A	4,890	123
Gannett Co., Inc.	9,410	169
Gap, Inc. (The)	12,160	377
Garmin Ltd.	4,400	180
Genuine Parts Co.	6,350	404
Goodyear Tire & Rubber Co. (The)(2)	10,060	139
H&R Block, Inc.	11,210	208
Harley-Davidson, Inc.	9,200	449
Harman International Industries, Inc.	2,720	121
Hasbro, Inc.	4,650	167
Home Depot, Inc. (The)	60,990	3,772
International Game Technology	10,670	151
Interpublic Group of Cos., Inc. (The)	17,320	191
J.C. Penney Co., Inc.	5,700	112
Johnson Controls, Inc.	27,870	856

	SHARES	VALUE
Consumer Discretionary—(continued)
Kohl’s Corp.	8,640	$371
Leggett & Platt, Inc.	5,800	158
Lennar Corp. Class A	6,690	259
Lowe’s Cos., Inc.	45,830	1,628
Ltd. Brands, Inc.	9,810	462
Macy’s, Inc.	16,040	626
Marriott International, Inc.	9,950	371
Mattel, Inc.	14,000	513
McDonald’s Corp.	40,920	3,610
McGraw-Hill Cos., Inc. (The)	11,280	617
Netflix, Inc.(2)	2,250	209
Newell Rubbermaid, Inc.	11,680	260
News Corp. Class A	82,230	2,100
NIKE, Inc. Class B	27,180	1,403
Nordstrom, Inc.	6,250	334
O’Reilly Automotive, Inc.(2)	4,700	420
Omnicom Group, Inc.	10,730	536
PetSmart, Inc.	4,360	298
priceline.com, Inc.(2)	2,040	1,267
PulteGroup, Inc.(2)	13,790	250
Ralph Lauren Corp.	2,480	372
Ross Stores, Inc.	9,090	492
Scripps Networks Interactive, Inc. Class A	3,520	204
Staples, Inc.	27,480	313
Starbucks Corp.	30,310	1,625
Starwood Hotels & Resorts Worldwide, Inc.	8,010	459
Target Corp.	26,530	1,570
Tiffany & Co.	4,910	282
Time Warner Cable, Inc.	12,320	1,197
Time Warner, Inc.	38,560	1,844
TJX Cos., Inc.	29,790	1,265
TripAdvisor, Inc.(2)	4,510	189
Urban Outfitters, Inc.(2)	4,400	173
VF Corp.	3,570	539
Viacom, Inc. Class B	18,840	994
Walt Disney Co. (The)	72,290	3,599
Washington Post Co. (The) Class B	270	99
Whirlpool Corp.	3,200	326
Wyndham Worldwide Corp.	5,720	304
Wynn Resorts Ltd.	3,230	363
Yum! Brands, Inc.	18,430	1,224

		59,595

1

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—12.5%
Anadarko Petroleum Corp.	23,970	$1,781
Apache Corp.	18,550	1,456
Baker Hughes, Inc.	24,030	981
Cabot Oil & Gas Corp.	18,690	930
Cameron International Corp.(2)	16,250	918
Chesapeake Energy Corp.	28,460	473
Chevron Corp.	82,230	8,892
ConocoPhillips	36,900	2,140
CONSOL Energy, Inc.	15,010	482
Denbury Resources, Inc.(2)	32,000	518
Devon Energy Corp.	17,880	931
Diamond Offshore Drilling, Inc.	4,720	321
Ensco plc Class A	9,580	568
EOG Resources, Inc.	13,570	1,639
EQT Corp.	6,180	365
Exxon Mobil Corp.	126,630	10,960
FMC Technologies, Inc.(2)	17,520	750
Halliburton Co.	45,700	1,585
Helmerich & Payne, Inc.	4,320	242
Hess Corp.	15,150	802
Kinder Morgan, Inc.	25,970	918
Marathon Oil Corp.	34,070	1,045
Marathon Petroleum Corp.	13,920	877
Murphy Oil Corp.	10,350	616
Nabors Industries Ltd.(2)	21,910	317
National Oilwell Varco, Inc.	22,300	1,524
Newfield Exploration Co.(2)	5,560	149
Noble Corp.	10,480	365
Noble Energy, Inc.	10,000	1,017
Occidental Petroleum Corp.	29,110	2,230
Peabody Energy Corp.	16,130	429
Phillips 66	25,690	1,364
Pioneer Natural Resources Co.	11,470	1,223
QEP Resources, Inc.	7,280	220
Range Resources Corp.	10,540	662
Rowan Cos. plc Class A(2)	13,770	431
Schlumberger Ltd.	57,050	3,953
Southwestern Energy Co.(2)	18,450	616
Spectra Energy Corp.	36,830	1,008
Tesoro Corp.	18,110	798
Valero Energy Corp.	31,870	1,087
Williams Cos., Inc. (The)	39,050	1,279

	SHARES	VALUE
Energy—(continued)
WPX Energy, Inc.(2)	8,270	$123

		58,985

Financials—12.6%
ACE Ltd.	10,140	809
Aflac, Inc.	14,000	744
Allstate Corp. (The)	14,400	578
American Express Co.	29,050	1,670
American International Group, Inc.(2)	43,950	1,551
American Tower Corp.	11,780	910
Ameriprise Financial, Inc.	6,130	384
AON plc	9,520	529
Apartment Investment & Management Co. Class A	4,410	119
Assurant, Inc.	2,380	83
AvalonBay Communities, Inc.	3,430	465
Bank of America Corp.	320,330	3,716
Bank of New York Mellon Corp. (The)	34,770	894
BB&T Corp.	20,880	608
Berkshire Hathaway, Inc. Class B(2)	54,220	4,864
BlackRock, Inc.	3,750	775
Boston Properties, Inc.	4,470	473
Capital One Financial Corp.	17,310	1,003
CBRE Group, Inc.(2)	9,070	180
Charles Schwab Corp. (The)	32,670	469
Chubb Corp. (The)	7,820	589
Cincinnati Financial Corp.	4,350	170
Citigroup, Inc.	87,440	3,459
CME Group, Inc.	9,090	461
Comerica, Inc.	5,730	174
Discover Financial Services	15,080	581
E*Trade Financial Corp.(2)	7,520	67
Equity Residential	9,620	545
Fifth Third Bancorp	26,800	407
First Horizon National Corp.	7,130	71
Franklin Resources, Inc.	4,110	517
Genworth Financial, Inc. Class A(2)	15,050	113
Goldman Sachs Group, Inc. (The)	13,150	1,677
Hartford Financial Services Group, Inc. (The)	13,010	292
HCP, Inc.	13,530	611
Health Care REIT, Inc.	7,740	474
Host Hotels & Resorts, Inc.	21,760	341
Hudson City Bancorp, Inc.	13,920	113
Huntington Bancshares, Inc.	25,280	162

2

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
IntercontinentalExchange, Inc.(2)	2,180	$270
Invesco Ltd.	13,320	348
JPMorgan Chase & Co.	112,980	4,968
KeyCorp	28,090	237
Kimco Realty Corp.	12,160	235
Legg Mason, Inc.	3,590	92
Leucadia National Corp.	5,940	141
Lincoln National Corp.	8,250	214
Loews Corp.	9,310	379
M&T Bank Corp.	3,650	359
Marsh & McLennan Cos., Inc.	16,170	557
MetLife, Inc.	32,620	1,074
Moody’s Corp.	5,790	291
Morgan Stanley	41,280	789
NASDAQ OMX Group, Inc. (The)	3,520	88
Northern Trust Corp.	6,500	326
NYSE Euronext, Inc.	7,260	229
People’s United Financial, Inc.	10,260	124
Plum Creek Timber Co., Inc.	4,790	213
PNC Financial Services Group, Inc.	15,790	921
Principal Financial Group, Inc.	8,230	235
Progressive Corp. (The)	16,470	348
Prologis, Inc.	13,790	503
Prudential Financial, Inc.	13,810	736
Public Storage	4,310	625
Regions Financial Corp.	42,400	302
Simon Property Group, Inc.	9,230	1,459
SLM Corp.	13,770	236
State Street Corp.	13,800	649
SunTrust Banks, Inc.	16,090	456
T. Rowe Price Group, Inc.	7,550	492
Torchmark Corp.	2,840	147
Travelers Cos., Inc. (The)	11,380	817
U.S. Bancorp	56,130	1,793
Unum Group	8,250	172
Ventas, Inc.	8,800	570
Vornado Realty Trust	5,050	404
Wells Fargo & Co.	145,510	4,974
Weyerhaeuser Co.	16,070	447
XL Group plc	9,070	227
Zions Bancorp	5,540	119

		59,214

	SHARES	VALUE
Industrials—12.6%
3M Co.	29,030	$2,695
ADT Corp. (The)	10,280	478
Avery Dennison Corp.	5,470	191
Boeing Co. (The)	31,540	2,377
Caterpillar, Inc.	30,990	2,776
Cintas Corp.	5,740	235
CSX Corp.	55,420	1,093
Cummins, Inc.	14,480	1,569
Danaher Corp.	29,020	1,622
Deere & Co.	19,480	1,683
Dover Corp.	9,620	632
Dun & Bradstreet Corp.	2,010	158
Eaton Corp. plc	25,130	1,362
Emerson Electric Co.	34,090	1,805
Equifax, Inc.	7,180	389
Expeditors International of Washington, Inc.	9,270	367
Fastenal Co.	11,930	557
FedEx Corp.	13,940	1,279
Flowserve Corp.	2,220	326
Fluor Corp.	10,770	633
General Dynamics Corp.	16,090	1,115
General Electric Co.	345,280	7,247
Grainger (W.W.), Inc.	3,490	706
Honeywell International, Inc.	36,700	2,329
Illinois Tool Works, Inc.	20,150	1,225
Ingersoll-Rand plc	12,400	595
Iron Mountain, Inc.	7,440	231
Jacobs Engineering Group, Inc.(2)	5,830	248
Joy Global, Inc.	4,670	298
L-3 Communications Holdings, Inc.	4,220	323
Lockheed Martin Corp.	12,630	1,166
Masco Corp.	17,670	294
Norfolk Southern Corp.	16,500	1,020
Northrop Grumman Corp.	11,770	795
PACCAR, Inc.	18,240	825
Pall Corp.	7,210	435
Parker Hannifin Corp.	8,340	709
PentAir, Inc.	9,340	459
Pitney Bowes, Inc.	10,010	107
Precision Castparts Corp.	6,480	1,227
Quanta Services, Inc.(2)	9,400	257
Raytheon Co.	16,000	921
Republic Services, Inc.	13,200	387
Robert Half International, Inc.	8,880	283

3

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Robinson (C.H.) Worldwide, Inc.	7,140	$451
Rockwell Automation, Inc.	8,030	674
Rockwell Collins, Inc.	8,040	468
Roper Industries, Inc.	4,350	485
Ryder System, Inc.	4,130	206
Snap-On, Inc.	2,570	203
Southwest Airlines Co.	35,920	368
Stanley Black & Decker, Inc.	7,530	557
Stericycle, Inc.(2)	3,820	356
Textron, Inc.	15,590	387
Tyco International Ltd.	20,740	607
Union Pacific Corp.	22,740	2,859
United Parcel Service, Inc. Class B	32,420	2,390
United Technologies Corp.	38,970	3,196
Waste Management, Inc.	21,090	712
Xylem, Inc.	8,190	222

		59,570

Materials—12.8%
Air Products & Chemicals, Inc.	28,080	2,359
Airgas, Inc.	9,500	867
Alcoa, Inc.	142,660	1,238
Allegheny Technologies, Inc.	15,010	456
Ball Corp.	20,690	926
Bemis Co., Inc.	14,460	484
CF Industries Holdings, Inc.	8,340	1,694
Cliffs Natural Resources, Inc.	19,250	742
Dow Chemical Co. (The)	156,200	5,048
Du Pont (E.I.) de Nemours & Co.	121,420	5,460
Eastman Chemical Co.	20,670	1,407
Ecolab, Inc.	34,370	2,471
FMC Corp.	18,440	1,079
Freeport-McMoRan Copper & Gold, Inc.	123,670	4,230
International Flavors & Fragrances, Inc.	11,180	744
International Paper Co.	58,230	2,320
LyondellBasell Industries N.V. Class A	49,480	2,825
MeadWestvaco Corp.	23,830	759
Monsanto Co.	69,600	6,588
Mosaic Co. (The)	36,500	2,067
Newmont Mining Corp.	50,750	2,357
Nucor Corp.	42,100	1,818
Owens-Illinois, Inc.(2)	22,980	489
PPG Industries, Inc.	20,260	2,742
Praxair, Inc.	38,680	4,234

	SHARES	VALUE
Materials—(continued)
Sealed Air Corp.	27,210	$476
Sherwin-Williams Co. (The)	11,380	1,751
Sigma-Aldrich Corp.	16,040	1,180
United States Steel Corp.	20,350	486
Vulcan Materials Co.	17,690	921

		60,218

Utilities—12.5%
AES Corp. (The)	84,030	899
AGL Resources, Inc.	15,860	634
Ameren Corp.	33,030	1,015
American Electric Power Co., Inc.	65,910	2,813
CenterPoint Energy, Inc.	58,430	1,125
CMS Energy Corp.	36,540	891
Consolidated Edison, Inc.	39,850	2,213
Dominion Resources, Inc.	77,660	4,023
DTE Energy Co.	23,450	1,408
Duke Energy Corp.	87,810	5,602
Edison International	44,210	1,998
Entergy Corp.	24,050	1,533
Exelon Corp.	115,430	3,433
FirstEnergy Corp.	56,550	2,362
Integrys Energy Group, Inc.	10,730	560
NextEra Energy, Inc.	57,180	3,956
NiSource, Inc.	42,620	1,061
Northeast Utilities	42,420	1,658
NRG Energy, Inc.	43,520	1,001
ONEOK, Inc.	27,710	1,185
Pepco Holdings, Inc.	31,570	619
PG&E Corp.	58,450	2,348
Pinnacle West Capital Corp.	15,190	774
PPL Corp.	78,970	2,261
Public Service Enterprise Group, Inc.	68,370	2,092
SCANA Corp.	17,790	812
Sempra Energy	30,520	2,165
Southern Co. (The)	118,060	5,054
TECO Energy, Inc.	27,980	469
Wisconsin Energy Corp.	31,100	1,146
XCEL Energy, Inc.	66,570	1,778

		58,888

TOTAL COMMON STOCKS (Identified Cost $334,572)		356,470

4

Virtus AlphaSectorTM Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—25.0%
Consumer Staples Select Sector SPDR Fund	1,685,100	$58,692
Health Care Select Sector SPDR Fund	1,483,440	59,263

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $97,198)		117,955

TOTAL LONG TERM INVESTMENTS—100.7% (Identified cost $431,770)		474,425

TOTAL INVESTMENTS—100.7% (Identified Cost $431,770)		474,425	(1)
Other assets and liabilities, net—(0.7)%		(3,436)

NET ASSETS—100.0%		$470,989

Abbreviations:

REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$356,470	$356,470
Exchange-Traded Funds	117,955	117,955

Total Investments	$474,425	$474,425

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Alternatives Diversifier Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—65.6%
Equity Funds—59.4%
Virtus Global Commodities Stock Fund Class I	1,983,625	$18,706
Virtus Global Dividend Fund Class I	2,496,768	32,258
Virtus Global Real Estate Securities Fund Class I	429,478	9,792
Virtus International Real Estate Securities Fund Class I	3,100,370	20,121
Virtus Real Estate Securities Class I	267,548	9,338

		90,215

Fixed Income Funds—6.2%
Virtus Senior Floating Rate Fund Class I	966,511	9,462

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $85,359)		99,677

EXCHANGE-TRADED FUNDS—33.6%
PowerShares DB Commodity Index Tracking Fund(2)	751,700	20,882
PowerShares DB G10 Currency Harvest Fund(2)	861,900	22,539
WisdomTree Managed Futures Strategy Fund(2)	188,300	7,589

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $46,344)		51,010

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $131,703)		150,687

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	581,294	581

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $581)		581

TOTAL INVESTMENTS—99.6% (Identified Cost $132,284)		151,268	(1)
Other assets and liabilities, net—0.4%		668

NET ASSETS—100.0%		$151,936

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$99,677	$99,677
Exchange-Traded Funds	51,010	51,010
Short-Term Investments	581	581

Total Investments	$151,268	$151,268

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.8%
U.S. Treasury Bond 3.500%, 2/15/39	$740		$834

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $887)			834

MUNICIPAL BONDS—1.0%
Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	65		68

Rhode Island—0.9%
City of Woonsocket Pension Funding Taxable (AGM Insured) 5.660%, 7/15/13	1,000		1,017

TOTAL MUNICIPAL BONDS (Identified Cost $1,072)			1,085

FOREIGN GOVERNMENT SECURITIES—4.6%
Bolivarian Republic of Venezuela RegS 12.750%, 8/23/22(4)	245		287
Commonwealth of Australia Series 118, 6.500%, 5/15/13	255	AUD	268
Commonwealth of Canada 1.750%, 3/1/13	270	CAD	272
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	330	NZD	276
Federative Republic of Brazil 8.500%, 1/5/24	475	BRL	282
KIngdom of Morocco 144A 4.250%, 12/11/22(3)	270		272
Kingdom of Norway Series 470, 6.500%, 5/15/13	2,190	NOK	401
Kingdom of Spain 5.850%, 1/31/22	130	EUR	179
Republic of Colombia 4.375%, 3/21/23	490,000	COP	276
Republic of Croatia 144A 6.375%, 3/24/21(3)	280		318
Republic of Mongolia 144A 5.125%, 12/5/22(3)	200		197
Republic of Peru 144A 7.840%, 8/12/20(3)	575	PEN	284
Republic of Slovenia 144A 5.500%, 10/26/22(3)	270		283
Republic of Ukraine 144A 7.950%, 6/4/14(3)	200		204
United Mexican States
Series M, 6.000%, 6/18/15	6,990	MXN	555
4.750%, 3/8/44	515		582

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $4,754)			4,936

MORTGAGE-BACKED SECURITIES—29.0%
Agency—12.4%
FHLMC

	PAR VALUE		VALUE
Agency—(continued)
7.500%, 4/1/14	$3		$3
7.000%, 4/1/16	9		10
7.000%, 1/1/33	113		133
6.500%, 2/1/35	1,486		1,686
5.000%, 12/1/35	68		76
FNMA
7.000%, 5/1/14	3		3
6.000%, 10/1/14	53		55
6.500%, 6/1/16	48		51
6.000%, 7/1/17	29		31
5.500%, 9/1/17	64		69
5.000%, 4/1/20	178		193
5.000%, 8/1/21	45		49
6.000%, 5/1/29	76		85
6.500%, 5/1/30	3		4
7.500%, 3/1/31	61		74
7.000%, 7/1/31	48		58
7.000%, 9/1/31	68		79
6.500%, 3/1/32	60		71
5.500%, 4/1/36	205		223
5.500%, 9/1/36	1,065		1,161
6.500%, 5/1/37	749		836
6.000%, 9/1/37	33		37
6.000%, 1/1/38	71		79
6.000%, 2/1/38	71		79
6.000%, 3/1/38	422		469
6.000%, 7/1/38	1,190		1,301
6.000%, 8/1/38	201		224
6.000%, 8/1/38	357		391
6.000%, 8/1/38	980		1,094
6.000%, 8/1/38	74		81
5.000%, 6/1/39	1,482		1,645
5.000%, 9/1/39	348		383
5.500%, 9/1/39	909		992
4.500%, 9/1/40	449		507
FNMA 99-M2, B 6.634%, 3/25/29(2)	704		812
GNMA
8.500%, 11/15/22	—	(9)	—	(9)
6.500%, 9/15/28	59		69
7.500%, 9/15/29	100		121

			13,234

1

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—16.6%
American General Mortgage Loan Trust 10-1A, A1, 144A 5.150%, 3/25/58(2)(3)	$201	$207
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	275	290
Bank of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.113%, 7/10/43(2)	440	468
Bank of America Funding Corp. 04-B, 2A1 5.440%, 11/20/34(2)	261	263
Bayview Commercial Asset Trust 08-1, A2A 144A 1.210%, 1/25/38(2)(3)	316	313
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	500	517
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(2)	235	262
05-PWR9, A4B 4.943%, 9/11/42	1,130	1,221
07-T28, A3 5.793%, 9/11/42	1,114	1,152
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.367%, 1/15/46(2)	1,335	1,418
Countrywide Home Loan Mortgage Pass-Through-Trust
02-R2, 1M 144A 5.750%, 7/25/33(3)	259	218
04-6, 1A2 2.990%, 5/25/34(2)	542	534
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.409%, 2/15/39(2)	65	67
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.789%, 8/10/45(2)	950	1,095
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	25	29
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A1, 144A 3.300%, 8/5/32(3)	454	486
06-LDP7, AM 5.871%, 4/15/45(2)	475	531
JPMorgan Mortgage Trust 04-A4, 2A1 2.676%, 9/25/34(2)	467	476
Morgan Stanley Capital I
07-T27, A4 5.651%, 6/11/42(2)	1,110	1,314
05-IQ10, A4B 5.284%, 9/15/42(2)	855	945
08-T29, A4 6.275%, 1/11/43(2)	1,450	1,777
Morgan Stanley Capital I, Inc. 07-IQ14, A4 5.692%, 4/15/49(2)	300	348
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(3)	270	270
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(3)	220	221

	PAR VALUE	VALUE
Non-Agency—(continued)
Springleaf Mortgage Loan Trust 12-3A, A 144A 1.570%, 12/25/59(2)(3)	$529	$532
Structured Adjustable Rate Mortgage Loan Trust 04-18, 1A2 2.754%, 12/25/34(2)	319	273
Structured Asset Securities Corp. 03-14, 3A1 5.508%, 5/25/33(2)	452	463
Wachovia Bank Commercial Mortgage Trust
07-C30, A5 5.342%, 12/15/43	450	516
07-C33, A4 5.921%, 2/15/51(2)	950	1,114
Washington Mutual Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	469	497

		17,817

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $29,699)		31,051

ASSET-BACKED SECURITIES—4.8%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	500	519
Avis Budget Rental Car Funding (AESOP) LLC
11-3A, A, 144A 3.410%, 11/20/17(3)	535	574
12-3A, A, 144A 2.100%, 3/20/19(3)	375	382
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(3)	534	537
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(2)	260	247
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(3)	160	163
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	319	321
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	524
12-3, C 3.010%, 4/16/18	545	562
Sierra Receivables Funding Co. LLC 12-3A, A, 144A 1.870%, 8/20/29(3)	498	497
Silverleaf Finance LLC 12-D, A, 144A 3.000%, 3/17/25(3)	250	250
Tidewater Auto Receivables Trust 12-AA, B, 144A 2.430%, 4/15/19(3)	215	215
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(3)	314	316

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,085)		5,107

2

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—50.4%
Consumer Discretionary—2.9%
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	$215	$221
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	210	226
Clear Channel Worldwide Holdings, Inc.
144A 6.500%, 11/15/22(3)	80	83
144A 6.500%, 11/15/22(3)	200	208
DISH DBS Corp. 4.625%, 7/15/17	300	314
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	276
MGM Resorts International (MGM Mirage) 144A 6.750%, 10/1/20(3)	215	220
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	230	235
NBC Universal Media LLC 2.875%, 1/15/23	145	145
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	235	236
Time Warner Cable, Inc.
5.000%, 2/1/20	390	454
4.000%, 9/1/21	265	291
United Artists Theatre Circuit, Inc. Series 95-BD, 1 9.300%, 7/1/15(5)(6)	14	14
WMG Acquisition Corp. 144A 6.000%, 1/15/21(3)	165	175

		3,098

Consumer Staples—2.2%
American Rock Salt Co. LLC (American Rock Capital Corp.) 144A 8.250%, 5/1/18(3)	570	519
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(3)	250	329
Flowers Foods, Inc. 4.375%, 4/1/22	275	281
Heineken NV 144A 3.400%, 4/1/22(3)	570	594
Kraft Foods Group, Inc. 144A 3.500%, 6/6/22(3)	285	304
Reynolds American, Inc. 3.250%, 11/1/22	295	296

		2,323

Energy—7.0%
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(3)	175	182
Bristow Group, Inc. 6.250%, 10/15/22	35	38
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	215
Continental Resources, Inc. 5.000%, 9/15/22	430	465
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	30	32

	PAR VALUE	VALUE
Energy—(continued)
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	$505	$692
Energy Transfer Partners LP 5.200%, 2/1/22	285	325
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(3)	280	289
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	120	126
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(3)	210	217
Halcon Resources Corp. 144A 8.875%, 5/15/21(3)	115	122
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(3)	160	173
OGX Austria GmbH 144A 8.500%, 6/1/18(3)	560	507
Petrobras International Finance Co. 5.375%, 1/27/21	515	579
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	310	307
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)(6)	32	33
Phillips 66
144A 4.300%, 4/1/22(3)	515	575
144A 5.875%, 5/1/42(3)	340	408
Plains Exploration & Production Co. 6.875%, 2/15/23	215	247
Rowan Cos., Inc. 4.875%, 6/1/22	255	277
SandRidge Energy, Inc. 7.500%, 3/15/21	575	618
Transocean, Inc. 3.800%, 10/15/22	360	369
Weatherford International Ltd. 4.500%, 4/15/22	310	329
Williams Cos., Inc. (The) 3.700%, 1/15/23	200	201
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(3)	200	210

		7,536

Financials—21.0%
Aircastle Ltd. 7.625%, 4/15/20	200	225
Akbank TAS 144A 3.875%, 10/24/17(3)	350	360
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(4)(10)	250	280
Ally Financial, Inc. 5.500%, 2/15/17	315	338
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	240	280
AvalonBay Communities, Inc. 2.950%, 9/15/22	430	428
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 4.875%, 11/15/17(3)	220	224
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450	461
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	300	336
Bancolombia SA 5.125%, 9/11/22	260	270

3

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Bank of America Corp.
5.750%, 8/15/16	$250	$273
5.625%, 7/1/20	235	278
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250	277
Boston Properties LP 3.850%, 2/1/23	380	399
Capital One Financial Corp. 6.150%, 9/1/16	355	406
Chubb Corp. (The) 6.375%, 3/29/67(2)	250	272
Citigroup, Inc. 5.000%, 9/15/14	510	537
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	225	216
Developers Diversified Realty Corp. 7.875%, 9/1/20	540	693
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	290	292
Digital Realty Trust LP 5.250%, 3/15/21	625	691
E*trade Financial Corp. 6.375%, 11/15/19	175	180
Ford Motor Credit Co. LLC 5.000%, 5/15/18	380	420
General Electric Capital Corp. 1.600%, 11/20/17	240	240
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	220	231
GFI Group, Inc. 8.625%, 7/19/18	620	547
Goldman Sachs Group, Inc. (The)
6.000%, 6/15/20	360	427
5.750%, 1/24/22	500	591
HCP, Inc. 2.625%, 2/1/20	300	299
HDTFS, Inc. 144A 5.875%, 10/15/20(3)	100	105
Highwoods Realty LP 3.625%, 1/15/23	270	264
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(7)(8)	310	329
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(3)	175	181
International Lease Finance Corp. 4.875%, 4/1/15	250	259
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(3)	295	302
JPMorgan Chase & Co.
3.450%, 3/1/16	365	388
4.400%, 7/22/20	425	479
3.250%, 9/23/22	735	756
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	270
Kazkommerts Bank International BV RegS 8.000%, 11/3/15(4)	115	111
KeyCorp 5.100%, 3/24/21	405	471
Lincoln National Corp. 4.200%, 3/15/22	530	568
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17

	PAR VALUE	VALUE
Financials—(continued)
Morgan Stanley
5.550%, 4/27/17	$330	$366
5.500%, 7/28/21	200	227
6.375%, 7/24/42	435	509
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	273
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(10)	285	286
PKO Finance AB 144A 4.630%, 9/26/22(3)(10)	255	268
Post Apartment Homes LP 3.375%, 12/1/22	200	199
Prudential Financial, Inc.
7.375%, 6/15/19	250	317
8.875%, 6/15/38(2)	360	437
5.875%, 9/15/42(2)(8)	190	200
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	220	230
Regions Financial Corp. 5.750%, 6/15/15	520	562
Resona Bank Ltd. 144A 5.850%(2)(3)(7)(8)	830	893
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)	220	236
Santander Holdings USA, Inc. 3.000%, 9/24/15	200	204
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(3)(10)	320	326
Spencer Spirit Holdings, Inc. (Spencer Gifts LLC, Spirit Halloween Superstores) 144A 11.000%, 5/1/17(3)	155	166
Turkiye Is Bankasi 144A 3.875%, 11/7/17(3)	335	341
UBS AG 7.625%, 8/17/22	500	552
United Rentals North America, Inc. 144A 7.375%, 5/15/20(3)	255	281
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(3)	165	179
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	245
Wells Fargo & Co. 4.600%, 4/1/21	270	310

		22,578

Health Care—2.8%
Boston Scientific Corp. 6.000%, 1/15/20	305	356
CFR International SpA 144A 5.125%, 12/6/22(3)	200	208
Express Scripts Holding Co. 144A 2.650%, 2/15/17(3)	570	592
Gilead Sciences, Inc. 4.400%, 12/1/21	325	370
HCA, Inc. 6.500%, 2/15/20	330	372
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	110	111
Mylan, Inc. PA 144A 3.125%, 1/15/23(3)	325	322

4

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Tenet Healthcare Corp. 6.250%, 11/1/18	$170	$188
VPI Escrow Corp. 144A 6.375%, 10/15/20(3)	210	226
Watson Pharmaceuticals, Inc. 3.250%, 10/1/22	285	291

		3,036

Industrials—4.9%
Aircastle Ltd. 144A 6.250%, 12/1/19(3)	225	236
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	282	302
Belden, Inc. 144A 5.500%, 9/1/22(3)	110	114
CHC Helicopter SA 9.250%, 10/15/20	160	169
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	290	316
99-1, A 6.545%, 2/2/19	453	494
00-1, A-1 8.048%, 11/1/20	468	530
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	345	369
Hexion U.S. Finance Corp. 6.625%, 4/15/20	45	46
Iron Mountain, Inc. 5.750%, 8/15/24	390	397
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	391	414
ServiceMaster Co. 144A 7.000%, 8/15/20(3)	220	222
Spirit Aerosystems, Inc. 6.750%, 12/15/20	205	220
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(3)	305	311
U.S. Airways Pass-Through-Trust
99-1A 8.360%, 1/20/19	541	595
11-1 A 7.125%, 10/22/23	472	531

		5,266

Information Technology—1.4%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	275
EarthLink, Inc. 8.875%, 5/15/19	165	174
First Data Corp. 144A 6.750%, 11/1/20(3)	275	279
Igloo Holdings Corp. PIK Capitalization Interest 144A 8.250%, 12/15/17(3)	45	45
NCR Corp. 144A 4.625%, 2/15/21(3)	215	216
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(3)	45	46
Xerox Corp. 4.500%, 5/15/21	425	450

		1,485

Materials—2.9%
Alpek SAB de CV 144A 4.500%, 11/20/22(3)	385	402

	PAR VALUE	VALUE
Materials—(continued)
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 144A 9.625%, 8/1/20(3)	$160	$175
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	200	225
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	97
Eurochem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(10)	275	283
Ineos Finance plc 144A 8.375%, 2/15/19(3)	200	216
Methanex Corp. 3.250%, 12/15/19	215	216
NewMarket Corp. 144A 4.100%, 12/15/22(3)	288	293
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	305	320
PTT Global Chemical plc RegS 4.250%, 9/19/22(4)	225	233
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	219
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	60	65
Vale Overseas Ltd. 4.375%, 1/11/22	330	352

		3,096

Telecommunication Services—3.4%
AT&T, Inc. 3.875%, 8/15/21	425	473
CenturyLink, Inc. Series S, 6.450%, 6/15/21	495	547
Crown Castle Towers LLC 144A 4.883%, 8/15/20(3)	600	677
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200	221
Frontier Communications Corp. 7.125%, 1/15/23	220	234
GCI, Inc. 8.625%, 11/15/19	200	214
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(3)	160	168
Sprint Nextel Corp. 6.000%, 11/15/22	285	294
Univision Communications, Inc. 144A 6.750%, 9/15/22(3)	430	446
Windstream Corp. 7.750%, 10/15/20	330	358

		3,632

Utilities—1.9%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)	270	273
Calpine Corp.
144A 7.875%, 7/31/20(3)	125	141
144A 7.500%, 2/15/21(3)	351	389
CMS Energy Corp. 6.250%, 2/1/20	545	639
Dominion Resources, Inc. 8.875%, 1/15/19	100	137
NRG Energy, Inc. 7.625%, 5/15/19	195	209

5

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 5.250%, 5/1/23(3)	$225	$234

		2,022

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $51,325)		54,072

CONVERTIBLE BONDS—0.6%
General Electric Capital Corp. Series A 7.125%, 12/15/49(2)	590	667

TOTAL CONVERTIBLE BONDS (Identified Cost $590)		667

LOAN AGREEMENTS(2)—7.1%
Consumer Discretionary—1.1%
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.460%, 1/28/18	240	215
EB Sports Corp. 11.500%, 12/31/15	170	170
Leslie’s Poolmart, Inc. 4.170%, 10/16/19	160	161
MGM Resorts International (MGM Mirage) Tranche B, 4.250%, 12/20/19	28	28
Party City Holdings, Inc. 5.750%, 7/27/19	125	126
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	217	213
Riverbed Technology, Inc. 0.000%, 12/18/19	68	69
Sequa Automotive Group 6.250%, 11/15/18	165	164
Tribune Co. 0.000%, 7/30/19	72	72

		1,218

Consumer Staples—0.5%
AdvancePierre Foods, Inc. First Lien, 9.500%, 10/10/17	210	215
Pinnacle Foods Finance LLC Tranche E, 4.750%, 10/17/18	103	104
Supervalu, Inc. 8.000%, 8/30/18	160	162

		481

Energy—0.4%
Chesapeake Energy Corp. 5.750%, 12/2/17	215	216
Frac Tech International LLC 8.500%, 5/6/16	220	183

		399

Financials—0.5%
iStar Financial, Inc. 5.750%, 10/15/17	208	210

	PAR VALUE	VALUE
Financials—(continued)
Nuveen Investments, Inc. Second Lien, 0.000%, 2/28/19	$215	$220
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	135	136

		566

Health Care—1.0%
Ardent Medical Services, Inc.
0.000%, 11/2/18	79	81
0.000%, 11/21/18	69	70
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 10/26/17	69	70
Houghton International, Inc. First Lien, 0.000%, 7/30/19	220	222
MSO of Puerto Rico, Inc. 9.750%, 10/26/17	51	51
Par Pharmaceutical Tranche B, 0.000%, 9/30/19	360	360
Pharmaceutical Research Associates, Inc. 0.000%, 12/10/17	160	160
United Surgical Partners International, Inc. Tranche B, 0.000%, 4/3/19	56	56

		1,070

Industrials—1.1%
Alliance Laundry Systems LLC
First Lien, 5.500%, 12/10/18	220	222
Second Lien, 9.500%, 12/10/19	30	30
Aluma Systems, Inc. Tranche-1 6.250%, 10/23/18	31	31
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	80	81
Brand Energy & Infrastructure Services, Inc.
Tranche B-1 6.250%, 10/23/18	129	128
Tranche B-1 6.250%, 10/23/19	105	104
CHG Buyer Corp.
First Lien, 5.000%, 11/19/19	165	165
Second Lien, 9.000%, 11/19/20	52	52
MRC Global, Inc. 6.250%, 11/8/19	157	158
Silver II Borrower S.C.A. ( Silver US Holdings, LLC) 5.000%, 12/13/19	209	211

		1,182

Information Technology—1.5%
Blue Coat Systems, Inc. 5.750%, 2/15/18	274	276
CCC Information Services Group, Inc. 0.000%, 12/31/19	91	92

6

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Go Daddy Operating Co. LLC Tranche B-1, 5.500%, 12/17/18	$234	$236
IPC Systems, Inc. Tranche C First Lien, 7.750%, 7/31/17	165	161
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	161	162
Tranche B-3 6.500%, 8/7/17	44	44
RP Crown Parent LLC 0.000%, 12/14/17	53	53
SCS Holdings, Inc. 0.000%, 12/7/18	118	119
Spansion LLC 5.250%, 12/13/18	70	70
Sungard Data Systems, Inc. Tranche D 4.500%, 1/31/20	24	24
Veyance Technologies, Inc. Second Lien, 0.000%, 7/31/15	230	223
Wall Street Systems Holdings, Inc. Second Lien, 0.000%, 10/25/20	110	110

		1,570

Materials—1.0%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	214	213
Fortescue Metals Group Ltd. 5.250%, 10/18/17	284	287
Houghton International, Inc. Second Lien, 10.500%, 12/17/20	110	109
Kronos, Inc.
First Lien, 5.500%, 10/30/19	39	40
Second Lien, 9.750%, 4/30/20	110	110
Tomkin Air 5.000%, 11/9/18	62	63
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 8.000%, 8/2/17	270	264

		1,086

TOTAL LOAN AGREEMENTS (Identified Cost $7,546)		7,572

	SHARES	VALUE
PREFERRED STOCK—0.7%
Financials—0.7%
Citigroup Capital XIII 7.875%,	16,200	452
JPMorgan Chase & Co. Series 1 7.90%(2)	280,000	317

TOTAL PREFERRED STOCK (Identified Cost $685)		769

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $101,643)		106,093

SHORT-TERM INVESTMENTS—2.2%
Money Market Mutual Funds—2.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	2,385,607	$2,386

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,386)		2,386

TOTAL INVESTMENTS—101.2% (Identified Cost $104,029)		108,479	(1)
Other assets and liabilities, net—(1.2)%		(1,255)

NET ASSETS—100.0%		$107,224

Abbreviations:

AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $28,123 or 26.2% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	Amounts are less than $500.
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol

7

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	81%
Brazil	2
Mexico	2
Australia	1
Cayman Islands	1
Ireland	1
Luxembourg	1
Other	11

Total	100%

†	% of total investments as of December 31, 2012

8

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$5,107	$—	$5,107	$—
Convertible Bonds	667	—	667	—
Corporate Bonds and Notes	54,072	—	54,058	14
Foreign Government Securities	4,936	—	4,936	—
Loan Agreements	7,572	—	7,572	—
Mortgage-Backed Securities	31,051	—	31,051	—
Municipal Bonds	1,085	—	1,085	—
U.S. Government Securities	834	—	834	—
Equity Securities:
Preferred Stock	769	—	769	—
Short-Term Investments	2,386	2,386	—	—

Total Investments	$108,479	$2,386	$106,079	$14

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds and Notes
Balance as of September 30, 2012:	$14
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2012	$14	(d)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Includes internally fair valued security.

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—98.7%
Development Revenue—6.0%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$340
Ontario Redevelopment Financing Authority, (NATL Insured) 5.250%, 8/1/13	500	501
San Diego Redevelopment Agency, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,001
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	505
Santa Clara Redevelopment Agency, (NATL Insured) 5.000%, 6/1/22	1,000	1,012

		3,359

General Obligation—15.1%
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	170
Contra Costa Community College District, 4.000%, 8/1/28	200	224
Gilroy Unified School District, (NATL, FGIC Insured) 5.000%, 8/1/27	500	510
Los Angeles Unified School District, 2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	576
Series A-1 (NATL Insured) 4.500%, 1/1/28	500	551
New Haven Unified School District, (AGC Insured) 0.000%, 8/1/33	1,500	565
Norwalk - La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	564
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	592
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,200	650
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	1,000	567
Sequoia Union High School District 4.000%, 7/1/26	250	278
State of California, 5.500%, 3/1/26	500	587

	PAR VALUE	VALUE
General Obligation—(continued)
5.000%, 6/1/32	$675	$745
5.000%, 9/1/32	500	572
5.000%, 11/1/32	250	278
4.500%, 10/1/36	500	532
5.000%, 12/1/37	250	276
6.000%, 4/1/38	250	299

		8,536

General Revenue—19.7%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,600	1,812
City of Pomona, Certificates of Participation (AMBAC Insured) 5.500%, 6/1/28	1,000	1,041
Commonwealth of Puerto Rico Sales Tax Financing Corp., 5.000%, 8/1/46	500	531
Golden State Tobacco Securitization Corp., Series A-1 5. 125%, 6/1/47	1,250	1,074
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	285	312
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,180
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	411
5.000%, 10/1/37	750	835
South Bay Regional Public Communications Authority, Series B (ACA Insured) 4.750%, 1/1/31	535	524
State of California Public Works Board, Department of Health Services, Series B (XLCA Insured) 5.000%, 11/1/17	460	507
Department of General Services, Series A 6.125%, 4/1/29	500	605
Various Capital Projects, Series G-1 5.750%, 10/1/30	550	643
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	539
University of California, Department of Mental Health, Series A 5.500%, 6/1/16	1,000	1,069

		11,083

1

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Higher Education Revenue—7.9%
California Educational Facilities Authority, Univesity of Southern California, Series A 5.000%, 10/1/23	$250	$321
Stanford University, 5.250%, 4/1/40	500	694
Pomona Colllege, Series A 5.000%, 7/1/45	500	541
California State University, Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	727
University of California, Series D (NATL, FGIC Insured) 5.000%, 5/15/28	500	564
Regents Medical, Series A 4.750%, 5/15/31	500	536
Series G (NATL, FGIC Insured) 4.750%, 5/15/35	525	537
Series B 4.750%, 5/15/38	500	513

		4,433

Medical Revenue—4.5%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	535
Providence Health & Services, Series C 6.500%, 10/1/38	295	357
Kaiser Permanente, Series A 5.250%, 4/1/39	500	546
California Statewide Communities Development Authority, Kaiser Permanente, Series B 5.000%, 3/1/41	500	537
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	554

		2,529

Natural Gas Revenue—1.5%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	750	845

Power Revenue—4.1%
Imperial Irrigation District, Series B 5.000%, 11/1/36	300	335
Northern California Power Agency, 5.000%, 7/1/32	200	233
Sacramento Municipal Utilities District Financing Authority, (NATL Insured) 4.750%, 7/1/26	500	534
5.000%, 8/15/26	500	600
Southern California Public Power Authority, Series 1, 5.000%, 7/1/28	500	587

		2,289

	PAR VALUE	VALUE
Pre-Refunded—19.3%
Bay Area Toll Authority, Toll Bridge San Fransisco Bay Area , Series F (Pre-refunded 4/1/16 @ $100) 5.000%, 4/1/18	$1,000	$1,140
California Health Facilities Financing Authority, Stanford Hospital and Clinics, Series A (Pre-refunded 11/15/13 @ $100) 5.000%, 11/15/14	125	130
Providence Health & Services, Series C (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	5	6
California Infrastructure & Economic Development Bank, (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	1,025
California State University, Series A (Pre-refunded 5/1/13 @ $100) (NATL, FGIC Insured) 5.000%, 11/1/26	250	254
Contra Costa County Home Mortgage, (GNMA Collateralized) 7.500%, 5/1/14(3)	500	548
El Dorado Irrigation District & El Dorado Water Agency, Certificates of Participation, Series A (Pre-refunded 3/1/13 @ $100) (NATL, FGIC Insured) 5.250%, 3/1/16	365	368
Grossmont-Cuyamaca Community College District, Election of 2002 Series A (Pre-refunded 8/1/13 @100) (NATL Insured) 5.000%, 8/1/19	210	216
Los Angeles Harbor Department, 7.600%, 10/1/18(3)	595	720
Metropolitan Water District of Southern California, Series B-1 (Pre-refunded 10/1/13 @100) (NATL, FGIC Insured) 5.000%, 10/1/36	140	145
Northern California Power Agency, Series A (Pre-refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	271
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,859
Stockton Housing Facility, Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	180	181

		10,863

Transportation Revenue—7.0%
Bay Area Toll Authority,
Series F-1 5.000%, 4/1/34	500	567
Series F-1 5.125%, 4/1/39	580	655

2

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Transportation Revenue—(continued)
City of Long Beach Airport, Series A 5.000%, 6/1/30	$200	$224
Imperial County Transportation Authority, Series E 4.000%, 6/1/20	500	545
Los Angeles International Airport, Series A 5.000%, 5/15/40	510	573
San Diego County Regional Airport Authority,
Series B 5.000%, 7/1/40	500	544
Series A 5.000%, 7/1/40	250	272
San Francisco Municipal Transporation Agency, 5.000%, 3/1/42	500	559

		3,939

Water & Sewer Revenue—13.6%
Alameda County Water District Financing Authority, 3.500%, 6/1/41	1,000	998
California State Department of Water Resources 5.000%, 12/1/28	215	251
City of San Francisco Public Utilities Commission, Water Revenue
4.000%, 11/1/32	250	271
4.000%, 11/1/41	500	515
City of Santa Rosa Wastewater Revenue, Series A 5.000%, 9/1/33	500	580
Delta Diablo Sanitation District, Certificates of Participation (NATL Insured) 0.000%, 12/1/16	1,070	989
East Bay Municipal Utility District, 5.000%, 6/1/20	250	315
(NATL Insured) 5.000%, 6/1/35	500	542
Irvine Ranch Water District, Certificates of Participation, 5.000%, 3/1/24	500	585
Los Angeles Department of Water & Power, 5.000%, 7/1/25	700	866
Orange County Sanitation District, Series A 3.000%, 2/1/31	750	771
Sacramento Suburban Water District, 5.000%, 11/1/25	250	304
Santa Margarita-Dana Point Authority, 5.125%, 8/1/38	600	681

		7,668

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $50,617)		55,544

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $50,617)		55,544

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.1%
Money Market Mutual Funds—1.1%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	609,557	$610

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $610)		610

TOTAL INVESTMENTS—99.8% (Identified Cost $51,227)		56,154	(1)
Other assets and liabilities, net—0.2%		132

NET ASSETS—100.0%		$56,286

Abbrevations

ACA	American Capital Access Financial Guarantee Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance

Footnote Legend

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At December 31, 2012, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 99%. At December 31, 2012, 48% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 14.4% AND GNMA 11.7%.

(3)	Escrowed to maturity.

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$55,544	$—	$55,544
Equity Securities:
Short-Term Investments	610	610	—

Total Investments	$56,154	$610	$55,544

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Disciplined Equity Style Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.0%
iShares Russell 1000(R) Value Index Fund	4,500	$328
iShares Russell 2000(R) Value Index Fund	4,400	332
iShares Russell Midcap(R) Value Index Fund	6,600	331

TOTAL EXCHANGE- TRADED FUNDS (Identified Cost $998)		991

TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $998)		991

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	9,912	10

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10)		10

TOTAL INVESTMENTS—100.0% (Identified Cost $1,008)		1,001	(1)
Other assets and liabilities, net—0.0%		0	(2)

NET ASSETS—100.0%		$1,001

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Amounts are less than $500 (not reported in 000s).

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$991	$991
Short-Term Investments	10	10

Total Investments	$1,001	$1,001

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Disciplined Select Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—98.9%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	4,060	$493
iShares iBoxx $ High Yield Corporate Bond Fund	1,330	124
iShares iBoxx Investment Grade Corporate Bond Fund	3,070	372

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $991)		989

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $991)		989

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	3,985	4

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4)		4

TOTAL INVESTMENTS—99.3% (Identified Cost $995)		993	(1)
Other assets and liabilities, net—0.7%		7

NET ASSETS—100.0%		$1,000

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$989	$989
Short-Term Investments	4	4

Total Investments	$993	$993

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Disciplined Select Country Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.4%
iShares MSCI Australia Index Fund	3,740	$94
iShares MSCI France Index Fund	4,000	95
iShares MSCI Germany Index Fund	3,440	85
iShares MSCI Hong Kong Index Fund	1,660	32
iShares MSCI Italy Index Fund	1,700	23
iShares MSCI Japan Index Fund	23,560	230
iShares MSCI Netherlands Investable Market Index Fund	1,370	28
iShares MSCI Singapore Index Fund	1,390	19
iShares MSCI Spain Index Fund	1,000	30
iShares MSCI Sweden Index Fund	1,100	33
iShares MSCI Switzerland Index Fund	3,370	90
iShares MSCI United Kingdom Index Fund	13,700	246

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $994)		1,005

TOTAL LONG TERM INVESTMENTS—99.4% (Identified cost $994)		1,005

SHORT-TERM INVESTMENTS—0.6%
Money Market Mutual Funds—0.6%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	6,065	6

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6)		6

TOTAL INVESTMENTS—100.0% (Identified Cost $1,000)		1,011	(1)
Other assets and liabilities, net—(0.1)%		(1)

NET ASSETS—100.0%		$1,010

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,005	$1,005
Short-Term Investments	6	6

Total Investments	$1,011	$1,011

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Dynamic AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—124.9%
Consumer Discretionary Select Sector SPDR Fund	1,301,000	$61,706
Consumer Staples Select Sector SPDR Fund	1,740,200	60,611
Energy Select Sector SPDR Fund	848,400	60,610
Financial Select Sector SPDR Fund	3,723,700	61,069
Health Care Select Sector SPDR Fund	1,530,200	61,132
Industrial Select Sector SPDR Fund	1,618,000	61,322
Materials Select Sector SPDR Fund	1,635,200	61,385
Utilities Select Sector SPDR Fund	1,740,400	60,827

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $474,568)		488,662

TOTAL LONG TERM INVESTMENTS—124.9% (Identified cost $474,568)		488,662

SHORT-TERM INVESTMENT—0.7%
Money Market Mutual Funds—0.7%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	2,690,026	2,690

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,690)		2,690

TOTAL INVESTMENTS—125.6% (Identified Cost $477,258)		491,352	(1)
SECURITIES SOLD SHORT—(5.5)% (Proceeds ($21,065))		(21,714)
Other assets and liabilities, net—(20.0)%		(78,339)

NET ASSETS—100.0%		$391,299

SECURITIES SOLD SHORT—5.5%
EXCHANGE-TRADED FUNDS SOLD SHORT—(5.5)%
Technology Select Sector SPDR Fund	750,055	(21,714)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT—(5.5)% (Proceeds ($21,065))		(21,714)

TOTAL SECURITIES SOLD SHORT—(5.5)% (Proceeds ($21,065))		(21,714	)(1)

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$488,662	$488,662
Short Term Investments	2,690	2,690

Total Investments	$491,352	$491,352

Liabilities:
Exchange-Traded Funds Sold Short	$(21,714)	$(21,714)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—28.1%
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	$230		$220
RegS 7.000%, 12/1/18(5)	70		66
RegS 12.750%, 8/23/22(5)	30		35
7.650%, 4/21/25	775		686
9.375%, 1/13/34	325		323
KIngdom of Morocco 144A 4.250%, 12/11/22(4)	200		202
Kingdom of Spain 5.850%, 1/31/22	30	EUR	41
Mongolia 144A 5.125%, 12/5/22(4)	200		197
Republic of Angola (Northern Lights III BV) RegS 7.000%, 8/16/19(5)	250		277
Republic of Argentina PIK Interest Capitalization 8.280%, 12/31/33	376		271
Republic of Belarus 8.950%, 1/26/18	100		104
Republic of Chile 5.500%, 8/5/20	83,500	CLP	194
Republic of Croatia 144A 6.375%, 3/24/21(4)	300		341
Republic of Ecuador 144A 9.375%, 12/15/15(4)	100		101
Republic of El Salvador 144A 7.650%, 6/15/35(4)	250		287
Republic of Hungary 6.375%, 3/29/21	110		122
Republic of Iceland 144A 5.875%, 5/11/22(4)	250		279
Republic of Indonesia Series FR-30, 10.750%, 5/15/16	2,000,000	IDR	247
Republic of Ivory Coast 144A 3.750%, 12/31/32(4)	100		93
Republic of Peru 144A 6.900%, 8/12/37(4)	400	PEN	200
Republic of Poland 5.750%, 10/25/21	300	PLZ	112
Republic of Romania 144A 6.750%, 2/7/22(4)	150		183
Republic of Serbia 144A 6.750%, 11/1/24(3)(4)	160		162
Republic of Slovenia 144A 5.500%, 10/26/22(4)	200		210
Republic of South Africa Series R-208 6.750%, 3/31/21	1,470	ZAR	177
Republic of Turkey
9.000%, 3/8/17	400	TRY	246
5.125%, 3/25/22	200		230
6.750%, 5/30/40	225		305
Republic of Ukraine
144A 7.950%, 6/4/14(4)	200		204
144A 7.750%, 9/23/20(4)	325		336
Republic of Zambia 144A 5.375%, 9/20/22(4)	200		200
Russian Federation 144A 5.625%, 4/4/42(4)	250		311
United Mexican States Series M, 6.000%, 6/18/15	3,855	MXN	306
Series M, 6.500%, 6/9/22	2,250	MXN	188

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $7,153)			7,456

	PAR VALUE	VALUE
CORPORATE BONDS AND NOTES—69.2%
Australia—0.3%
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	$75	$80

Austria—0.8%
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(4)	200	219

Bermuda—1.2%
Aircastle Ltd. 144A 6.250%, 12/1/19(4)	100	105
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	200	221

		326

Brazil—7.1%
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	100	110
Banco do Brasil S.A. 144A 9.250%(3)(4)(7)(8)	200	248
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	125	140
Embraer SA 5.150%, 6/15/22	100	110
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	125	145
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(5)	250	263
OGX Austria GmbH 144A 8.375%, 4/1/22(4)	225	188
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	200	209
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	250	260
Vale SA 5.625%, 9/11/42	200	217

		1,890

Canada—0.2%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	45	46

Cayman Islands—7.2%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(4)	100	109
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	250	263
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, 5/29/49(3)(4)(7)(8)	325	345
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(4)	250	356
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	200	219
Odebrecht Finance Ltd. 144A 6.000%, 4/5/23(4)	252	291

1

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Cayman Islands—(continued)
Petrobras International Finance Co. 6.750%, 1/27/41	$100	$126
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	175	205

		1,914

Chile—1.5%
Banco Santander Chile 144A 3.875%, 9/20/22(4)	200	205
Cencosud SA 144A 4.875%, 1/20/23(4)	200	204

		409

Colombia—1.0%
Bancolombia SA 5.125%, 9/11/22	250	260

Croatia—0.8%
Hrvatska Elektroprivreda 144A 6.000%, 11/9/17(4)	200	211

Georgia—0.8%
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	200	203

India—0.6%
ICICI Bank Ltd. 144A 6.375%, 4/30/22(3)(4)	150	152

Indonesia—3.1%
Pertamina Persero PT
144A 5.250%, 5/23/21(4)	200	225
144A 6.000%, 5/3/42(4)	275	311
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(4)	250	284

		820

Ireland—4.3%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(4)(6)	200	212
Eurochem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(6)	200	206
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(6)	200	201
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(4)	250	304
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(4)(6)	175	214

		1,137

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19	200	217

	PAR VALUE	VALUE
Italy—0.4%
Telecom Italia Capital SA 7.175%, 6/18/19	$100	$116

Kazakhstan—3.7%
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	200	202
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	200	207
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	200	251
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	100	101
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(4)	200	210

		971

Luxembourg—5.6%
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	200	233
Altice Financing SA 144A 7.875%, 12/15/19(4)	200	212
Gazprom Neft OAO (GPN Capital SA) 144A 4.375%, 9/19/22(4)	200	205
Gazprom OAO (Gaz Capital SA) RegS 6.510%, 3/7/22(5)	150	179
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 6.299%, 5/15/17(4)	125	138
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(4)(6)	200	204
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(6)	100	110
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(4)	200	204

		1,485

Mexico—6.6%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	200	209
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	159
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.750%, 9/30/22(4)	150	169
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	200	224
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	200	216
Petroleos Mexicanos
6.500%, 6/2/41	225	282
144A 5.500%, 6/27/44(4)	450	495

		1,754

2

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Netherlands—3.2%
Ajecorp BV 6.500%, 5/14/22(4)	$150	$163
MDC-GMTN BV 144A 5.500%, 4/20/21(4)	250	291
OAO Lukoil International Finance BV 144A 6.125%, 11/9/20(4)(6)	350	404

		858

Paraguay—0.8%
Telefonica Celular del Paraguay SA 6.750%, 12/13/22(4)	200	210

Peru—2.6%
Banco Bilbao Vizcaya Argentaria S.A. Banco Continental SA 144A 5.000%, 8/26/22(4)	125	133
Banco de Credito del Peru 144A 5.375%, 9/16/20(4)	200	222
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	100	109
Volcan Compania Minera SAA 144A 5.375%, 2/2/22(4)	200	221

		685

Russia—1.6%
Brunswick Rail Finance Ltd. 144A 6.500%, 11/1/17(4)	200	210
VTB Bank OJSC 144A 9.500%, 12/1/49(4)(6)	200	215

		425

Sweden—0.8%
PKO Finance AB 144A 4.630%, 9/26/22(4)(6)	200	211

Thailand—0.8%
PTT Global Chemical pcl 144A 4.250%, 9/19/22(4)	200	207

Trinidad and Tobago—0.3%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(5)	79	87

Turkey—2.4%
Turkiye
Vakiflar Bankasi Tao 144A 5.750%, 4/24/17(4)	200	216
Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	200	215
Is Bankasi AS 144A 6.000%, 10/24/22(4)	200	212

		643

Ukraine—1.6%
DP World Ltd. 144A 6.850%, 7/2/37(4)	250	293

	PAR VALUE		VALUE
Ukraine—(continued)
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	$125		$129

			422

United Arab Emirates—1.2%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(4)	275		328

United Kingdom—0.4%
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	100		110

United States—2.2%
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(4)	30		30
Morgan Stanley 144A 10.090%, 5/3/17(4)	250	BRL	132
Pactiv LLC 8.125%, 6/15/17	100		100
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	250		280
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	25		27

			569

Venezuela—4.7%
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	1,260		1,247

Virgin Islands (British)—0.6%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	275	BRL	144

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $17,677)			18,356

TOTAL LONG TERM INVESTMENTS—97.3% (Identified cost $24,830)			25,812

	SHARES		VALUE
SHORT-TERM INVESTMENTS—1.5%
Money Market Mutual Funds—1.5%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	395,444		395

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $395)			395

TOTAL INVESTMENTS—98.8% (Identified Cost $25,225)			26,207	(1)
Other assets and liabilities, net—1.2%			331

NET ASSETS—100.0%			$26,538

3

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Schedules of Investments.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $18,170 or 68.5% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLZ	Polish Zloty
TRY	Turkish Lira
ZAR	South African Rand

4

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
Venezuela	10%
Mexico	9
Cayman Islands	8
Brazil	7
Luxembourg	6
Turkey	5
Ireland	4
Other	51

Total	100%

†	% of total investments as of December 31, 2012

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds and Notes	$18,356	$—	$18,356
Foreign Government Securities	7,456	—	7,456
Equity Securities:
Short-Term Investments	395	395	—

Total Investments	$26,207	$395	$25,812

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—5.0%
Consumer Staples—2.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar .120%	600	$27
Companhia de Bebidas das Americas 2.890%	2,300	96

		123

Financials—0.4%
Banco do Estado do Rio Grande do Sul S.A. 1.140%	2,800	21

Materials—1.2%
Bradespar S.A. 4.770%	4,300	69

Utilities—1.3%
Companhia Energetica de Minas Gerais 6.920%	7,200	79

TOTAL PREFERRED STOCK (Identified Cost $267)		292

COMMON STOCKS—88.6%
Consumer Discretionary—6.8%
Anta Sports Products Ltd. (China)	43,000	39
Arcelik AS (Turkey)	3,116	20
Astra International Tbk PT (Indonesia)	66,500	53
Dongfeng Motor Group Co., Ltd. Class H (China)	6,000	9
Giant Manufacturing Co. Ltd. (Taiwan)	2,000	12
Great Wall Motor Co., Ltd. (China)	7,500	24
Kangwon Land, Inc. (South Korea)	1,700	46
Lojas Renner S.A. (Brazil)	1,100	43
MRV Engenharia e Participacoes S.A. (Brazil)	3,700	22
Naspers Ltd. (South Africa)	443	29
Parkson Holdings Bhd (Malaysia)	7,600	13
Truworths International Ltd. (South Africa)	2,032	26
UMW Holdings Bhd (Malaysia)	16,100	63

		399

Consumer Staples—6.5%
Grupo Modelo S.A.B. de C.V. Class C (Mexico)	5,500	49
Indofood Sukses Makmur Tbk PT (Indonesia)	22,000	13
Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Mexico)	8,600	22
KT&G Corp. (South Korea)	1,711	129
Kuala Lumpur Kepong BHD (Malaysia)	2,900	23
President Chain Store Corp. (Taiwan)	7,000	38
Spar Group Ltd. (The) (South Africa)	3,883	61

	SHARES	VALUE
Consumer Staples—(continued)
Tiger Brands Ltd. (South Africa)	185	$7
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	11,600	38

		380

Energy—12.8%
Banpu Pcl Class V (Thailand)	1,000	13
China Petroleum & Chemical Corp. Class H (China)	68,000	78
CNOOC Ltd. (China)	34,000	75
Ecopetrol S.A. (Colombia)	51,324	159
Gazprom OAO (Gazstream S.A.) Sponsored ADR (Russia)	13,070	127
Lukoil OAO Sponsored ADR (Russia)	1,100	74
PetroChina Co., Ltd. Class H (China)	74,000	107
PTT Pcl (Thailand)	1,900	20
Sasol Ltd. (South Africa)	587	26
Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)	5,500	9
Tupras-Turkiye Petro Rafinerileri AS (Turkey)	1,552	45
Ultrapar Participacoes S.A. (Brazil)	400	9
Yanzhou Coal Mining Co., Ltd. Class H (China)	6,000	10

		752

Financials—25.0%
ABSA Group Ltd. (South Africa)	3,039	59
African Bank Investments Ltd. (South Africa)	9,182	35
Alliance Financial Group Bhd (Malaysia)	25,900	37
AMMB Holdings Bhd (Malaysia)	20,500	46
Banco de Chile (Chile)	72,163	12
Banco Santander Chile S.A. (Chile)	2,125,911	150
Bank of China Ltd. (China)	285,000	129
Bank of the Philippine Islands (Philippines)	13,310	31
BR Properties SA (Brazil)	1,500	19
China Construction Bank Corp. (China)	191,000	156
China Minsheng Banking Corp. Ltd. (China)	22,500	26
Compartamos SAB de C.V. (Mexico)	15,800	23
Dongbu Insurance Co., Ltd. (South Korea)	1,460	63
Farglory Land Development Co., Ltd. (Taiwan)	27,000	49
Grupo Financiero Inbursa Sab de CV (Mexico)	17,600	53
Guangzhou R&F Properties Co., Ltd. (China)	20,800	35
Highwealth Construction Corp. (Taiwan)	6,400	12
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	1,700	53

1

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Industrial & Commercial Bank of China Ltd. (China)	203,000	$147
Industrial Bank of Korea (South Korea)	3,290	37
Porto Seguro S.A. (Brazil)	1,500	17
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	4,835	58
Powszechny Zaklad Ubezpieczen S.A. (Poland)	377	53
Redefine Properties Ltd. (South Africa)(2)	6,627	7
RMB Holdings Ltd. (South Africa)	1,406	7
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	141	29
Sberbank of Russia (Russia)	719	9
Siam Commercial Bank Pcl (Thailand)	10,000	59
Soho China Ltd. (Cayman Islands)	22,500	18
Standard Bank Group Ltd. (South Africa)	2,994	42

		1,471

Industrials—6.9%
Aboitiz Equity Ventures, Inc. (Philippines)	48,700	63
Alfa Sab de CV (Mexico)	7,700	17
Arteris SA (Brazil)	2,500	23
Grupo Carso Sab de CV (Mexico)	3,900	19
Hyundai Heavy Industries Co., Ltd. (South Korea)	37	9
Jiangsu Expressway Co., Ltd. (China)	54,000	56
Reunert Ltd. (South Africa)	4,466	40
S1 Corp. (South Korea)	439	29
Samsung Engineering Co., Ltd. (South Korea)	72	11
Samsung Heavy Industries Co., Ltd. (South Korea)	1,450	53
Teco Electric and Machinery Co., Ltd. (Taiwan)	38,000	29
United Tractors Tbk PT (Indonesia)	11,500	24
Zhejiang Expressway Co., Ltd. (China)	42,000	33

		406

Information Technology—12.5%
Asseco Poland S.A. (Poland)	795	12
Chicony Electronics Co., Ltd. (Taiwan)	27,000	63
Cielo S.A. (Brazil)	1,000	28
Compal Electronics, Inc. (Taiwan)	57,000	38
HTC Corp. (Taiwan)	6,000	63
Lite-On Technology Corp. (Taiwan)	20,000	27
MediaTek, Inc. (Taiwan)	2,000	22
MStar Semiconductor, Inc. (Taiwan)	5,000	38

	SHARES	VALUE
Information Technology—(continued)
Novatek Microelectronics Corp. (Taiwan)	11,000	$45
Quanta Computer, Inc. (Taiwan)	8,000	19
Richtek Technology Corp. (Taiwan)	5,000	29
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	91,000	304
Tencent Holdings Ltd. (China)	1,300	43

		731

Materials—9.9%
China Bluechemical Ltd. Class H (China)	28,000	19
Companhia Siderurgica Nacional S.A. (Brazil)	8,100	47
Eregli Demir Ve Celik Fabrikalari TAS (Turkey)	5,066	7
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	17,800	64
Jiangxi Copper Co., Ltd. (China)	31,000	84
Kumba Iron Ore Ltd. (South Africa)	1,913	129
Southern Copper Corp. (Peru)	2,297	87
TSRC Corp. (Taiwan)	72,000	147

		584

Telecommunication Services—6.5%
China Mobile Ltd. (China)	10,500	124
KT Corp. (South Korea)	1,040	35
MTN Group Ltd. (South Africa)	2,538	53
Rostelecom ADR (Russia)	585	14
SK Telecom Co., Ltd. (South Korea)	501	72
Telekomunikasi Indonesia Tbk PT (Indonesia)	18,000	17
Tim Participacoes S.A. (Brazil)	4,100	16
Turk Telekomunikasyon AS (Turkey)	13,483	52

		383

Utilities—1.7%
CEZ AS (Czech Republic)	1,127	40
Guangdong Investments Ltd. (China)	26,000	21
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	45,500	22
Petronas Gas BHD (Malaysia)	3,000	19

		102

TOTAL COMMON STOCKS (Identified Cost $4,695)		5,208

EXCHANGE-TRADED FUNDS—3.7%
iPath MSCI India Index ETN(2)	3,727	222

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $193)		222

2

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—97.3% (Identified cost $5,155)		5,722

SHORT-TERM INVESTMENTS—2.2%
Money Market Mutual Funds—2.2%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	129,990	$130

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $130)		130

TOTAL INVESTMENTS—99.5% (Identified Cost $5,285)		5,852	(1)
Other assets and liabilities, net—0.5%		27

NET ASSETS—100.0%		$5,879

Abbreviations:

ADR American Depositary Receipt

Footnote	Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 11 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
China	18%
Taiwan	16
South Korea	10
Brazil	9
South Africa	9
United States	6
Mexico	5
Other	27

Total	100%

†	% of total investments as of December 31, 2012

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Preferred Stock	292	292	—
Common Stocks	$5,208	$1,285	$3,923
Exchange-Traded Funds	222	222	—
Short-Term Investments	130	130	—

Total Investments	$5,852	$1,929	$3,923

There are no or Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $3,189 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.6%
Consumer Discretionary—7.8%
Barrat Developments plc (United Kingdom)(2)	2,161,099	$7,381
DKSH Holding AG (Switzerland)(2)	153,000	11,067
Domino’s Pizza plc (United Kingdom)	1,709,027	13,951
L’Occitane International SA (Hong Kong)	2,784,749	8,911
Paddy Power plc (Ireland)	264,155	21,762
Persimmon plc (United Kingdom)	957,021	12,563
Sands China Ltd. (Hong Kong)	5,241,497	23,433

		99,068

Consumer Staples—37.9%
Anheuser-Busch InBev N.V. (Belgium)	371,742	32,373
British American Tobacco plc (United Kingdom)	1,448,311	73,625
Coca-Cola Amatil Ltd. (Australia)	765,322	10,755
Diageo plc (United Kingdom)	1,107,712	32,264
Hindustan Unilever Ltd. (India)	739,423	7,123
Imperial Tobacco Group plc (United Kingdom)	602,974	23,378
ITC Ltd. (India)	5,984,778	31,515
Lindt & Spruengli AG (Switzerland)	5,924	19,319
Nestle India Ltd. (India)	116,697	10,641
Nestle S.A. Registered Shares (Switzerland)	739,835	48,270
Pernod-Ricard SA (France)	161,099	18,691
Philip Morris International, Inc. (United States)	744,484	62,269
SABMiller plc (United Kingdom)	834,677	38,739
Unilever N.V. (Netherlands)	1,419,382	54,311
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	4,299,292	14,029

		477,302

Energy—4.9%
Core Laboratories N.V. (Netherlands)	202,136	22,095
Enbridge, Inc. (Canada)	448,027	19,377
Royal Dutch Shell plc A Shares (United Kingdom)	423,188	14,566
TransCanada Corp. (Canada)	122,434	5,788

		61,826

Financials—19.4%
Daito Trust Construction Co., Ltd. (Japan)	107,400	10,150
Housing Development Finance Corp. (India)	3,666,990	56,020
Housing Development Finance Corp. Bank Ltd. (India)	3,670,336	45,758
Housing Development Finance Corp. Bank Ltd. ADR (India)	40,148	1,635
HSBC Holdings plc (United Kingdom)	3,581,018	37,947

	SHARES	VALUE
Financials—(continued)
Standard Chartered plc (United Kingdom)	1,351,432	$34,975
UBS AG Registered Shares (Switzerland)	3,696,283	57,843

		244,328

Health Care—9.4%
Cie Generale D’optique Essilor International SA (France)	153,785	15,510
Novo Nordisk A/S Class B (Denmark)	261,268	42,544
Ramsay Health Care Ltd. (Australia)	9,405	266
Valeant Pharmaceuticals International, Inc. (Canada)(2)	1,014,022	60,493

		118,813

Industrials—5.8%
Bureau Veritas SA (France)	268,162	30,069
Rolls-Royce Holdings plc (United Kingdom)(2)(3)	94,319,040	153
Rolls-Royce Holdings plc (United Kingdom)	1,268,740	18,198
SGS SA Registered Shares (Switzerland)	11,127	24,714

		73,134

Information Technology—4.5%
Accenture plc Class A (Ireland)	243,668	16,204
SAP AG (Germany)	408,898	32,880
Tata Consultancy Services Ltd. (India)	319,825	7,369

		56,453

Materials—4.9%
Fresnillo plc (United Kingdom)	660,296	20,252
Goldcorp, Inc. (Canada)	586,116	21,549
Newcrest Mining Ltd. (Australia)	833,977	19,509

		61,310

TOTAL COMMON STOCKS (Identified Cost $852,505)		1,192,234

TOTAL LONG TERM INVESTMENTS—94.6% (Identified cost $852,505)		1,192,234

SHORT-TERM INVESTMENTS—6.1%
Money Market Mutual Funds—6.1%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	76,778,649	76,779

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $76,779)		76,779

TOTAL INVESTMENTS—100.7% (Identified Cost $929,284)		1,269,013	(1)
Other assets and liabilities, net—(0.7)%		(9,037)

NET ASSETS—100.0%		$1,259,976

1

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	26%
India	13
Switzerland	13
United States	11
Canada	8
Netherlands	6
France	5
Other	18

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$1,192,234	$223,705	$968,376	$153
Short-Term Investments	76,779	76,779	—	—

Total Investments	$1,269,013	$300,484	$968,376	$153

Securities held by the Fund with an end of period value of $968,377 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2012:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2
Purchases	151
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2012	$153

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.1%
Consumer Staples—2.4%
BRF - Brasil Foods SA ADR (Brazil)	12,975	$274
S&W Seed Co. (United States)(2)	33,584	259

		533

Energy—26.9%
Athabasca Oil Corp. (Canada)(2)	29,823	313
Cenovus Energy, Inc. (Canada)	17,242	578
Ceres, Inc. (United States)(2)	27,935	127
Continental Resources, Inc. (United States)(2)	7,409	545
Core Laboratories N.V. (Netherlands)	3,901	426
Ensco plc Class A (United Kingdom)	7,924	470
FX Energy, Inc. (United States)(2)	56,482	232
GeoSpace Technologies Corp. (United States)(2)	7,325	651
National Oilwell Varco, Inc. (United States)	4,228	289
Seadrill Ltd. (Bermuda)	20,955	771
Tesoro Corp. (United States)	5,509	243
Valero Energy Corp. (United States)	36,904	1,259

		5,904

Industrials—8.6%
AGCO Corp. (United States)(2)	12,234	601
Cervus Equipment Corp. (Canada)	3,683	70
Kubota Corp. ADR (Japan)	10,242	590
Lindsay Corp. (United States)	5,083	407
Rocky Mountain Dealerships, Inc. (Canada)	18,581	222

		1,890

Materials—51.2%
Agrium, Inc. (Canada)	7,568	756
Alamos Gold, Inc. (Canada)	9,279	163
Allied Nevada Gold Corp. (United States)(2)	3,233	97
Barrick Gold Corp. (Canada)	5,335	187
BHP Billiton Ltd. Sponsored ADR (Australia)	8,914	699
CF Industries Holdings, Inc. (United States)	4,591	933
Detour Gold Corp. (Canada)(2)	11,537	289
Eldorado Gold Corp. (Canada)	4,231	54
Franco-Nevada Corp. (Canada)	17,873	1,020
Goldcorp, Inc. (Canada)	8,871	326
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	122,798	443
Major Drilling Group International (Canada)	50,133	494
MBAC Fertilizer Corp. (Canada)(2)	139,444	496
Monsanto Co. (United States)	11,661	1,104
New Gold, Inc. (Canada)(2)	40,833	450

	SHARES	VALUE
Materials—(continued)
Potash Corp. of Saskatchewan, Inc. (Canada)	16,612	$676
Royal Gold, Inc. (United States)	11,251	915
Silver Wheaton Corp. (Canada)	11,248	406
Sociedad Quimica y Minera de Chile SA Sponsored ADR (Chile)	13,308	767
Syngenta AG ADR (Switzerland)	10,976	887
Tahoe Resources, Inc. (Canada)(2)	4,458	82

		11,244

TOTAL COMMON STOCKS (Identified Cost $17,426)		19,571

EXCHANGE-TRADED FUNDS—8.9%
PowerShares DB Gold Fund (United States)(2)	34,246	1,964

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,917)		1,964

TOTAL LONG TERM INVESTMENTS—98.0% (Identified cost $19,343)		21,535

SHORT-TERM INVESTMENTS—6.0%
Money Market Mutual Funds—6.0%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	1,311,169	1,311

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,311)		1,311

TOTAL INVESTMENTS—104.0% (Identified Cost $20,654)		22,846	(1)
Other assets and liabilities, net—(4.0)%		(880)

NET ASSETS—100.0%		$21,966

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	48%
Canada	29
Switzerland	4
Australia	3
Bermuda	3
Chile	3
Japan	3
Other	7

Total	100%

†	% of total investments as of December 31, 2012

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$19,571	$19,571
Exchange-Traded Funds	1,964	1,964
Short-Term Investments	1,311	1,311

Total Investments	$22,846	$22,846

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.8%
Consumer Discretionary—2.9%
Eutelsat Communications SA (France)	41,130	$1,368
SES SA (Luxembourg)	56,460	1,626

		2,994

Energy—23.9%
Enbridge, Inc. (Canada)	164,280	7,117
Kinder Morgan, Inc. (United States)	85,800	3,031
Spectra Energy Corp. (United States)	124,980	3,422
TransCanada Corp. (Canada)	109,090	5,162
Williams Cos., Inc. (The) (United States)	165,000	5,402

		24,134

Financials—2.4%
American Tower Corp. (United States)	31,320	2,420

Industrials—15.9%
Abertis Infraestructuras S.A. (Spain)	101,590	1,678
Atlantia SpA (Italy)	115,061	2,089
Auckland International Airport Ltd. (New Zealand)	501,810	1,111
Ferrovial SA (Spain)	84,680	1,261
Flughafen Zuerich AG (Switzerland)	2,902	1,344
Fraport AG Frankfurt Airport Services Worldwide (Germany)	24,710	1,442
Koninklijke Vopak N.V. (Netherlands)	42,560	3,008
Transurban Group (Australia)	493,040	3,134
Vinci SA (France)	20,530	988

		16,055

Telecommunication Services—22.1%
AT&T, Inc. (United States)	143,830	4,849
BCE, Inc. (Canada)	22,670	973
BT Group plc (United Kingdom)	311,510	1,189
Crown Castle International Corp. (United States)(2)	43,660	3,151
Nippon Telegraph & Telephone Corp. ADR (Japan)	37,650	792
Singapore Telecommunications Ltd. (Singapore)	645,400	1,756
TELUS Corp. (Canada)	30,100	1,970
Verizon Communications, Inc. (United States)	54,660	2,365
Vodafone Group plc Sponsored ADR (United Kingdom)	171,830	4,328
Windstream Corp. (United States)	111,500	923

		22,296

	SHARES	VALUE
Utilities—30.6%
Allette, Inc. (United States)	16,400	$672
APA Group (Australia)	191,640	1,106
CenterPoint Energy, Inc. (United States)	59,400	1,143
Centrica plc (United Kingdom)	165,360	902
CMS Energy Corp. (United States)	55,270	1,347
Consolidated Edison, Inc. (United States)	19,460	1,081
Dominion Resources, Inc. (United States)	30,860	1,599
DTE Energy Co. (United States)	16,100	967
E.ON AG (Germany)	28,140	528
FirstEnergy Corp. (United States)	40,370	1,686
National Grid plc (United Kingdom)	114,060	1,308
NextEra Energy, Inc. (United States)	29,650	2,051
NiSource, Inc. (United States)	51,110	1,272
Northeast Utilities (United States)	24,850	971
Northwest Natural Gas Co. (United States)	18,130	801
NV Energy, Inc. (United States)	62,370	1,131
ONEOK, Inc. (United States)	31,990	1,368
Pinnacle West Capital Corp. (United States)	23,190	1,182
Questar Corp. (United States)	41,330	817
Sempra Energy (United States)	28,710	2,037
SevernTrent plc (United Kingdom)	45,955	1,183
SP AusNet (Australia)	920,540	1,070
Terna Rete Elettrica Nazionale SpA (Italy)	237,130	949
United Utilities Group plc (United Kingdom)	93,020	1,024
Wisconsin Energy Corp. (United States)	44,210	1,629
XCEL Energy, Inc. (United States)	42,250	1,129

		30,953

TOTAL COMMON STOCKS (Identified Cost $80,211)		98,852

TOTAL LONG TERM INVESTMENTS—97.8% (Identified cost $80,211)		98,852

SHORT-TERM INVESTMENTS—1.3%
Money Market Mutual Funds—1.3%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	1,309,890	1,310

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,310)		1,310

1

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.1% (Identified Cost $81,521)	100,162	(1)
Other assets and liabilities, net—0.9%	865

NET ASSETS—100.0%	$101,027

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	50%
Canada	15
United Kingdom	10
Australia	5
Italy	3
Netherlands	3
Spain	3
Other	11

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$98,852	$68,788	$30,064
Short-Term Investments	1,310	1,310	—

Total Investments	$100,162	$70,098	$30,064

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $ 30,064 were transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities.

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%
Consumer Discretionary—13.5%
Amazon.com, Inc. (United States)(2)	7,916	$1,988
Chipotle Mexican Grill, Inc. (United States)(2)	8,143	2,422
Las Vegas Sands Corp. (United States)	42,403	1,957
McDonald’s Corp. (United States)	31,006	2,735
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)	272,000	0
Paddy Power plc (Ireland)	15,037	1,239
Persimmon plc (United Kingdom)	84,004	1,103
Sands China Ltd. (Hong Kong)	180,083	805
Starbucks Corp. (United States)	18,100	971

		13,220

Consumer Staples—30.2%
Altria Group, Inc. (United States)	88,188	2,771
Anheuser-Busch InBev N.V. (Belgium)	21,729	1,892
British American Tobacco plc (United Kingdom)	108,975	5,540
Casey’s General Stores, Inc. (United States)	21,006	1,115
Coca-Cola Co. (The) (United States)	135,805	4,923
ITC Ltd. (India)	497,722	2,621
Mead Johnson Nutrition Co. (United States)	17,766	1,171
Nestle S.A. Registered Shares (Switzerland)	34,765	2,268
Philip Morris International, Inc. (United States)	49,623	4,151
Unilever N.V. (Netherlands)	83,720	3,203

		29,655

Energy—1.0%
Enbridge, Inc. (Canada)	23,479	1,015

Financials—24.0%
Citigroup, Inc. (United States)	122,200	4,834
Housing Development Finance Corp. (India)	208,193	3,180
Housing Development Finance Corp. Bank Ltd. (India)	210,145	2,620
Housing Development Finance Corp. Bank Ltd. ADR (India)	11,049	450
HSBC Holdings plc (United Kingdom)	202,232	2,143
JPMorgan Chase & Co. (United States)	99,356	4,369
Standard Chartered plc (United Kingdom)	63,045	1,632
UBS AG Registered Shares (Switzerland)	275,535	4,312

		23,540

Health Care—7.3%
Johnson & Johnson (United States)	27,905	1,956

	SHARES	VALUE
Health Care—(continued)
Novo Nordisk A/S Class B (Denmark)	10,388	$1,692
Valeant Pharmaceuticals International, Inc. (Canada)(2)	58,590	3,495

		7,143

Industrials—3.9%
Bureau Veritas SA (France)	15,800	1,772
SGS SA Registered Shares (Switzerland)	466	1,035
TransDigm Group, Inc. (United States)(2)	7,750	1,057

		3,864

Information Technology—14.3%
Apple, Inc. (United States)	2,325	1,239
Cognizant Technology Solutions Corp. Class A (United States)(2)	30,943	2,291
FactSet Research Systems, Inc. (United States)	8,975	791
MasterCard, Inc. Class A (United States)	10,058	4,941
SAP AG (Germany)	21,630	1,739
Visa, Inc. Class A (United States)	19,559	2,965

		13,966

Materials—4.5%
Fresnillo plc (United Kingdom)	50,374	1,545
Goldcorp, Inc. (Canada)	39,631	1,457
Newcrest Mining Ltd. (Australia)	59,159	1,384

		4,386

TOTAL COMMON STOCKS (Identified Cost $76,391)		96,789

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $76,391)		96,789

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	977,415	977

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $977)		977

TOTAL INVESTMENTS—99.7% (Identified Cost $77,368)		97,766	(1)
Other assets and liabilities, net—0.3%		294

NET ASSETS—100.0%		$98,060

1

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	51%
United Kingdom	12
India	9
Switzerland	8
Canada	6
Netherlands	3
Belgium	2
Other	9

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$96,789	$55,063	$41,726	$0	*
Short-Term Investments	977	977	—	—

Total Investments	$97,766	$56,040	$41,726	$0	*

Securities held by the Fund with an end of period value of $ 41,725 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.

*	Level 3 common stock currently priced at zero.

Virtus Global Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—96.7%
Consumer Discretionary Select Sector SPDR Fund	140,570	$6,667
Consumer Staples Select Sector SPDR Fund	187,858	6,543
Energy Select Sector SPDR Fund	91,710	6,552
Financial Select Sector SPDR Fund	399,490	6,552
Health Care Select Sector SPDR Fund	164,280	6,563
Industrial Select Sector SPDR Fund	174,140	6,600
iShares MSCI Canada Index Fund	69,520	1,974
iShares MSCI Emerging Markets Index Fund	284,670	12,625
iShares MSCI Japan Index Fund	400,300	3,903
iShares MSCI Pacific Ex-Japan Index Fund	84,430	3,980
Materials Select Sector SPDR Fund	176,160	6,613
Utilities Select Sector SPDR Fund	187,830	6,565
Vanguard MSCI European ETF	252,630	12,338

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $82,753)		87,475

TOTAL LONG TERM INVESTMENTS—96.7% (Identified cost $82,753)		87,475

SHORT-TERM INVESTMENTS—10.0%
Money Market Mutual Funds—10.0%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.080%)	9,030,589	9,031

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9,031)		9,031

TOTAL INVESTMENTS—106.7% (Identified Cost $91,784)		96,506	(1)
Other assets and liabilities, net—(6.7)%		(6,066)

NET ASSETS—100.0%		$90,440

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$87,475	$87,475
Short-Term Investments	9,031	9,031

Total Investments	$96,506	$96,506

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.7%
Australia—7.9%
BGP Holdings plc(2)(3)(4)	13,566	$0
CFS Retail Property Trust	67,700	136
Dexus Property Group	345,440	367
GPT Group	60,500	233
Westfield Group	85,950	949
Westfield Retail Trust	89,450	282

		1,967

Bermuda—1.8%
Hongkong Land Holdings Ltd.	64,900	454

Canada—6.2%
Allied Properties Real Estate Investment Trust	7,785	258
Brookfield Properties, Inc.	18,470	315
Canadian Real Estate Investment Trust	5,225	228
Cominar Real Estate Investment Trust	7,295	165
First Capital Realty, Inc.	11,980	227
RioCan Real Estate Investment Trust	13,062	362

		1,555

Finland—0.5%
Citycon OYJ(2)	34,941	119

France—4.3%
Fonciere Des Regions	1,104	93
Klepierre	5,520	221
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	455	51
Unibail-Rodamco	2,963	718

		1,083

Germany—0.9%
GSW Immobilien AG	5,064	215

Hong Kong—3.5%
Hang Lung Properties Ltd.	63,000	254
Hysan Development Co. Ltd.	33,000	160
Link (The)	94,504	473

		887

Italy—0.2%
Beni Stabili SpA	75,478	44

Japan—2.6%
AEON Mall Co., Ltd.	5,970	147

	SHARES	VALUE
Japan—(continued)
Japan Prime Realty Investment Corp.	58	$167
Japan Real Estate Investment Corp.	14	138
Nippon Building Fund, Inc.	20	207

		659

Netherlands—1.3%
Corio N.V.	3,515	161
Eurocommercial Properties N.V.	3,765	152

		313

Norway—0.5%
Norwegian Property ASA	78,775	122

Singapore—3.0%
CapitaMall Trust	73,450	129
CapitaRetail China Trust	111,275	150
Global Logistic Properties Ltd.	130,500	302
Mapletree Logistics Trust	181,545	171

		752

Sweden—0.9%
Castellum AB	10,840	154
Fabege AB	7,300	74

		228

Switzerland—0.2%
PSP Swiss Property AG(2)	565	53

United Kingdom—6.6%
Big Yellow Group plc	27,628	157
British Land Co. plc	25,600	237
Derwent London plc	3,710	128
Great Portland Estates plc	9,871	79
Hammerson plc	36,720	294
Land Securities Group plc	33,631	449
Safestore Holdings plc	74,726	131
SEGRO plc	44,290	180

		1,655

United States—57.3%
American Campus Communities, Inc.	5,675	262
AvalonBay Communities, Inc.	5,295	718
BioMed Realty Trust, Inc.	14,318	277
Boston Properties, Inc.	6,528	691
Camden Property Trust	5,910	403
DCT Industrial Trust, Inc.	41,623	270

1

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
DDR Corp.	18,184	$285
Digital Realty Trust, Inc.	2,885	196
Duke Realty Corp.	7,330	102
EastGroup Properties, Inc.	1,700	91
Equity Lifestyle Properties, Inc.	2,223	150
Equity Residential	14,956	848
Essex Property Trust, Inc.	2,719	399
Extra Space Storage, Inc.	14,795	538
General Growth Properties, Inc.	20,419	405
HCP, Inc.	5,979	270
Health Care REIT, Inc.	8,002	490
Host Hotels & Resorts, Inc.	34,208	536
Kilroy Realty Corp.	11,963	567
Kimco Realty Corp.	15,985	309
LaSalle Hotel Properties	9,115	231
Macerich Co. (The)	8,773	511
Prologis, Inc.	18,781	685
Public Storage	5,460	791
Simon Property Group, Inc.	11,681	1,847
SL Green Realty Corp.	4,131	317
Tanger Factory Outlet Centers	11,800	404
Taubman Centers, Inc.	6,605	520
UDR, Inc.	5,473	130
Ventas, Inc.	10,322	668
Vornado Realty Trust	3,275	262
Weingarten Realty Investors	6,607	177

		14,350

TOTAL COMMON STOCKS (Identified Cost $21,010)		24,456

TOTAL LONG TERM INVESTMENTS—97.7% (Identified cost $21,010)		24,456

SHORT-TERM INVESTMENTS—1.3%
Money Market Mutual Funds—1.3%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	325,169	325

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $325)		325

TOTAL INVESTMENTS—99.0% (Identified Cost $21,335)	24,781	(1)
Other assets and liabilities, net—1.0%	241

NET ASSETS—100.0%	$25,022

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
Australia	8
United Kingdom	7
Canada	6
France	4
Hong Kong	4
Singapore	3
Other	9

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$24,456	16,492	7,964	$0	*
Short-Term Investments	325	325	—	—

Total Investments	$24,781	$16,817	$7,964	$0	*

Securities held by the Fund with an end of period value of $7,967 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.

*	Level 3 common stock currently priced at zero.

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.6%
Consumer Discretionary—16.3%
Bajaj Auto Ltd. (India)	1,724	$67
BEC World plc (Thailand)	33,300	77
Genting Bhd (Malaysia)	33,300	101
Genting Malaysia Bhd (Malaysia)	107,500	125
Jollibee Foods Corp. (Philippines)	18,200	45
Jubilant Foodworks Ltd. (India)(2)	7,600	180
Kangwon Land, Inc. (South Korea)	3,180	87
L’Occitane International SA (Hong Kong)	52,659	169
SA International Holdings Ltd. (Cayman Islands)	115,525	96
Sands China Ltd. (Hong Kong)	47,264	211
Super Retail Group Ltd. (Australia)	13,120	137
Television Broadcasts Ltd. (Hong Kong)	10,722	81
Titan Industries Ltd. (India)	23,400	123
Wynn Macau Ltd. (Cayman Islands)(2)	54,103	149

		1,648

Consumer Staples—36.0%
British American Tobacco Bangldesh Co., Ltd. (Bangladesh)	17,350	183
British American Tobacco Bhd (Malaysia)	2,900	59
Ceylon Tobacco Co., plc (Sri Lanka)	7,900	51
Coca-Cola Amatil Ltd. (Australia)	10,445	147
Colgate Palmolive India Ltd. (India)	3,000	87
CP ALL PCL (Thailand)	206,400	299
Dabur India Ltd. (India)	29,753	70
Dairy Farm International Holdings Ltd. (Bermuda)	8,250	90
Emami Ltd. (India)(2)	10,950	121
GlaxoSmithKline Consumer Healthcare Ltd. (India)	1,200	84
Gudang Garam tbk PT (Indonesia)	10,957	64
Guinness Anchor Bhd (Malaysia)	39,435	214
Hengan International Group Co., Ltd. (Cayman Islands)	8,413	77
Hindustan Unilever Ltd. (India)	25,277	243
ITC Ltd. (India)	77,809	410
LG Household & Health Care Ltd. (South Korea)	284	174
Marico Bangladesh Ltd. (Bangladesh)	13,050	62
Nestle India Ltd. (India)	2,708	247
Nestle Malaysia Bhd (Malaysia)	7,000	145
Nestle Pakistan Ltd. (Pakistan)	2,214	108
Orion Corp. (South Korea)	88	90
Puregold Price Club, Inc. (Philippines)	116,800	94

	SHARES	VALUE
Consumer Staples—(continued)
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	39,874	$112
Tsingtao Brewery Co., Ltd. (China)	20,683	123
Unilever Indonesia tbk PT (Indonesia)	53,597	116
Unilever Pakistan Ltd. (Pakistan)	1,139	120
Want Want China Holdings Ltd. (Cayman Islands)	36,065	51

		3,641

Financials—24.0%
Bangkok Bank plc (Thailand)	14,000	96
Commercial Bank of Ceylon plc (Sri Lanka)	40,180	33
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)	69,000	48
Global Logistic Properties Ltd. (Singapore)	64,600	150
Housing Development Finance Corp. (India)	28,559	436
Housing Development Finance Corp. Bank Ltd. (India)	31,055	387
HSBC Holdings plc (United Kingdom)	48,609	515
Kasikornbank PCL (Thailand)	23,300	148
Link (The) (Hong Kong)	19,019	95
Malayan Banking Bhd (Malaysia)	43,350	131
Public Bank Bhd (Malaysia)	24,700	132
Shriram City Union Finance Ltd. (India)	4,095	74
Standard Chartered plc (United Kingdom)	6,801	176

		2,421

Health Care—3.4%
Cipla Ltd. (India)	13,096	100
Kalbe Farma Tbk PT (Indonesia)	1,405,813	155
Ramsay Health Care Ltd. (Australia)	76	2
Sun Pharmaceutical Industries Ltd. (India)	6,286	85

		342

Industrials—5.2%
Jardine Matheson Holdings Ltd. (Bermuda)	1,618	100
Jardine Strategic Holdings Ltd. (Bermuda)	1,706	61
Jasa Marga tbk PT (Indonesia)	103,800	59
Keells (John) Holdings plc (Sri Lanka)	100,733	175
SM Investments Corp. (Philippines)	3,170	68
Taiwan Secom Co., Ltd. (Taiwan)	26,836	60

		523

Information Technology—2.9%
Baidu, Inc. ADR (Cayman Islands)(2)	1,885	189

1

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Tata Consultancy Services Ltd. (India)	4,400	$101

		290

Materials—3.7%
Asian Paints Ltd. (India)	1,100	90
Newcrest Mining Ltd. (Australia)	5,582	130
Semen Gresik (Persero) tbk PT (Indonesia)	95,091	157

		377

Telecommunication Services—1.6%
China Mobile Ltd. (China)	13,600	160

Utilities—5.5%
Power Assets Holdings Ltd. (Hong Kong)	48,191	413
Power Grid Corp. of India Ltd. (India)	67,271	142

		555

TOTAL COMMON STOCKS (Identified Cost $7,473)		9,957

TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $7,473)		9,957

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	69,683	70

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $70)		70

TOTAL INVESTMENTS—99.3% (Identified Cost $7,543)		10,027	(1)
Other assets and liabilities, net—0.7%		73

NET ASSETS—100.0%		$10,100

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
India	30%
Hong Kong	10
Malaysia	9
Cayman Islands	7
United Kingdom	7
Thailand	6
Indonesia	5
Other	26

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$9,957	$1,285	$8,672
Short-Term Investments	70	70	—

Total Investments	$10,027	$1,355	$8,672

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $8,133 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.4%
Consumer Discretionary—11.4%
Barrat Developments plc (United Kingdom)(2)	77,845	$266
Domino’s Pizza plc (United Kingdom)	20,543	168
Hermes International (France)	260	78
Luxottica Group SpA (Italy)	5,020	207
Paddy Power plc (Ireland)	4,204	346
Pearson plc (United Kingdom)(2)	6,859	133
Persimmon plc (United Kingdom)(2)	10,575	139

		1,337

Consumer Staples—28.6%
Anheuser-Busch InBev N.V. (Belgium)	4,871	424
British American Tobacco plc (United Kingdom)	8,722	443
Diageo plc (United Kingdom)	10,705	312
Groupe Danone S.A. (France)	3,308	219
Imperial Tobacco Group plc (United Kingdom)	3,446	134
L’Oreal S.A. (France)	1,080	150
Lindt & Spruengli AG (Switzerland)(2)	17	55
Nestle S.A. Registered Shares (Switzerland)	5,709	373
Pernod-Ricard S.A. (France)	1,070	124
Philip Morris International, Inc. (United States)	3,569	299
SABMiller plc (United Kingdom)	5,296	246
Unilever N.V. (Netherlands)	14,515	555

		3,334

Energy—5.6%
Core Laboratories N.V. (Netherlands)(2)	1,248	136
Royal Dutch Shell plc A Shares (United Kingdom)	7,640	263
Statoil ASA (Norway)	10,260	259

		658

Financials—13.1%
BNP Paribas SA (France)	4,635	264
Exor SpA (Italy)	4,489	113
HSBC Holdings plc (United Kingdom)	32,665	346
Reinet Investments SCA (Luxembourg)	7,545	138
Standard Chartered plc (United Kingdom)	7,934	205
UBS AG Registered Shares (Switzerland)	29,311	459

		1,525

Health Care—6.3%
Cie Generale D’optique Essilor International SA (France)	991	100

	SHARES	VALUE
Health Care—(continued)
Fresenius Medical Care AG & Co. KGaA (Germany)	2,204	$152
Novartis AG Registered Shares (Switzerland)	3,374	213
Novo Nordisk A/S Class B (Denmark)(2)	1,679	274

		739

Industrials—15.7%
Bureau Veritas SA (France)	4,810	539
DKSH Holding AG (Switzerland)(2)	1,930	140
Indutrade AB (Sweden)	5,343	162
Kuehne & Nagel International AG (Switzerland)	966	116
Prosegur Cia de Seguridad SA (Spain)	21,280	125
Rolls-Royce Holdings plc (United Kingdom)(2)(3)	776,112	1
Rolls-Royce Holdings plc (United Kingdom)	19,372	278
SGS SA (Switzerland)	139	309
Zodiac Aerospace (France)	1,445	160

		1,830

Information Technology—9.0%
Accenture plc Class A (Ireland)	3,932	261
Amadeus IT Holding SA A Shares (Spain)	5,385	136
ARM Holdings plc (United Kingdom)	11,535	146
Domino Printing Sciences plc (United Kingdom)	14,353	137
SAP AG (Germany)	2,894	233
Wirecard AG (Germany)(2)	5,584	138

		1,051

Materials—4.7%
Air Liquide SA (France)	1,351	170
Fresnillo plc (United Kingdom)	8,701	267
Novozymes A/S Class B (Denmark)	3,875	110

		547

TOTAL COMMON STOCKS (Identified Cost $8,899)		11,021

TOTAL LONG TERM INVESTMENTS—94.4% (Identified cost $8,899)		11,021

SHORT-TERM INVESTMENTS—6.0%
Money Market Mutual Funds—6.0%
Dreyfus Cash Management Fund—Institutional Shares (seven-day effective yield 0.090%)	698,270	698

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $698)		698

1

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—100.4% (Identified Cost $9,597)	11,719	(1)
Other assets and liabilities, net—(0.4)%	(51)

NET ASSETS—100.0%	$11,668

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	30%
France	15
Switzerland	14
United States	9
Netherlands	6
Ireland	5
Germany	4
Other	17

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$11,021	$1,121	$9,899	$1
Short-Term Investments	698	698	—	—

Total Investments	$11,719	$1,819	$9,899	$1

Securities held by the Fund with an end of period value of $9,515 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Common Stocks
Balance as of September 30, 2012:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—	(b)
Purchases	1
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2012	$1

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Amount less than $500.

Virtus Herzfeld Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSE-END FUNDS—88.3%
Equity Funds—42.1%
Adams Express Co.	3,149	$33
Advent Claymore Enhanced Growth & Income Fund	1,708	16
AGIC Equity & Convertible Income Fund	2,000	33
Alpine Total Dynamic Dividend Fund	5,000	20
ASA Gold and Precious Metals Ltd.	1,000	22
BlackRock Enhanced Equity Dividend Trust	8,000	58
Central Securities Corp.	1,953	39
Cohen & Steers Infrastructure Fund, Inc.	2,000	38
Cohen & Steers REIT and Preferred Income Fund, Inc.	2,000	34
Eaton Vance Risk-Managed Diversified Equity Income Fund	2,500	26
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	400	4
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	1,600	32
Eaton Vance Tax-Managed Diversified Equity Income Fund	2,500	24
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4,700	41
General American Investors Co., Inc.	1,049	29
Guggenheim Enhanced Equitystrategy Fund	856	14
Liberty All Star Equity Fund	4,983	24
Petroleum & Resources Corp.	1,054	25
RMR Real Estate Income Fund	1,851	34
Royce Value Trust, Inc.	305	4
Source Capital, Inc.	500	26
Tri-Continental Corp.	2,500	40

		616

Fixed Income Funds—21.8%
AllianceBernstein Income Fund	7,000	57
American Select Portfolio	3,000	33
Helios Total Return Fund, Inc.	1,000	24
Montgomery Street Income Securities, Inc.	2,000	34
NexPoint Credit Strategies Fund	5,000	33
Nuveen Build America Bond Opportunity Fund	1,800	39
Nuveen Build American Bond Term Fund	1,500	32
Putnam Premier Income Trust	10,000	54

	SHARES	VALUE
Fixed Income Funds—(continued)
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	1,000	$13

		319

International Equity Funds—21.0%
AGIC International & Premium Strategy Fund	3,000	29
BlackRock International Growth and Income Trust	5,500	40
Calamos Global Dynamic Income Fund	2,200	18
Clough Global Equity Fund	2,500	33
Clough Global Opportunities Fund	1,000	12
Delaware Enhanced Global Dividend and Income Fund	5,000	58
Korea Fund, Inc. (The)(2)	800	33
Morgan Stanley Asia Pacific Fund, Inc.	2,324	35
Singapore Fund, Inc. (The)	1,800	25
Thai Fund, Inc. (The)	1,222	24

		307

International Fixed Income Fund—3.4%
Nuveen Multi-Currency Short-Term Government Income Fund	3,850	50

TOTAL CLOSE-END FUNDS (Identified Cost $1,283)		1,292

TOTAL LONG TERM INVESTMENTS—88.3% (Identified cost $1,283)		1,292

SHORT-TERM INVESTMENTS—12.0%
Money Market Mutual Funds—12.0%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	175,486	175

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $175)		175

TOTAL INVESTMENTS—100.3% (Identified Cost $1,458)		1,467	(1)
Other assets and liabilities, net—(0.3)%		(4)

NET ASSETS—100.0%		$1,463

Abbreviations:

REIT	Real Estate Investment Trust

1

Virtus Herzfeld Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Close-End Funds	$1,292	$1,292
Short-Term Investments	175	175

Total Investments	$1,467	$1,467

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—2.5%
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	$170		$163
RegS 12.750%, 8/23/22(4)	250		293
Federative Republic of Brazil 8.500%, 1/5/24	1,040	BRL	618
Mongolia 144A 5.125%, 12/5/22(2)	325		320
Republic of Argentina Provincia de Neuquen 144A 7.875%, 4/26/21(2)	235		204
Republic of Slovenia 144A 5.500%, 10/26/22(2)	265		278
Republic of Turkey 9.000%, 3/5/14	625	TRY	362
United Mexican States
Series M, 6.000%, 6/18/15	2,445	MXN	194
Series M, 6.500%, 6/9/22	3,645	MXN	305

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $2,624)			2,737

MORTGAGE-BACKED SECURITIES—2.7%
Non-Agency—2.7%
Countrywide Home Loan Mortgage Pass-Through-Trust
02-R2, 1M 144A 5.750%, 7/25/33(2)	481		403
05-22, 3A1 5.183%, 10/25/35(2)(3)	399		332
Goldman Sachs Mortgage Pass-Through-Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(2)	234		250
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(2)	307		319
Structured Adjustable Rate Mortgage Loan Trust
04-18, 1A2 2.754%, 12/25/34(3)	422		362
07-5, 2A1 5.036%, 6/25/37(3)	1,025		911
Structured Asset Securities Corp. 07-EQ1, A2 0.300%, 3/25/37(3)	102		80
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.770%, 1/25/37(3)	303		298

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $2,781)			2,955

ASSET-BACKED SECURITIES—1.3%
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	302		257
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	400		380

	PAR VALUE	VALUE
Drug Royalty Corp., Inc 12-1, A2 144A 4.474%, 1/15/25(2)	$325	$326
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32(3)	236	188
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(3)	200	200
Terwin Mortgage Trust 04-15AL, A1 144A 5.797%, 7/25/34(2)	140	133

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,399)		1,484

CORPORATE BONDS AND NOTES—79.1%
Consumer Discretionary—13.4%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(2)	975	1,046
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	350	357
Ameristar Casinos, Inc. 7.500%, 4/15/21	500	544
Boyd Gaming Corp. 144A 9.000%, 7/1/20(2)	500	495
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(2)	385	397
Caesars Entertainment Operating Co., Inc.
10.000%, 12/15/18	345	230
144A 9.000%, 2/15/20(2)	500	503
CCO Holdings LLC (CCO Holdings Capital Corp.)
6.500%, 4/30/21	280	303
5.250%, 9/30/22	250	254
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	200	221
Cinemark USA, Inc. 5.125%, 12/15/22(2)	500	509
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(2)	335	361
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(2)	133	122
Clear Channel Worldwide Holdings, Inc.
144A 6.500%, 11/15/22(2)	70	72
144A 6.500%, 11/15/22(2)	185	193
Dana Holding Corp. 6.750%, 2/15/21	730	788
DISH DBS Corp.
4.625%, 7/15/17	590	618
5.875%, 7/15/22	260	281
HD Supply, Inc. 144A 8.125%, 4/15/19(2)	500	571
Landry’s, Inc. 144A 9.375%, 5/1/20(2)	150	159
MGM Resorts International 144A 6.750%, 10/1/20(2)	1,270	1,300
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(2)	675	690

1

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Petco Holdings, Inc. PIK Interest Capitalization 144A 8.500%, 10/15/17(2)(3)	$145	$150
Sally Holdings LLC (Sally Capital, Inc.) 5.750%, 6/1/22	300	327
Scientific Games International, Inc. 9.250%, 6/15/19	450	503
Sinclair Television Group, Inc. 144A 6.125%, 10/1/22(2)(7)	500	533
Sirius XM Radio, Inc. 144A 5.250%, 8/15/22(2)	275	279
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(2)	365	366
UCI International, Inc. 8.625%, 2/15/19	480	478
United Artists Theatre Circuit, Inc.
Series AW-0 9.300%, 7/1/15(5)(6)	1	1
Series BE-9 9.300%, 7/1/15(5)(6)	6	6
Series 95-BD, 1 9.300%, 7/1/15(5)(6)	178	181
Series 95-A 9.300%, 7/1/15(5)(6)	158	161
Univision Communications, Inc. 144A 7.875%, 11/1/20(2)	250	272
Valassis Communication, Inc. 6.625%, 2/1/21	885	943
Visteon Corp. 6.750%, 4/15/19	218	233
WMG Acquisition Corp. 144A 6.000%, 1/15/21(2)	320	339

		14,786

Consumer Staples—1.4%
American Rock Salt Co. LLC (American Rock Capital Corp.) 144A 8.250%, 5/1/18(2)	1,000	910
Cencosud SA 144A 4.875%, 1/20/23(2)	270	276
Rite Aid Corp. 9.500%, 6/15/17	350	367

		1,553

Energy—10.8%
Antero Resources Finance Corp. 7.250%, 8/1/19	500	547
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 144A 6.625%, 10/1/20(2)	255	265
Atwood Oceanics, Inc. 6.500%, 2/1/20	375	405
Bill Barrett Corp. 7.625%, 10/1/19	250	265
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(2)	295	307
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	230	250
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	253

	PAR VALUE	VALUE
Energy—(continued)
Copano Energy LLC (Copano Energy Finance Corp.) 7.125%, 4/1/21	$470	$507
Energy Transfer Equity LP 7.500%, 10/15/20	275	319
EP Energy LLC (EP Energy Finance, Inc.) 9.375%, 5/1/20	415	470
EPL Oil & Gas, Inc. 144A 8.250%, 2/15/18(2)	270	279
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	125	133
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(2)	172	181
Forest Oil Corp. 7.250%, 6/15/19	350	353
Frontier Oil Corp. 6.875%, 11/15/18	220	238
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(2)	400	414
Halcon Resources Corp. 144A 8.875%, 5/15/21(2)	300	319
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(2)	240	260
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	490	524
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	250	258
OGX Austria GmbH 144A 8.500%, 6/1/18(2)	750	679
Parker Drilling Co. 9.125%, 4/1/18	400	429
PDC Energy, Inc. 144A 7.750%, 10/15/22(2)	255	263
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	500	495
Plains Exploration & Production Co. 6.875%, 2/15/23	710	815
QEP Resources, Inc. 6.875%, 3/1/21	365	422
Quicksilver Resources, Inc. 7.125%, 4/1/16	400	322
Samson Investment Co. 144A 9.750%, 2/15/20(2)	265	282
SESI LLC 6.375%, 5/1/19	500	537
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(2)	560	613
Venoco, Inc. 11.500%, 10/1/17	180	189
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(2)	255	268

		11,861

Financials—16.6%
Agile Property Holdings Ltd. 144A 8.875%, 4/28/17(2)	520	564
Air Lease Corp. 5.625%, 4/1/17	755	804
Aircastle Ltd. 7.625%, 4/15/20	715	803
Alfa Bank OJSC (Alfa Bond Issuance plc)

2

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
RegS 7.875%, 9/25/17(4)(7)	$200		$224
144A 7.500%, 9/26/19(2)(7)	200		212
Ally Financial, Inc. 0.000%, 6/15/15	2,000		1,815
ALROSA Finance SA 144A 7.750%, 11/3/20(2)	280		326
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	275		285
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 9.750%, 3/15/20	1,000		1,160
Banco ABC Brasil SA 144A 7.875%, 4/8/20(2)	310		340
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(2)	250		278
Banco do Brasil S.A. 144A 9.250%, 10/31/49(2)(3)	475		590
Bank of Georgia JSC 144A 7.750%, 7/5/17(2)	240		244
Cequel Communications Holdings I LLC (Cequel Capital Corp.) 144A 6.375%, 9/15/20(2)	350		366
CIT Group, Inc. 144A 5.500%, 2/15/19(2)	1,000		1,095
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500		480
E*TRADE Financial Corp. 6.375%, 11/15/19	265		273
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(2)	200		210
Genworth Financial, Inc. 7.625%, 9/24/21	265		292
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	480		445
GRD Holdings III Corp. 144A 10.750%, 6/1/19(2)	320		322
Griffey Intermediate, Inc. (Griffey Finance Sub LLC) 144A 7.000%, 10/15/20(2)	300		308
HDTFS, Inc. 144A 5.875%, 10/15/20(2)	235		247
ING U.S., Inc. 144A 5.500%, 7/15/22(2)	240		260
International Lease Finance Corp.
6.250%, 5/15/19	455		487
5.875%, 8/15/22	840		889
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(2)	600		603
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(2)	175		175
Morgan Stanley 144A 10.090%, 5/3/17	450	BRL	238
QGOG Constellation SA 144A 6.250%, 11/9/19(2)	305		319
Regions Bank 7.500%, 5/15/18	250		302
Rent-A-Center, Inc. 6.625%, 11/15/20	495		542
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
8.500%, 5/15/18	400		412
7.875%, 8/15/19	250		279

	PAR VALUE	VALUE
Financials—(continued)
Spencer Spirit Holdings, Inc. (Spencer Gifts LLC, Spirit Halloween Superstores) 144A 11.000%, 5/1/17(2)	$375	$402
Springleaf Finance Corp.
5.850%, 6/1/13	250	255
5.400%, 12/1/15	250	238
United Rentals North America, Inc. 144A 7.375%, 5/15/20(2)	640	706
UPCB Finance Ltd. V 144A 7.250%, 11/15/21(2)	250	276
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(2)	150	163

		18,229

Health Care—5.2%
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	245	256
7.125%, 7/15/20	180	192
Grifols, Inc. 8.250%, 2/1/18	500	553
HCA, Inc.
6.500%, 2/15/20	300	338
7.500%, 2/15/22	765	880
Health Management Associates, Inc. 7.375%, 1/15/20	250	271
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	590	561
inVentiv Health, Inc. 144A 9.000%, 1/15/18(2)	190	192
Select Medical Holdings Corp. 6.429%, 9/15/15(3)	270	270
Sky Growth Acquisition Corp. 144A 7.375%, 10/15/20(2)	350	350
Symbion, Inc. 8.000%, 6/15/16	320	331
Tenet Healthcare Corp. 6.250%, 11/1/18	250	276
United Surgical Partners International, Inc. 9.000%, 4/1/20	500	558
Valeant Pharmaceuticals International, Inc. 144A 7.250%, 7/15/22(2)	300	329
VPI Escrow Corp. 144A 6.375%, 10/15/20(2)	290	313

		5,670

Industrials—9.1%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(2)	245	251
ADS Waste Holdings, Inc. 144A 8.250%, 10/1/20(2)	250	264
Aircastle Ltd. 144A 6.250%, 12/1/19(2)	270	283
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	69	74

3

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
Bombardier, Inc. 144A 7.750%, 3/15/20(2)	$395	$450
Briggs & Stratton Corp. 6.875%, 12/15/20	155	176
CDRT Holding Corp. PIK Capitalization Interest 144A 9.250%, 10/1/17(2)(3)	260	267
CHC Helicopter SA 9.250%, 10/15/20	280	296
Deluxe Corp. 7.000%, 3/15/19	235	250
Dycom Investments, Inc. 7.125%, 1/15/21	1,000	1,063
DynCorp International, Inc. 10.375%, 7/1/17	460	423
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(2)	125	122
Hexion U.S. Finance Corp. 6.625%, 4/15/20	65	66
Iron Mountain, Inc. 5.750%, 8/15/24	425	432
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	350	386
Masco Corp. 5.950%, 3/15/22	275	305
Northwest Airlines Pass-Through-Trust 01-1, B 7.691%, 4/1/17	327	347
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(2)	250	273
ServiceMaster Co. 144A 7.000%, 8/15/20(2)	365	368
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(2)	385	405
Spirit Aerosystems, Inc. 6.750%, 12/15/20	315	339
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	500	525
98-1B 7.350%, 1/30/18	216	219
99-1A 8.360%, 1/20/19	329	362
01-1G 7.076%, 3/20/21	505	525
11-1 A 7.125%, 10/22/23	420	472
UAL Pass-Through-Trust 07-01A 6.636%, 7/2/22	720	774
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) Series B, 9.750%, 2/15/17	335	350

		10,067

Information Technology—2.4%
CommScope, Inc. 144A 8.250%, 1/15/19(2)	475	523
CoreLogic, Inc. 7.250%, 6/1/21	1,000	1,092
Digicel Ltd. 144A 8.250%, 9/1/17(2)	325	351
Hughes Satellite Systems Corp. 7.625%, 6/15/21	250	286
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(2)(3)	115	114
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(2)	65	67

	PAR VALUE		VALUE
Information Technology—(continued)
Virgin Media Finance plc 8.375%, 10/15/19	$167		$190

			2,623

Materials—6.5%
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(2)	275		300
Calumet Specialty Products Partners LP (Calumet Finance Corp.)
9.375%, 5/1/19	230		251
144A 9.625%, 8/1/20(2)	200		219
Cascades, Inc. 7.875%, 1/15/20	880		942
Cemex SAB de CV 144A 9.500%, 6/15/18(2)	570		640
Eldorado Gold Corp. 144A 6.125%, 12/15/20(2)	190		194
Eurochem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(2)(7)	235		242
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(2)	300		307
Ineos Finance plc
144A 8.375%, 2/15/19(2)	140		151
144A 7.500%, 5/1/20(2)	220		232
JMC Steel Group 144A 8.250%, 3/15/18(2)	490		514
Libbey Glass, Inc. 6.875%, 5/15/20	500		540
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(2)	255		268
Pactiv LLC 8.125%, 6/15/17	535		536
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(2)	500		496
Sealed Air Corp. 144A 6.500%, 12/1/20(2)	105		114
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(2)(7)	695		746
Taseko Mines Ltd. 7.750%, 4/15/19	165		160
Vedanta Resources plc 144A 9.500%, 7/18/18(2)	250		291

			7,143

Telecommunication Services—9.8%
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	159
Cincinnati Bell, Inc. 8.250%, 10/15/17	230		249
Clearwire Communications LLC (Clearwire Finance, Inc.) 144A 12.000%, 12/1/15(2)	300		324
Digicel Group Ltd. 144A 8.250%, 9/30/20(2)	500		552
Frontier Communications Corp.
8.125%, 10/1/18	295		341
7.125%, 1/15/23	410		436

4

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
GCI, Inc. 8.625%, 11/15/19	$665	$710
Intelsat Jackson Holdings SA 7.250%, 10/15/20	980	1,066
ITC Deltacom, Inc. 10.500%, 4/1/16	773	831
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(2)	200	210
MetroPCS Wireless, Inc. 6.625%, 11/15/20	570	608
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(2)	315	336
Sprint Capital Corp. 6.875%, 11/15/28	1,200	1,254
Sprint Nextel Corp. 6.000%, 11/15/22	270	279
Unitymedia Hessen Gmbh & Co. Kg (Unitymedia NRW Gmbh) 144A 5.500%, 1/15/23(2)	750	778
Univision Communications, Inc. 144A 6.750%, 9/15/22(2)	165	171
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 7.748%, 2/2/21(2)(7)	200	231
WideOpenWest Finance LLC (WideOpenWest Capital Corp.) 144A 10.250%, 7/15/19(2)	350	374
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(2)	300	316
144A 7.250%, 2/15/18(2)	370	374
Windstream Corp.
8.125%, 9/1/18	95	104
7.000%, 3/15/19	750	770
7.750%, 10/15/20	250	271

		10,744

Utilities—3.9%
AES Corp. (The) 7.375%, 7/1/21	500	558
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	230	247
7.000%, 5/20/22	300	335
Calpine Corp.
144A 7.875%, 7/31/20(2)	225	254
144A 7.500%, 2/15/21(2)	638	708
Covanta Holding Corp. 6.375%, 10/1/22	750	818
NRG Energy, Inc.
7.625%, 5/15/19	830	892
144A 6.625%, 3/15/23(2)	70	75

	PAR VALUE	VALUE
Utilities—(continued)
Texas Competitive Electric Holdings Co., LLC (Texas Competitive Holdings Finance, Inc.) 144A 11.500%, 10/1/20(2)	$500	$394

		4,281

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $82,047)		86,957

LOAN AGREEMENTS(3)—11.8%
Consumer Discretionary—3.4%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	85	88
Cannery Casino Resorts LLC First Lien 6.000%, 10/2/18	166	166
Cengage Learning Acquisitions, Inc. 2.720%, 7/3/14	321	255
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	296	302
Clear Channel Communications, Inc.
Tranche A, 3.612%, 7/30/14	204	199
Tranche B, 3.862%, 1/29/16	448	371
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	325	336
EB Sports Corp. 11.500%, 12/31/15	310	310
Granite Broadcasting Corp. Tranche B First Lien, 8.500%, 5/23/18	194	194
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	397	402
MGM Resorts International (MGM Mirage) Tranche B, 4.250%, 12/20/19	111	112
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	340	333
SRAM LLC Second Lien, 8.500%, 12/7/18	235	239
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) 0.000%, 9/28/19(8)	183	184
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	200	203

		3,694

Consumer Staples—0.3%
Supervalu, Inc. 8.000%, 8/30/18	363	369

Energy—0.6%
Frac Tech International LLC 8.500%, 5/6/16	445	371

5

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
NGPL Pipeco LLC 6.750%, 9/15/17	$257	$264

		635

Financials—1.6%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	103	106
iStar Financial, Inc.
Tranche A-2 7.000%, 3/19/17	250	263
5.750%, 10/15/17	255	258
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	92	98
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	191	195
Realogy Corp.
Extended LOC, 2.231%, 10/10/16	28	28
Extended First Lien, 4.461%, 10/10/16	385	387
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	300	299
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	86	87

		1,721

Health Care—1.6%
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	399	403
Ardent Medical Services, Inc.
7.250%, 11/2/18	120	123
7.250%, 11/21/18	167	169
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 10/26/17	111	111
Houghton International, Inc. Second Lien, 10.500%, 12/17/20	370	367
MModal, Inc. Tranche B, 6.750%, 8/16/19	249	241
MSO of Puerto Rico, Inc. 9.750%, 10/26/17	80	80
Pharmaceutical Research Associates, Inc. 0.000%, 12/10/17(8)	290	290

		1,784

Industrials—0.7%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	72	73
Brand Energy & Infrastructure Services, Inc. Tranche B-1 0.000%, 10/23/19(8)	255	252
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	131	132

	PAR VALUE	VALUE
Industrials—(continued)
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.462%, 6/30/17	$190	$176
Zuffa LLC 7.500%, 6/19/15	183	185

		818

Information Technology—1.9%
Blue Coat Systems, Inc. 5.750%, 2/15/18	328	331
Deltek, Inc. Second Lien, 10.000%, 10/10/19	53	54
DynCorp International, Inc. 6.250%, 7/7/16	149	150
First Data Corp.
5.211%, 3/24/17	289	285
5.211%, 3/24/17	125	123
IPC Systems, Inc. Tranche C First Lien, 7.750%, 7/31/17	279	273
RP Crown Parent LLC
0.000%, 12/14/17(8)	89	88
0.000%, 12/16/19(8)	120	121
Veyance Technologies, Inc. Second Lien, 5.964%, 7/31/15	230	223
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	275	276
Zayo Group LLC (Zayo Capital, Inc.) 5.250%, 7/2/19	187	190

		2,114

Materials—1.0%
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	419	416
Kronos, Inc. Second Lien, 9.750%, 4/30/20	260	261
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 8.000%, 8/2/17	375	367

		1,044

Telecommunication Services—0.7%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	249	254
Level 3 Financing, Inc. Tranche B 2019, 5.250%, 8/1/19	562	569

		823

TOTAL LOAN AGREEMENTS (Identified Cost $12,877)		13,002

6

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK(3)—1.0%
Financials—1.0%
Citigroup Capital XVII Series E 6.350%	20,000	$501
GMAC Capital Trust I Series 2 8.125%	20,800	554

TOTAL PREFERRED STOCK (Identified Cost $1,020)		1,055

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $102,748)		108,190	(9)

SHORT-TERM INVESTMENTS—1.3%
Money Market Mutual Funds—1.3%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	1,407,516	1,408

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,408)		1,408

TOTAL INVESTMENTS—99.7% (Identified Cost $104,156)		109,598	(1)
Other assets and liabilities, net—0.3%		372

NET ASSETS—100.0%		$109,970

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $39,422 or 35.8% of net assets.

(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after Deccember 31, 2012, at which time the interest rate will be determined.
(9)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

BRL	Brazilian Real
MXN	Mexican Peso
TRY	Turkish Lira

7

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	80%
Bermuda	2
Brazil	2
Canada	2
Ireland	2
Luxembourg	2
Mexico	2
Other	8

Total	100%

†	% of total investments as of December 31, 2012

8

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,484	$—	$1,484	$—
Corporate Bonds and Notes	86,957	—	86,608	349
Foreign Government Securities	2,737	—	2,737	—
Loan Agreements	13,002	—	13,002	—
Mortgage-Backed Securities	2,955	—	2,955	—
Equity Securities:
Preferred Stock	1,055	—	1,055	—
Short-Term Investments	1,408	1,408	—	—

Total Investments	$109,598	$1,408	$107,841	$349

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds and Notes
Balance as of September 30, 2012:	$347
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	2
Purchases	—
Sales(b)	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of December 31, 2012	$349	(d)

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)	Includes internally fair valued security.

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—1.5%
Materials—1.5%
Fuchs Petrolub AG 1.78%	5,347	$400

TOTAL PREFERRED STOCK (Identified Cost $243)		400

COMMON STOCKS—94.9%
Consumer Discretionary—5.2%
adidas AG (Germany)	3,310	295
British Sky Broadcasting Group plc (United Kingdom)	21,800	275
Reed Elsevier N.V. (Netherlands)	29,460	437
Sumitomo Rubber Industries Ltd. (Japan)	31,900	386

		1,393

Consumer Staples—11.1%
British American Tobacco plc (United Kingdom)	5,300	270
Colruyt SA (Belgium)	11,040	547
Nestle S.A. Registered Shares (Switzerland)	12,470	814
Swedish Match AB (Sweden)	9,090	305
Tesco plc (United Kingdom)	53,400	294
Unilever N.V. (Netherlands)	9,432	361
Woolworths Ltd. (Australia)	11,420	350

		2,941

Energy—10.9%
BP plc (United Kingdom)	41,300	287
CNOOC Ltd. (China)	213,000	469
Royal Dutch Shell plc A Shares (United Kingdom)	17,610	606
Royal Dutch Shell plc B Shares (United Kingdom)	10,900	389
Total SA (France)	14,770	769
Woodside Petroleum Ltd. (Australia)	10,710	382

		2,902

Financials—7.7%
Legal & General Group plc (United Kingdom)	138,400	332
Malayan Banking Bhd (Malaysia)	133,545	403
QBE Insurance Group Ltd. (Australia)	30,780	353
Tokyu REIT, Inc. (Japan)	54	295
United Overseas Bank Ltd. (Singapore)	19,200	315
Zurich Financial Services AG (Switzerland)	1,330	356

		2,054

	SHARES	VALUE
Health Care—10.0%
GlaxoSmithKline plc (United Kingdom)	16,000	$348
Novartis AG Registered Shares (Switzerland)	10,730	678
Roche Holding AG (Switzerland)	3,830	774
Sanofi (France)	6,380	605
Teva Pharmaceutical Industries Ltd. (Israel)	6,717	250

		2,655

Industrials—16.7%
Atlas Copco AB Class A (Sweden)	11,860	329
Brambles Ltd. (Australia)	55,000	436
ComfortDelgro Corp., Ltd. (Singapore)	221,000	325
Deutsche Post AG Registered Shares (Germany)	13,836	305
Kone Oyj (Finland)	3,710	274
Koninklijke Vopak N.V. (Netherlands)	3,930	278
Legrand SA (France)	10,610	450
Makita Corp. (Japan)	9,500	441
Mitsubishi Electric Corp. (Japan)	49,000	417
Panalpina Welttransport Holding AG Registered Shares (Switzerland)	1,980	202
Schindler Holding AG (Switzerland)	1,155	167
SembCorp Industries Ltd. (Singapore)	45,000	196
Singapore Technologies Engineering Ltd. (Singapore)	62,000	196
Toyota Tsusho Corp. (Japan)	16,400	405

		4,421

Information Technology—10.1%
Advantech Co., Ltd. (Taiwan)	59,000	250
ASM Pacific Technology Ltd. (Hong Kong)	33,200	408
Computershare Ltd. (Australia)	41,800	394
MediaTek, Inc. (Taiwan)	24,000	268
SAP AG (Germany)	6,380	513
Venture Corp., Ltd. (Singapore)	40,000	265
VTech Holdings Ltd. (Hong Kong)	30,200	341
Wincor Nixdorf AG (Germany)	5,079	240

		2,679

Materials—8.7%
Air Liquide SA (France)	4,130	522
CRH plc (Ireland)(2)	15,000	305
Givaudan SA Registered Shares (Switzerland)	172	182
Lafarge Malayan Cement BHD (Malaysia)	79,500	250
Rio Tinto Ltd. (Australia)	3,130	220
Shin-Etsu Chemical Co., Ltd. (Japan)	6,100	372
Symrise AG (Germany)	8,364	300

1

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Syngenta AG Registered Shares (Switzerland)	410	$166

		2,317

Telecommunication Services—9.7%
Axiata Group BHD (Malaysia)	166,700	361
Belgacom SA (Belgium)	9,800	288
Bezeq The Israeli Telecommunication Corp., Ltd. (Israel)	100,606	116
China Mobile Ltd. (Hong Kong)	33,500	394
Chunghwa Telecom Co., Ltd. (Taiwan)	80,600	263
StarHub Ltd. (Singapore)	59,900	188
Telenor ASA (Norway)	14,260	290
Telstra Corp., Ltd. (Australia)	52,000	237
Vodafone Group plc (United Kingdom)	169,700	427

		2,564

Utilities—4.8%
National Grid plc (United Kingdom)	27,200	312
Power Assets Holdings Ltd. (Hong Kong)	44,500	382
Scottish & Southern Energy plc (United Kingdom)	12,600	293
United Utilities Group plc (United Kingdom)	27,200	299

		1,286

TOTAL COMMON STOCKS (Identified Cost $22,189)		25,212

TOTAL LONG TERM INVESTMENTS—96.4% (Identified cost $22,432)		25,612	(3)

SHORT-TERM INVESTMENTS—3.5%
Money Market Mutual Funds—3.5%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.090%)	921,961	922

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $922)		922

TOTAL INVESTMENTS—99.9% (Identified Cost $23,354)	26,534	(1)
Other assets and liabilities, net—0.1%	13

NET ASSETS—100.0%	$26,547

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

At December 31, 2012, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Sell		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	2,300	USD	2,350	State Street Bank and Trust Co.	3/20/13	$2,375	$(25)

							$(25)

AUD	Australian Dollar
USD	United States Dollar

2

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	15%
Switzerland	12
Australia	9
France	9
Japan	9
Germany	8
Hong Kong	6
Other	32

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Preferred Stock	$400	$—	$400
Common Stocks	25,212	250	24,962
Short-Term Investments	922	922	—

Total Investments	$26,534	$1,172	$25,362

Other Financial Instruments
Forward Currency Contracts*	$(25)	—	$(25)

There are no Level 3 (significant unobservable inputs) priced securities.
Securities held by the Fund with an end of period value of $ 24,641 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.
*	Valued at the unrealized appreciation (depreciation) on the investment.

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.2%
Australia—19.2%
BGP Holdings plc(2)(3)(4)	588,920	$0
CFS Retail Property Trust	228,552	457
Dexus Property Group	1,236,115	1,313
GPT Group	211,000	812
Westfield Group	301,473	3,330
Westfield Retail Trust	321,173	1,013

		6,925

Bermuda—4.4%
Hongkong Land Holdings Ltd.	228,100	1,594

Canada—15.1%
Allied Properties Real Estate Investment Trust	28,315	940
Brookfield Properties, Inc.	63,450	1,082
Canadian Real Estate Investment Trust	19,095	832
Cominar Real Estate Investment Trust	23,965	544
First Capital Realty, Inc.	42,405	802
RioCan Real Estate Investment Trust(2)	45,050	1,248

		5,448

Finland—1.0%
Citycon OYJ(2)	109,646	373

France—11.2%
Fonciere Des Regions	3,960	333
Klepierre	18,606	744
Societe Immobiliere de Location Pour L’industrie Et Le Commerce	3,047	338
Unibail-Rodamco	10,915	2,647

		4,062

Germany—2.0%
GSW Immobilien AG	17,390	737

Hong Kong—8.8%
Hang Lung Properties Ltd.	225,000	905
Hysan Development Co. Ltd.	131,000	637
Link (The)	328,441	1,645

		3,187

Italy—0.9%
Beni Stabili SpA	516,257	304

Japan—6.3%
AEON Mall Co., Ltd.	21,330	525

	SHARES	VALUE
Japan—(continued)
Japan Prime Realty Investment Corp.	214	$618
Japan Real Estate Investment Corp.	41	404
Nippon Building Fund, Inc.	72	745

		2,292

Netherlands—2.8%
Corio N.V.	10,861	498
Eurocommercial Properties N.V.(2)	13,097	526

		1,024

Norway—1.2%
Norwegian Property ASA	284,600	441

Singapore—7.5%
CapitaMall Trust	262,650	462
CapitaRetail China Trust	417,725	565
Global Logistic Properties Ltd.	457,500	1,058
Mapletree Logistics Trust	676,544	637

		2,722

Sweden—2.2%
Castellum AB	37,366	533
Fabege AB	25,000	253

		786

Switzerland—0.7%
PSP Swiss Property AG(2)	2,491	236

United Kingdom—15.9%
Big Yellow Group plc	96,188	546
British Land Co. plc	95,305	880
Derwent London plc	12,846	445
Great Portland Estates plc	37,018	298
Hammerson plc	125,309	1,005
Land Securities Group plc	110,685	1,477
Safestore Holdings plc	261,876	459
SEGRO plc	156,457	635

		5,745

TOTAL COMMON STOCKS (Identified Cost $26,563)		35,876

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $26,563)		35,876

1

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Funds—0.3%
Dreyfus Cash Management Fund - Institutional Shares (seven-day effective yield 0.090%)	110,925	$111

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $111)		111

TOTAL INVESTMENTS—99.5% (Identified Cost $26,674)		35,987	(1)

Other assets and liabilities, net—0.5%		175

NET ASSETS—100.0%		$36,162

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
Australia	19%
United Kingdom	16
Canada	15
France	11
Hong Kong	9
Singapore	8
Japan	6
Other	16

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$35,876	$7,500	$28,376	$0	*
Short-Term Investments	111	111	—	—

Total Investments	$35,987	$7,611	$28,376	$0	*

Securities held by the Fund with an end of period value of $28,375 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.
*	Level 3 common stock currently priced at zero.

Virtus International Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.7%
Consumer Discretionary—13.8%
Goldlion Holdings Ltd. (Hong Kong)	349,600	$188
Maisons France Confort (France)	4,500	143
Rightmove plc (United Kingdom)	2,300	54
Van de Velde NV (Belgium)	2,003	90
Watts Co., Ltd. (Japan)	8,000	109
Wotif.Com Holdings Ltd. (Australia)	32,400	180

		764

Consumer Staples—5.9%
Compania Cervecerias Unidas SA (Chile)	6,700	106
Distell Group Ltd. (South Africa)	5,100	64
Dongsuh Co., Inc. (South Korea)	9,200	158

		328

Energy—4.3%
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	1,065	111
TGS Nopec Geophysical Co., ASA (Norway)	3,900	129

		240

Financials—14.9%
ARA Asset Management Ltd. 144A (Singapore)(2)	141,600	189
Austbrokers Holdings Ltd. (Australia)	1,900	17
Century 21 Real Estate of Japan Ltd. (Japan)	15	56
Euler Hermes SA (France)	1,000	87
Euroz Ltd. (Australia)	247,000	256
Hiscox Ltd. (Bermuda)	22,700	169
Rathbone Brothers plc (United Kingdom)	2,525	53

		827

Health Care—7.3%
Haw Par Corp. Ltd. (Singapore)	21,500	119
Nakanishi, Inc. (Japan)	1,000	100
Stallergenes SA (France)	715	40
Win International Co., Ltd. (Japan)	19,300	146

		405

Industrials—22.7%
AIT Corp. (Japan)	16,600	242
Amadeus Fire AG (Germany)	3,400	186
ASR Holdings Ltd. (Hong Kong)	240,000	61
Clasquin (France)	4,200	104
Freight Management Holdings Bhd (Malaysia)	172,900	54
Pfeiffer Vacuum Technology AG (Germany)	510	62

	SHARES	VALUE
Industrials—(continued)
Richelieu Hardware Ltd. (Canada)	5,350	$199
Rotork plc (United Kingdom)	2,950	123
Thermador Groupe (France)	2,130	161
Vicom Ltd. (Singapore)	15,998	64

		1,256

Information Technology—12.9%
Carsales.Com Ltd. (Australia)	6,380	49
Computer Modelling Group Ltd. (Canada)	3,140	67
Domino Printing Sciences plc (United Kingdom)	16,500	157
Iress Ltd. (Australia)	9,900	86
MercadoLibre, Inc. (United States)	2,985	234
Pro-Ship, Inc. (Japan)	6,800	120

		713

Materials—13.9%
Assore Ltd. (South Africa)	1,955	94
Corp. Moctezuma SAB de CV (Mexico)	90,600	221
KPX Chemical Co., Ltd. (South Korea)	4,399	203
Uyemura (C) & Co., Ltd. (Japan)	3,800	120
Victrex plc (United Kingdom)	4,900	131

		769

TOTAL COMMON STOCKS (Identified Cost $5,034)		5,302

TOTAL LONG TERM INVESTMENTS—95.7% (Identified cost $5,034)		5,302

SHORT-TERM INVESTMENTS—4.8%
Money Market Mutual Funds—4.8%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	268,380	268

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $268)		268

TOTAL INVESTMENTS—100.5% (Identified Cost $5,302)		5,570	(1)
Other assets and liabilities, net—(0.5)%		(27)

NET ASSETS—100.0%		$5,543

1

Virtus International Small-Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $189 or 3.4% of net assets.

2

Virtus International Small-Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	16%
Australia	11
France	10
United Kingdom	9
United States	9
Singapore	7
South Korea	6
Other	32

Total	100%

†	% of total investments as of December 31, 2012

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$5,302	$1,899	$3,403
Short-Term Investments	268	268	—

Total Investments	$5,570	$2,167	$3,403

There are no Level 3 (significant unobservable inputs) priced securities.
Securities held by the Fund with an end of period value of $3,299 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities.

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.3%
U.S. Treasury Bond 3.125%, 11/15/41	$1,500		$1,564

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $1,633)			1,564

MUNICIPAL BONDS—0.2%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	505		529

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	155		130

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	345		245

TOTAL MUNICIPAL BONDS (Identified Cost $980)			904

FOREIGN GOVERNMENT SECURITIES—10.8%
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(5)	545		522
RegS 7.000%, 12/1/18(5)	510		478
RegS 12.750%, 8/23/22(5)	485		567
9.250%, 9/15/27	360		362
9.375%, 1/13/34	2,145		2,134
Commonwealth of Australia Series 118, 6.500%, 5/15/13	2,880	AUD	3,031
Commonwealth of Canada 1.750%, 3/1/13	4,455	CAD	4,484
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13	2,104	NZD	1,758
Series 415, 6.000%, 4/15/15	220	NZD	196
Federative Republic of Brazil
12.500%, 1/5/16	1,235	BRL	743
8.500%, 1/5/24	6,195	BRL	3,684
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	1,030		1,038
Kingdom of Norway Series 470, 6.500%, 5/15/13	14,943	NOK	2,734
Kingdom of Spain 5.850%, 1/31/22	460	EUR	632
Mongolia 144A 5.125%, 12/5/22(4)	825		813
Republic of Argentina
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)	500		370
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	628		546

	PAR VALUE		VALUE
PIK Interest Capitalization 8.280%, 12/31/33	$2,441		$1,758
Republic of Colombia
12.000%, 10/22/15	925,000	COP	636
4.375%, 3/21/23	1,867,000	COP	1,053
Republic of Croatia 144A 6.375%, 3/24/21(4)	1,045		1,189
Republic of Iceland 144A 5.875%, 5/11/22(4)	925		1,032
Republic of Peru
144A 7.840%, 8/12/20(4)	1,065	PEN	526
RegS 6.900%, 8/12/37(5)	2,010	PEN	1,004
Republic of Serbia 144A 5.250%, 11/21/17(4)	700		730
Republic of Slovak 144A 4.375%, 5/21/22(4)	850		926
Republic of Slovenia 144A 5.500%, 10/26/22(4)	1,000		1,050
Republic of South Africa
Series R206 7.500%, 1/15/14	11,845	ZAR	1,431
Series R-208 6.750%, 3/31/21	6,720	ZAR	811
Republic of Turkey 9.000%, 3/5/14	5,855	TRY	3,389
Republic of Ukraine 144A 7.950%, 6/4/14(4)	550		560
State of Qatar 144A 4.500%, 1/20/22(4)	550		631
United Mexican States
Series M, 6.000%, 6/18/15	30,592	MXN	2,431
Series M, 6.500%, 6/9/22	30,825	MXN	2,580

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $43,218)			45,829

MORTGAGE-BACKED SECURITIES—10.9%
Non-Agency—10.9%
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-3, AJ 4.767%, 7/10/43(3)	1,050		1,055
Bank of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	494		504
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.573%, 4/12/38(3)	900		996
06-PW12, AM 5.751%, 9/11/38(3)	650		728
05-PW10, AM 5.449%, 12/11/40(3)	895		987
06-PW13, AM 5.582%, 9/11/41(3)	1,360		1,519
07-T28, A4 5.742%, 9/11/42(3)	800		954
07-PW18, AM 6.084%, 6/11/50(3)	1,525		1,698
Chase Mortgage Finance Corp. 07-A1, 10A1 3.081%, 2/25/37(3)	840		836
Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.219%, 7/15/44(3)	610		671
07-CD4, A4 5.322%, 12/11/49	475		545

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(3)	$1,555	$1,767
Countrywide Home Loan Mortgage Pass-Through- Trust
02-R2, 1M 144A 5.750%, 7/25/33(4)	475	398
04-R1, 2A, 144A 6.500%, 11/25/34(4)	525	532
05-22, 3A1 5.163%, 10/25/35(3)	957	794
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.409%, 2/15/39(3)	426	436
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	595	597
GMAC Commercial Mortgage Securities, Inc. 04- C2, A3 5.134%, 8/10/38	325	335
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	833	812
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(4)	1,323	1,418
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.789%, 8/10/45(3)	750	865
JPMorgan Chase Commercial Mortgage Securities Corp.
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	750	829
06-CB17, AM 5.464%, 12/12/43	745	777
06-LDP7, AM 5.871%, 4/15/45(3)	1,500	1,677
06-LDP7, A4 5.871%, 4/15/45(3)	1,800	2,071
07-LD12, A4 5.882%, 2/15/51(3)	750	884
Lehman Brothers—UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	740	815
07-C2, A3 5.430%, 2/15/40	1,100	1,262
07-C7, A3 5.866%, 9/15/45(3)	600	715
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 5.886%, 7/15/44(3)	500	588
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	729	739
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(4)	818	850
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)	1,260	1,404
Merrill Lynch Mortgage Trust 06-C1, AM 5.684%, 5/12/39(3)	715	802

	PAR VALUE	VALUE
Non-Agency—(continued)
Morgan Stanley Capital I, Inc.
05-HQ5, A3 5.007%, 1/14/42	$8	$8
07-IQ14, A4 5.692%, 4/15/49(3)	970	1,126
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	1,075	1,075
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	1,643	1,729
04-R3, A1 144A 6.500%, 2/25/35(4)	507	526
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(3)	1,152	1,130
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	1,216	1,183
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	1,650	1,687
Structured Asset Securities Corp. 07-EQ1, A2 0.300%, 3/25/37(3)	374	294
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.770%, 1/25/37(3)	896	884
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 5.921%, 7/15/17(3)	550	645
06-C25, AM 5.736%, 5/15/43(3)	1,125	1,261
07-C30, A5 5.342%, 12/15/43	1,610	1,844
07-C32, A3 5.737%, 6/15/49(3)	360	420
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.287%, 11/23/43(3)(4)	579	570

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $42,392)		46,242

ASSET-BACKED SECURITIES—4.2%
ABSC Long Beach Home Equity Loan Trust 00- LB1, M1F 8.240%, 3/21/29(3)	886	754
AmeriCredit Automobile Receivables Trust
11-4, E, 144A 6.530%, 1/8/19(4)	300	327
11-5, E 6.760%, 3/8/19	600	661
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	556	553
Citicorp Residential Mortgage Securities, Inc. 07- 2, A3 6.080%, 6/25/37(3)	1,157	1,157
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(3)	507	531
Countrywide Asset-Backed Certificates
04-13, AF4 4.583%, 1/25/33(3)	461	461
05-1, AF5A 5.497%, 7/25/35(3)	1,000	949
05-12, 1A4 5.323%, 2/25/36(3)	1,150	1,129

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	$1,236		$1,388
Drug Royalty Corp., Inc 12-1, A2 144A 4.474%, 1/15/25(4)	595		597
Equity One ABS, Inc. 01-3, AF4 6.252%, 5/25/32(3)	846		673
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	594		606
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	1,430		1,437
Hertz Vehicle Financing LLC 11-1A, A2 144A 3.290%, 3/25/18(4)	655		705
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	369		384
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	844		824
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	715		760
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	257		245
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.050%, 9/25/33(3)	984		1,004
07-HI1, A3 5.720%, 3/25/37	925		925
TAL Advantage LLC 12-1A, A 144A 3.860%, 5/20/27(4)	942		972
Terwin Mortgage Trust 04-15AL, A1 144A 5.797%, 7/25/34(3)(4)	405		386
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	357		380

TOTAL ASSET-BACKED SECURITIES (Identified Cost $17,054)			17,808

CORPORATE BONDS AND NOTES—53.9%
Consumer Discretionary—4.4%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	945		964
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	1,125	BRL	590
Boyd Gaming Corp. 9.125%, 12/1/18	215		220
144A 9.000%, 7/1/20(4)	425		421
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	1,065		1,097
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	880		948
Clear Channel Communications, Inc.

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
144A 9.000%, 12/15/19(4)	$54		$50
9.000%, 3/1/21	500		449
Clear Channel Worldwide Holdings, Inc.
144A 6.500%, 11/15/22(4)	275		284
144A 6.500%, 11/15/22(4)	740		771
Dana Holding Corp. 6.500%, 2/15/19	426		457
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	200	CAD	211
Globo Comunicacao e Participacoes SA 144A 4.875%, 4/11/22(4)	930		1,011
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	390		446
International Game Technology 7.500%, 6/15/19	580		686
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	475		504
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	800		830
MGM Resorts International 144A 6.750%, 10/1/20(4)	990		1,014
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	1,100		1,125
Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		144
Penn National Gaming, Inc. 8.750%, 8/15/19	700		801
Petco Holdings, Inc. PIK Interest Capitalization 144A 8.500%, 10/15/17(4)	455		470
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	650		601
QVC, Inc.
144A 7.500%, 10/1/19(4)	1,070		1,180
144A 5.125%, 7/2/22(4)	240		251
River Rock Entertainment Authority (The) 9.000%, 11/1/18	219		137
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	1,140		1,143
Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	125		136
WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	825		874
Wyndham Worldwide Corp. 7.375%, 3/1/20	590		711

			18,526

Consumer Staples—0.4%
Cencosud SA 144A 4.875%, 1/20/23(4)	535		547
Flowers Foods, Inc. 4.375%, 4/1/22	970		993

			1,540

Energy—8.4%
Afren plc 144A 11.500%, 2/1/16(4)	475		553

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Atlas Pipeline Partners LP (Atlas Pipeline Finance Corp.) 144A 6.625%, 10/1/20(4)	$495	$515
Atwood Oceanics, Inc. 6.500%, 2/1/20	825	891
Bill Barrett Corp. 7.625%, 10/1/19	650	689
BreitBurn Energy Partners LP (BreitBurn Finance Corp.) 144A 7.875%, 4/15/22(4)	1,005	1,048
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	686	744
Chesapeake Energy Corp. 6.775%, 3/15/19	320	321
Compagnie Generale de Geophysique-Veritas
7.750%, 5/15/17	110	115
6.500%, 6/1/21	725	779
EP Energy LLC (EP Energy Finance, Inc.) 9.375%, 5/1/20	840	951
EPL Oil & Gas, Inc.
8.250%, 2/15/18	500	518
144A 8.250%, 2/15/18(4)	620	640
EV Energy Partners LP (EV Energy Finance Corp.) 8.000%, 4/15/19	325	347
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	460	483
Frontier Oil Corp. 6.875%, 11/15/18	210	227
Gazprom OAO (Gaz Capital SA)
144A 6.212%, 11/22/16(4)	935	1,047
144A 8.146%, 4/11/18(4)	460	567
144A 6.510%, 3/7/22(4)(11)	315	376
Gulfmark Offshore, Inc. 144A 6.375%, 3/15/22(4)	960	994
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)	800	852
Hercules Offshore, Inc. 144A 10.500%, 10/15/17(4)	640	693
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	525	642
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	550	602
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	600	619
OAO Lukoil International Finance BV 144A 6.125%, 11/9/20(4)(11)	500	578
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	800	724
Parker Drilling Co. 9.125%, 4/1/18	1,175	1,260
PDC Energy, Inc. 144A 7.750%, 10/15/22(4)	805	829
Petrobras International Finance Co. 5.375%, 1/27/21	500	562
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	1,005	963
RegS 5.250%, 4/12/17(5)	375	329

	PAR VALUE	VALUE
Energy—(continued)
RegS 8.500%, 11/2/17(5)	$4,485	$4,440
Petroleos Mexicanos
6.000%, 3/5/20	270	323
5.500%, 1/21/21	550	643
5.500%, 6/27/44	650	715
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	186	189
Plains Exploration & Production Co. 6.875%, 2/15/23	995	1,142
QEP Resources, Inc. 6.875%, 3/1/21	480	556
Rowan Cos., Inc. 4.875%, 6/1/22	955	1,036
SESI LLC 6.375%, 5/1/19	650	699
Targa Resources Partners LP (Targa Resources Partners Finance Corp.) 144A 6.375%, 8/1/22(4)	1,050	1,150
Teekay Corp. 8.500%, 1/15/20	300	318
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	1,165	1,348
Venoco, Inc.
11.500%, 10/1/17	600	631
8.875%, 2/15/19	225	212
Weatherford International Ltd. 9.625%, 3/1/19	318	415
Williams Cos., Inc. (The) 3.700%, 1/15/23	800	806
Zhaikmunai LP (Zhaikmanai International BV) 144A 7.125%, 11/13/19(4)	790	829

		35,910

Financials—21.1%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	815	846
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	560	587
Agile Property Holdings Ltd. 144A 10.000%, 11/14/16(4)	240	265
Air Lease Corp. 5.625%, 4/1/17	770	820
Aircastle Ltd. 7.625%, 4/15/20	1,840	2,065
Akbank TAS 144A 3.875%, 10/24/17	1,280	1,316
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(11)	755	846
Allstate Corp. 6.125%, 5/15/37(3)	680	707
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	1,065	1,241
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	775	802
American International Group, Inc. 4.875%, 6/1/22	350	399

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
8.175%, 5/15/58(3)	$650	$847
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 4.875%, 11/15/17(4)	1,000	1,020
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)	1,025	1,122
Banco Bilbao Vizcaya Argentaria Bancomer SA
144A 6.500%, 3/10/21(4)	425	472
144A 6.750%, 9/30/22(4)	1,000	1,125
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	1,150	1,253
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	600	633
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	600	640
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)	1,060	1,158
Banco Santander Chile 144A 3.875%, 9/20/22(4)	945	968
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	1,660	1,859
Bancolombia SA 5.125%, 9/11/22	1,015	1,056
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	515	523
Barclays Bank plc
144A 6.050%, 12/4/17(4)	435	481
144A 5.926%, 9/29/49(3)(4)(9)(10)	600	587
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	385	446
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)	500	526
Capital One Capital IV 8.875%, 5/15/40(10)	1,000	1,000
Chubb Corp. (The) 6.375%, 3/29/67(3)	680	741
Citigroup, Inc. 5.500%, 2/15/17	1,110	1,230
City National Corp. 5.250%, 9/15/20	475	529
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	1,090	1,098
Discover Bank
8.700%, 11/18/19	250	325
7.000%, 4/15/20	700	868
E*TRADE Financial Corp. 6.375%, 11/15/19	840	865
Eurasian Development Bank 144A 4.767%, 9/20/22(4)	925	960
Fidelity National Financial, Inc. 5.500%, 9/1/22	240	265
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)	800	800
First Niagara Financial Group, Inc. 6.750%, 3/19/20	1,160	1,372
First Tennessee Bank N.A. 5.650%, 4/1/16	1,210	1,318
Ford Motor Credit Co. LLC
6.625%, 8/15/17	255	298
8.125%, 1/15/20	650	835

	PAR VALUE		VALUE
Financials—(continued)
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	$900		$947
Genworth Financial, Inc. 7.625%, 9/24/21	370		408
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	970		900
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)	520		524
HBOS plc 144A 6.750%, 5/21/18(4)	115		124
HDTFS, Inc. 144A 5.875%, 10/15/20(4)	865		908
Highwoods Realty LP 3.625%, 1/15/23	1,040		1,017
HSBC Finance Corp. 6.676%, 1/15/21	500		593
Huntington Bancshares, Inc. 7.000%, 12/15/20	500		611
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, 12/31/49(3)(4)(9)	1,130		1,198
ING Bank NV 144A 5.000%, 6/9/21(4)	600		675
ING U.S., Inc. 144A 5.500%, 7/15/22(4)	1,050		1,138
International Lease Finance Corp. 6.250%, 5/15/19	1,399		1,497
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	1,085		1,111
Jefferies Group, Inc. 8.500%, 7/15/19	500		598
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	795		1,000
Kazkommerts Bank International BV
RegS 8.500%, 4/16/13(5)	500		503
RegS 8.000%, 11/3/15(5)	250		241
Korea Development Bank 3.500%, 8/22/17	1,300		1,390
Korea Finance Corp. 4.625%, 11/16/21	700		790
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(4)	425		425
Legg Mason, Inc. 144A 5.500%, 5/21/19(4)	200		215
Lincoln National Corp. 6.050%, 4/20/67(3)(10)	300		299
Linn Energy LLC ( Linn Energy Finance Corp.) 6.500%, 5/15/19	512		520
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	750		828
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	189		209
Macquarie Group Ltd. 144A 7.625%, 8/13/19(4)	500		588
Morgan Stanley
5.750%, 10/18/16	100		111
144A 10.090%, 5/3/17(4)	1,000	BRL	529
National Retail Properties, Inc. 5.500%, 7/15/21	600		683
Nordea Bank AB 144A 4.250%, 9/21/22(4)	1,360		1,399
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(11)	1,105		1,109
PKO Finance AB 144A 4.630%, 9/26/22(4)(11)	1,315		1,384
Progressive Corp. (The) 6.700%, 6/15/37(3)	1,200		1,296

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Prudential Financial, Inc. 5.875%, 9/15/42(3)	$2,155	$2,263
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	1,000	1,045
Regions Bank 7.500%, 5/15/18	750	907
Regions Financial Corp. 5.750%, 6/15/15	210	227
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(4)	1,000	1,117
Resona Bank Ltd. 144A 5.850%, 9/29/49(3)(4)(9)(10)	750	807
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 4.199%, 3/6/22(4)(11)	300	305
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20	750	870
7.648%, 8/29/49(3)(9)	550	561
Royal Bank of Scotland plc (The) 6.400%, 10/21/19(9)(10)	370	437
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(4)	380	421
144A 5.298%, 12/27/17(4)	515	552
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	800	804
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(11)	1,800	2,056
144A 5.125%, 10/29/22(4)(11)	990	1,009
Shinhan Bank 144A 4.375%, 7/27/17(4)	650	714
SLM Corp. 4.625%, 9/25/17	765	784
Societe Generale S.A. 144A 5.922%, 4/29/49(3)(4)(9)(10)(12)	650	598
Sovereign Bank 8.750%, 5/30/18	400	471
Spansion LLC 7.875%, 11/15/17	350	361
Springleaf Finance Corp. 5.400%, 12/1/15	750	712
SunTrust Bank, Inc. 5.400%, 4/1/20	250	271
Telecom Italia Capital SA 7.175%, 6/18/19	1,000	1,160
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	985	1,059
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	1,200	1,222
United Rentals North America, Inc. 144A 7.375%, 5/15/20(4)	900	992
UPCB Finance VI Ltd. VI 144A 6.875%, 1/15/22(4)	665	723
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(4)(11)	500	612
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(11)	1,225	1,324
Webster Financial Corp. 5.125%, 4/15/14	205	213

	PAR VALUE	VALUE
Financials—(continued)
Willis Group Holdings plc North America, Inc.
7.000%, 9/29/19	$500	$589
5.750%, 3/15/21	465	529
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	440	457
Zions Bancorp 4.500%, 3/27/17	710	742

		89,796

Health Care—1.6%
CFR International SpA 144A 5.125%, 12/6/22(4)	300	311
Community Health Systems, Inc. (CHS) 7.125%, 7/15/20	330	353
Davita, Inc. 5.750%, 8/15/22	945	1,001
HCA, Inc. 6.500%, 2/15/20	1,295	1,460
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	460	466
Symbion, Inc. 8.000%, 6/15/16	740	766
Tenet Healthcare Corp. 144A 4.750%, 6/1/20(4)	1,150	1,170
U.S. Oncology, Inc. 0.000%, 2/16/49(8)	300	0
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	466	485
VPI Escrow Corp. 144A 6.375%, 10/15/20(4)	920	991

		7,003

Industrials—7.7%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	600	615
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	843	904
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	577	594
99-1, A1 7.200%, 1/2/19	677	677
00-1. A 8.707%, 1/2/19	253	270
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	1,055	1,119
Bombardier, Inc. 144A 7.750%, 3/15/20(4)	1,115	1,271
Carpenter Technology Corp. 5.200%, 7/15/21	600	625
CDRT Holding Corp. PIK Capitalization Interest 144A 9.250%, 10/1/17(3)(4)	860	881
CHC Helicopter SA 9.250%, 10/15/20	725	767
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	281	301
97-4, A 6.900%, 1/2/18	452	492
99-1, A 6.545%, 2/2/19	780	851

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
00-1, A-1 8.048%, 11/1/20	$870	$985
01-A1 6.703%, 6/15/21	239	260
Deluxe Corp. 7.000%, 3/15/19	510	542
DP World Ltd. 144A 6.850%, 7/2/37(4)	400	469
Embraer SA 5.150%, 6/15/22	1,040	1,139
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(4)	475	464
Hexion U.S. Finance Corp. 6.625%, 4/15/20	220	225
Iron Mountain, Inc. 5.750%, 8/15/24	1,560	1,587
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	625	689
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(4)	600	645
Masco Corp. 5.950%, 3/15/22	1,560	1,728
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	693	734
02-1, G2 6.264%, 11/20/21	945	1,002
Owens Corning, Inc. 6.500%, 12/1/16	121	136
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	650	711
144A 8.375%, 6/15/19(4)	440	482
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	955	962
Spirit Aerosystems, Inc. 6.750%, 12/15/20	930	1,000
Steelcase, Inc. 6.375%, 2/15/21	675	719
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(4)	1,130	1,153
U.S. Airways Pass-Through-Trust
98-1B 7.350%, 1/30/18	999	1,012
99-1A 8.360%, 1/20/19	987	1,085
01-1G 7.076%, 3/20/21	1,923	2,000
11-1 A 7.125%, 10/22/23	684	770
12-1A 5.900%, 10/1/24	500	545
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	486	563
07-01A 6.636%, 7/2/22	694	746
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	750	879

		32,599

Information Technology—1.3%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	525	590
Digicel Ltd. 144A 8.250%, 9/1/17(4)	848	916
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	1,170	1,194

	PAR VALUE	VALUE
Information Technology—(continued)
EarthLink, Inc. 8.875%, 5/15/19	$225	$237
Fidelity National Financial, Inc. 6.600%, 5/15/17	750	845
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(4)	250	248
NCR Corp. 144A 4.625%, 2/15/21(4)	1,035	1,040
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	210	216
Tech Data Corp. 3.750%, 9/21/17	95	97

		5,383

Materials—5.0%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	1,480	1,543
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	635	693
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	763	832
Cascades, Inc. 7.875%, 1/15/20	1,100	1,177
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	976	1,096
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	455	465
Eurochem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(11)	550	566
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	650	695
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	250	291
Ineos Finance plc 144A 8.375%, 2/15/19(4)	705	762
JMC Steel Group 144A 8.250%, 3/15/18(4)	570	598
Methanex Corp. 3.250%, 12/15/19	910	914
Mexichem SAB de CV 144A 4.875%, 9/19/22(4)	485	523
NewMarket Corp. 144A 4.100%, 12/15/22(4)	1,174	1,196
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	1,160	1,218
Packaging Corp. of America 3.900%, 6/15/22	945	978
Pactiv LLC 8.125%, 6/15/17	1,645	1,649
PTT Global Chemical pcl 144A 4.250%, 9/19/22(4)	800	829
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	200	207
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)	970	963
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	230	250
Severstal OAO (Steel Capital SA)
144A 6.250%, 7/26/16(4)(11)	445	478
144A 6.700%, 10/25/17(4)(11)	425	467
United States Steel Corp. 7.500%, 3/15/22	860	909
Vale Overseas Ltd. 4.375%, 1/11/22	920	981

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	$775		$902

			21,182

Telecommunication Services—3.0%
America Movil SAB de CV Series 12 6.450%, 12/5/22	5,000	MXN	397
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	200		111
CenturyLink, Inc. Series T 5.800%, 3/15/22	750		794
Cincinnati Bell, Inc. 8.250%, 10/15/17	705		763
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	1,700		1,917
Digicel Group Ltd. 144A 8.250%, 9/30/20(4)	370		409
Frontier Communications Corp. 7.125%, 1/15/23	945		1,005
ITC Deltacom, Inc. 10.500%, 4/1/16	356		383
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	725		760
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(4)	820		874
Sprint Nextel Corp. 6.000%, 11/15/22	1,305		1,347
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	580		618
Telemar Norte Leste SA 144A 5.500%, 10/23/20(4)	305		317
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	565		586
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	850		895
Windstream Corp. 7.750%, 10/15/20	1,530		1,660

			12,836

Utilities—1.0%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	660		709
7.000%, 5/20/22	450		503
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)	900		967
Covanta Holding Corp. 6.375%, 10/1/22	1,065		1,161
Midwest Generation LLC Series B 8.560%, 1/2/16(6)	62		60
NRG Energy, Inc.
7.625%, 1/15/18	105		117
7.625%, 5/15/19	680		731
144A 6.625%, 3/15/23(4)	75		81

	PAR VALUE		VALUE
Utilities—(continued)
Texas Competitive Electric Holdings Co., LLC (Texas Competitive Electric Holdings Finance, Inc.) Series A 10.250%, 11/1/15	$200		$60

			4,389

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $215,822)			229,164

LOAN AGREEMENTS(3)—17.0%
Consumer Discretionary—4.3%
Advantage Sales & Marketing, Inc. Second Lien, 9.250%, 6/18/18	385		388
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	588		595
August Holding Co., Inc. (Schrader)
First Lien, US 6.250%, 4/27/18	323		328
First Lien, LUX 6.250%, 4/27/18	420		426
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	208		214
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 7.355%, 1/28/18	1,358		1,216
Cannery Casino Resorts LLC First Lien 6.000%, 10/2/18	495		497
Cengage Learning Acquisitions, Inc. 2.720%, 7/3/14	770		610
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	246		252
Clear Channel Communications, Inc. Tranche A, 3.612%, 7/30/14	235		229
Tranche B, 3.862%, 1/29/16	183		152
Cumulus Media Holdings, Inc.
0.000%, 9/17/18(13)	396		398
Second Lien, 7.500%, 9/16/19	500		516
EB Sports Corp. 11.500%, 12/31/15	625		625
Focus Brands, Inc. First Lien, 6.250%, 2/21/18	673		678
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	500		475
Gateway Casinos & Entertainment Ltd. Tranche B, 6.000%, 5/12/16	460	CAD	461
Granite Broadcasting Corp. Tranche B First Lien, 8.500%, 5/23/18	497		498
HD Supply, Inc. 7.250%, 10/12/17	1,025		1,055

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Hubbard Radio LLC Second Lien, 8.750%, 4/30/18	$600	$612
Kalispel Tribal Economic Authority 7.500%, 2/25/17	457	453
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	1,092	1,105
MGM Resorts International (MGM Mirage) Tranche B, 4.250%, 12/20/19	106	107
Michaels Stores, Inc. Tranche B-2, 4.813%, 7/31/16	509	515
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	310	310
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	806	789
Radio One, Inc. 7.500%, 3/31/16	220	224
Sequa Automotive Group 0.000%, 11/15/18(13)	610	607
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	748	759
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	319	321
SRAM LLC Second Lien, 8.500%, 12/7/18	229	233
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) 0.000%, 9/28/19(13)	570	574
TI Group Automotive Systems LLC 0.000%, 3/14/18(13)	816	824
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	380	386
Vertrue LLC (V2V Holdings LLC) First Lien, 9.250%, 8/16/14	125	41
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	693	632

		18,105

Consumer Staples—0.5%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	110	111
Second Lien, 5.750%, 10/10/17	655	668
Supervalu, Inc. 8.000%, 8/30/18	1,313	1,335

		2,114

Energy—0.8%
Chesapeake Energy Corp. 5.750%, 12/2/17	1,000	1,003
Frac Tech International LLC 8.500%, 5/6/16	1,106	923

	PAR VALUE	VALUE
Energy—(continued)
NGPL Pipeco LLC 6.750%, 9/15/17	$511	$524
Samson Investment Co. Second Lien, 6.000%, 9/25/18	734	743

		3,193

Financials—1.1%
Asurion LLC (Asurion Corp.) Second Lien, 9.000%, 5/24/19	178	184
iPayment, Inc. 0.000%, 5/8/17(13)	585	584
iStar Financial, Inc.
Tranche A-2 7.000%, 3/19/17	250	263
5.750%, 10/15/17	699	706
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	108	115
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	864	883
Ocwen Financial Corp. 7.000%, 9/1/16	100	101
RPI Finance Trust 4.000%, 11/9/18	842	853
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	420	418
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	635	639

		4,746

Health Care—2.0%
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	619	625
Ardent Health Services LLC 7.250%, 9/15/15	482	485
Ardent Medical Services, Inc.
0.000%, 11/2/18(13)	289	295
0.000%, 11/21/18(13)	347	351
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 10/26/17	341	342
Houghton International, Inc.
First Lien 0.000%, 7/30/19(13)	1,050	1,061
Second Lien, 10.500%, 12/17/20	630	625
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	158	154
Kinetic Concepts, Inc. Tranche C-1, 5.500%, 5/4/18	744	754
MModal, Inc. Tranche B, 6.750%, 8/16/19	1,097	1,059
MSO of Puerto Rico, Inc. 9.750%, 10/26/17	248	248
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	405	396

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.) Tranche B, 5.000%, 9/30/19	$874	$874
Pharmaceutical Research Associates, Inc. 0.000%, 12/10/17(13)	655	656
Smile Brands Group, Inc. Tranche B, 7.000%, 12/21/17	368	347
Surgery Center Holdings, Inc. 6.500%, 2/6/17	394	393

		8,665

Industrials—2.1%
ADS Waste Holdings, Inc. 5.250%, 10/9/19	504	511
Alliance Laundry Systems LLC
First Lien 0.000%, 12/10/18(13)	840	848
Second Lien, 5.500%, 12/10/19	114	116
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	112	111
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	642	648
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1 First Lien, 6.250%, 10/23/18	467	463
Brand Energy & Infrastructure Services, Inc. Tranche B-1 0.000%, 10/23/19(13)	395	390
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	509	517
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	285	287
CHG Buyer Corp.
First Lien, 5.000%, 11/19/19	603	605
Second Lien, 9.000%, 11/19/20	193	194
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	300	303
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.462%, 6/30/17	660	614
Husky Injection Molding System (Yukon Acquisition, Inc.) 5.750%, 7/2/18	557	566
McJunkin Red Man Corp. 6.250%, 11/8/19	705	711
Silver II Borrower S.C.A. (Silver US Holdings, LLC) 5.000%, 12/13/19	805	814
Zuffa LLC 7.500%, 6/19/15	1,342	1,352

		9,050

	PAR VALUE	VALUE
Information Technology—4.0%
Applied Systems, Inc. Second Lien, 9.500%, 6/8/17	$333	$335
Avaya, Inc.
Tranche B-1, 3.062%, 10/24/14	120	118
Tranche B-3, 4.812%, 10/26/17	483	427
Tranche B-5, 8.000%, 3/31/18	120	118
AVG Technologies N.V. 7.500%, 3/15/16	182	183
Blue Coat Systems, Inc. 5.750%, 2/15/18	1,034	1,042
CCC Information Services Group, Inc. 0.000%, 12/31/19(13)	528	532
Deltek, Inc.
First Lien, 6.000%, 10/10/18	780	787
Second Lien, 10.000%, 10/10/19	113	115
DynCorp International, Inc. 6.250%, 7/7/16	579	583
First Data Corp.
5.211%, 3/24/17	457	450
5.211%, 3/24/17	880	867
Freescale Semiconductor, Inc.
Tranche B-1, 4.464%, 12/1/16	739	725
Tranche B-2, 6.000%, 2/28/19	243	241
Go Daddy Operating Co. LLC Tranche B-1, 5.500%, 12/17/18	808	812
Infor (US), Inc. (Lawson Software, Inc.) Tranche B-2 5.250%, 4/5/18	1,244	1,257
IPC Systems, Inc. Tranche C First Lien, 7.750%, 7/31/17	1,052	1,031
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	766	771
Tranche B-3 6.500%, 8/7/17	209	210
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	626	633
Oberthur Technologies Finance SAS Tranche B-3, 6.250%, 11/30/18	721	716
RP Crown Parent LLC 0.000%, 12/14/17(13)	264	262
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 0.000%, 12/7/18(13)	546	551
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	246	206
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	523	531
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	207	203
Spansion LLC 5.250%, 12/13/18	328	331
SRA International, Inc. 6.500%, 7/20/18	490	465

10

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche D 4.500%, 1/31/20	$110	$111
Veyance Technologies, Inc. Second Lien, 5.964%, 7/31/15	850	824
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	395	395
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19	400	401
Second Lien, 9.250%, 10/25/20	407	408
Zayo Group LLC (Zayo Capital, Inc.) 5.250%, 7/2/19	541	549

		17,190

Materials—1.6%
AZ Chem US, Inc. 7.250%, 12/22/17	654	663
CPG International I, Inc. 5.750%, 9/21/19	311	314
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	1,586	1,575
Fortescue Metals Group Ltd. 5.250%, 10/18/17	327	331
General Chemical Corp. Tranche B, 5.000%, 10/6/15	299	301
Kronos, Inc.
First Lien, 5.500%, 10/30/19	190	193
Second Lien, 9.750%, 4/30/20	605	607
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	819	825
QS0001 Corp. (Tomkins Air) First Lien, 0.000%, 11/9/18(13)	289	292
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 8.000%, 8/2/17	1,020	997
United Central Industrial Supply Co. LLC (UCIS Acquisition) Tranche B, 7.500%, 10/12/18	820	791

		6,889

Telecommunication Services—0.5%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	479	489
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	67	68
Tranche B 2019, 5.250%, 8/1/19	244	247
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	527	527

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Univision Communications, Inc. First Lien, 4.462%, 3/31/17	$758	$747

		2,078

Utilities—0.1%
Texas Compeptitive Electric Holdings Co. LLC Extended, 7.167%, 10/10/17	375	251

TOTAL LOAN AGREEMENTS (Identified Cost $71,842)		72,281

	SHARES	VALUE
PREFERRED STOCK—1.7%
Financials—1.6%
Ally Financial, Inc. 144A 7.000%(4)	321	315
Ally Financial, Inc. Series A, 8.500%(3)	20,000	525
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	675	547
Banco do Brasil S.A. 144A 8.500%(3)(4)	600	729
Bank of America Corp. Series K, 8.000%(3)	375	415
Citigroup Capital XVII Series E 6.350%	44,460	1,113
General Electric Capital Corp. Series B 6.25%(3)	1,300	1,415
JPMorgan Chase & Co. Series 1 7.90%(3)	247	280
PNC Financial Services Group, Inc. Series K 8.250%(3)	350	356
U.S. Bancorp Series G 6.00%(3)	22,600	627
Zions Bancorp, Series C, ADR 9.500%	9	233

		6,555

Industrials—0.1%
Seaspan Corp. Series C, 9.50%	20	551

TOTAL PREFERRED STOCK (Identified Cost $6,436)		7,106

COMMON STOCKS—0.0%
Consumer Discretionary—0.0%
Mark IV Industries	446	11

Materials—0.0%
Catalyst Paper Corp.(2)	948	1

TOTAL COMMON STOCKS (Identified Cost $5)		12

11

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $399,382)		420,910	(14)

SHORT-TERM INVESTMENTS—1.5%
Money Market Mutual Funds—1.5%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	6,527,556	$6,528

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $6,528)		6,528

TOTAL INVESTMENTS —100.5% (Identified Cost $405,910)		427,438	(1)
Other assets and liabilities, net—(0.5)%		(2,050)

NET ASSETS—100.0%		$425,388

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $134,577 or 31.6% of net assets.

(5)	Regulation S Security. Security is offered and sold outside of the United States.
(6)	Security in default.
(7)	Illiquid security.
(8)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(9)	No contractual maturity date
(10)	Interest payments may be deferred.
(11)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(12)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(13)	This loan will settle after Deccember 31, 2012, at which time the Interest rate will be determined.
(14)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
ZAR	South African Rand

12

Virtus Multi-Sector Fixed Income Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	64%
Brazil	4
Canada	3
Luxembourg	3
Mexico	3
Ireland	2
Venezuela	2
Other	19

Total	100%

†	% of total investments as of December 31, 2012

13

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$17,808	$—	$17,808	$—
Corporate Bonds and Notes	229,164	—	229,164	—	(c)
Foreign Government Securities	45,829	—	45,829	—
Loan Agreements	72,281	—	72,240	41
Mortgage-Backed Securities	46,242	—	46,242	—
Municipal Bonds	904	—	904	—
U.S. Government Securities	1,564	—	1,564	—
Equity Securities:
Preferred Stock	7,106	1,411	5,695	—
Common Stocks	12	—	—	12
Short-Term Investments	6,528	6,528	—	—

Total Investments	$427,438	$7,939	$419,446	$53	(c)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Corporate Bonds and Notes	Loan Agreements	Common Stocks
Balance as of September 30, 2012:	$76	$13	$51	$12
Accrued discount/(premium)	—	—	—	—
Realized gain (loss)	(603)	(604)	1	—
Change in unrealized appreciation (depreciation)	592	592	1	(1)
Purchases	1	—	—	1
Sales(b)	(13)	(1)	(12)	—
Transfers into Level 3 (a)	—	—	—	—
Transfers from Level 3 (a)	—	—	—	—

Balance as of December 31, 2012	$53	$0 (c)	$41	$12

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security currently priced at $0.

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—1.3%
U.S. Treasury Note
0.250%, 4/30/14	$31,500		$31,513
0.875%, 12/31/16	12,715		12,886
0.625%, 12/31/17	40,000		40,050
2.000%, 11/15/21	5,000		5,184

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $89,327)			89,633

MUNICIPAL BONDS—0.2%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	7,100		7,433

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,850		3,451

TOTAL MUNICIPAL BONDS (Identified Cost $11,565)			10,884

FOREIGN GOVERNMENT SECURITIES—10.2%
Bolivarian Republic of Venezuela 8.500%, 10/8/14	20,840		21,424
RegS 5.750%, 2/26/16(5)	31,323		29,992
RegS 7.000%, 12/1/18(5)	8,350		7,828
Commonwealth of Australia Series 118, 6.500%, 5/15/13	49,590	AUD	52,196
Commonwealth of Canada 1.750%, 3/1/13	103,245	CAD	103,924
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	44,229	NZD	36,962
Federative Republic of Brazil
12.500%, 1/5/16	100,359	BRL	60,412
12.500%, 1/5/22	16,730	BRL	12,236
8.500%, 1/5/24	5,000	BRL	2,973
Kingdom of Norway Series 470, 6.500%, 5/15/13	277,652	NOK	50,805
Republic of Argentina Provincia de Neuquen 144A 7.875%, 4/26/21(4)	6,544		5,693
PIK Interest Capitalization 8.280%, 12/31/33	40,328		29,036
Republic of Colombia 12.000%, 10/22/15	9,935,000	COP	6,831
Republic of Indonesia Series FR-30, 10.750%, 5/15/16	40,550,000	IDR	4,998
Republic of Korea Series 1312, 3.000%, 12/10/13	18,000,000	KRW	16,847
Republic of Lithuania 144A 6.750%, 1/15/15(4)	10,600		11,649

	PAR VALUE		VALUE
Republic of Mongolia 144A 4.125%, 1/5/18(4)	$11,000		$10,918
Republic of Peru 144A 7.840%, 8/12/20(4)	50,140	PEN	24,757
Republic of Serbia 144A 5.250%, 11/21/17(4)	8,900		9,278
Republic of South Africa Series R206 7.500%, 1/15/14	310,470	ZAR	37,518
Republic of Turkey 9.000%, 3/5/14	87,260	TRY	50,504
Republic of Ukraine 144A 7.950%, 6/4/14(4)	12,350		12,566
Russian Federation 144A 3.250%, 4/4/17(4)	18,000		19,125
RegS 7.500%, 3/31/30(3)(5)	1,550		1,991
State of Qatar 144A 3.125%, 1/20/17(4)	12,000		12,642
United Mexican States Series M, 6.000%, 6/18/15	1,096,623	MXN	87,146

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $701,896)			720,251

MORTGAGE-BACKED SECURITIES—23.9%
Agency—3.0%
FHLMC 6.000%, 8/1/34	838		921
FNMA
5.500%, 1/1/17	155		166
6.000%, 5/1/17	51		55
5.500%, 8/1/17	13		13
4.500%, 4/1/18	312		337
5.000%, 10/1/19	933		1,016
5.500%, 2/1/20	255		276
5.500%, 3/1/20	224		242
5.500%, 3/1/20	25		27
5.500%, 3/1/20	187		202
5.500%, 3/1/20	547		592
5.500%, 4/1/20	433		470
5.000%, 6/1/20	1,117		1,213
4.000%, 8/1/25	30,209		32,357
3.000%, 6/1/27	1,902		2,010
2.500%, 9/1/27	28,122		29,428
6.000%, 12/1/32	100		111
5.500%, 2/1/33	203		223
5.500%, 5/1/34	920		1,006
6.000%, 8/1/34	610		681
6.000%, 10/1/34	401		446
6.000%, 10/1/34	599		666
5.500%, 11/1/34	1,022		1,118
5.500%, 11/1/34	675		739
6.000%, 11/1/34	1,052		1,170
5.500%, 12/1/34	519		568

1

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
5.500%, 1/1/35	$808	$884
6.000%, 1/1/37	1,029	1,127
6.000%, 1/1/37	954	1,044
5.500%, 7/1/37	10	11
6.000%, 7/1/37	254	278
6.000%, 12/1/37	1,143	1,251
6.000%, 4/1/38	759	831
5.500%, 9/1/38	882	958
5.500%, 12/1/38	697	757
4.500%, 4/1/40	22,483	24,364
5.000%, 7/1/40	4,704	5,120
5.000%, 7/1/40	7,106	7,721
5.000%, 8/1/40	28,190	31,400
4.000%, 10/1/40	360	387
4.000%, 2/1/41	7,915	8,493
4.000%, 3/1/41	10,984	11,790
4.500%, 5/1/41	12,786	13,880
4.000%, 9/1/41	11,111	11,926
3.500%, 4/1/42	15,528	16,602
GNMA
6.500%, 7/15/31	19	22
6.500%, 8/15/31	50	59
6.500%, 11/15/31	33	38
6.500%, 2/15/32	25	30
6.500%, 4/15/32	69	81
6.500%, 4/15/32	84	100

		215,207

Non-Agency—20.9%
JPMorgan Mortgage Trust 06-A4, 3A1 5.426%, 6/25/36(3)	8,351	7,153
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	1,721	1,704
American General Mortgage Loan Trust 09-1, A6, 144A 5.750%, 9/25/48(3)(4)	13,850	14,243
10-1A, A1, 144A 5.150%, 3/25/58(3)(4)	7,080	7,300
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(4)	12,078	12,973
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-3, AJ 4.767%, 7/10/43(3)	4,800	4,822
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33	5,513	5,797

	PAR VALUE	VALUE
Non-Agency—(continued)
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	$7,512	$7,691
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	5,067	5,195
05-1, 1A22 5.250%, 2/25/35	479	477
05-3, 2A2 5.500%, 3/25/35	1,825	1,854
05-3, 1A15 5.500%, 4/25/35	5,125	5,405
Bank of America (Merrill Lynch) - Deutsche Bank 12-OSI, A2FX 144A 3.352%, 4/13/29(4)	19,191	20,218
Bank of America (Merrill Lynch) Commercial Mortgage, Inc.
05-2, B 5.113%, 7/10/43(3)	10,916	11,598
05-6, AM 5.190%, 9/10/47(3)	1,630	1,800
Bank of America Funding Corp.
04-B, 2A1 5.440%, 11/20/34(3)	2,318	2,341
06-2, 3A1 6.000%, 3/25/36	5,027	5,129
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.409%, 8/15/17(3)(4)	5,600	5,719
Bayview Commercial Asset Trust
06-RR1, PE 5.000%, 11/25/36	3,125	3,233
08-1, A2A 144A 1.210%, 1/25/38(3)(4)	22,451	22,168
08-1, A3 144A 1.710%, 1/25/38(3)(4)	29,970	25,210
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 4.846%, 2/25/34(3)	15,653	15,971
04-10, 14A1 5.223%, 1/25/35(3)	3,510	3,576
05-4, 2AA1 144A 5.141%, 8/25/35(3)(4)	1,666	1,700
Bear Stearns Alternate Loan Trust 05-4, 24A1 2.980%, 5/25/35(3)	23,871	22,848
Bear Stearns Asset Backed Securities Trust 5.500%, 9/25/33(3)	4,741	4,898
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.573%, 4/12/38(3)	11,600	12,842
06-PW12, AM 5.751%, 9/11/38(3)	9,250	10,352
06-PW14, AM 5.243%, 12/11/38	10,000	11,205
05-PW10, AM 5.449%, 12/11/40(3)	14,200	15,654
04-PWR3, A4 4.715%, 2/11/41	7,015	7,229
06-PW13, AM 5.582%, 9/11/41(3)	3,272	3,654
04-PWR5, A5 4.978%, 7/11/42(3)	3,925	4,164
07-T28, A4 5.742%, 9/11/42(3)	3,360	4,006
07-PW18, A4 5.700%, 6/11/50	16,950	20,211
07-PW18, AM 6.084%, 6/11/50(3)	12,400	13,806

2

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Chase Mortgage Finance Corp. 07-A1, 1A1 2.993%, 2/25/37(3)	$4,702	$4,801
Citicorp Mortgage Securities, Inc.
07-1,A1 5.500%, 1/25/22	923	928
03-11, 2A10 5.500%, 12/25/33	3,048	3,078
04-4, A6 5.500%, 6/25/34	5,490	5,737
Citicorp Residential Mortgage Securities, Inc. 07-12, A6 6.265%, 6/25/37(3)	12,329	12,217
Citigroup—Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.219%, 7/15/44(3)	6,410	7,048
06-CD2, A4 5.304%, 1/15/46(3)	2,659	2,978
07-CD4, A4 5.322%, 12/11/49	8,480	9,726
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(3)	12,995	14,770
Commercial Mortgage Pass-Through-Certificates
11-THL, C,144A 5.163%, 7/3/28(4)	9,000	9,305
01-J2A, A2, 144A 6.096%, 7/16/34(4)	19	19
Countrywide Alternative Loan Trust 6.000%, 9/25/34	18,251	18,916
04-36CBC, 2A1 5.500%, 2/25/35	11,175	10,360
Countrywide Home Loan Mortgage Pass-Through-Trust
02-35, 1A2 5.000%, 2/25/18	2,103	2,150
03-4, 1A15 5.500%, 4/25/33	3,712	3,870
02-R2, 1M 144A 5.750%, 7/25/33(4)	1,120	940
03-28, A8 5.500%, 8/25/33	2,285	2,358
04-6, 1A2 2.990%, 5/25/34(3)	2,871	2,831
04-4, A6 5.500%, 5/25/34	1,961	2,041
05-22, 3A1 5.163%, 10/25/35(3)	16,795	13,942
Credit Suisse First Boston Mortgage Securities Corp.
04-8, 7A1 6.000%, 12/25/34	11,222	11,287
03-CPN1, C 4.763%, 3/15/35	7,964	7,975
05-11, 8A10 5.500%, 12/25/35	4,284	4,401
Credit Suisse Mortgage Capital Certificates 06-C1, A3 5.409%, 2/15/39(3)	6,695	6,861
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	11,500	12,510
First Horizon Asset Securities, Inc. 06-1, 1A8 6.000%, 5/25/36	2,301	2,320
GE Capital Commercial Mortgage Corp. 03-C1, C 4.975%, 1/10/38(3)	4,332	4,348

	PAR VALUE	VALUE
Non-Agency—(continued)
GMAC Commercial Mortgage Securities, Inc.
03-C1, D 4.283%, 5/10/36	$10,000	$10,077
04-C2, A3 5.134%, 8/10/38	867	893
04-C2, A4 5.301%, 8/10/38(3)	8,178	8,673
04-C3, A4 4.547%, 12/10/41	890	890
GMAC Mortgage Corp. Loan Trust
06-HLTV, A4 5.810%, 10/25/29	8,266	8,056
04-AR1, 12A 3.472%, 6/25/34(3)	11,248	11,596
05-AR1, 5A 5.278%, 3/18/35(3)	5,724	5,638
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(3)(4)	7,670	7,697
07-EOP, H, 144A 3.300%, 3/6/20(3)(4)	2,850	2,863
11-ALF, B, 144A 3.215%, 2/10/21(4)	8,000	8,114
05-5F, 2A8 5.500%, 6/25/35	6,255	6,322
07-GG10, A4 5.789%, 8/10/45(3)	8,670	9,993
Greenwich Capital Commercial Funding Corp. 04-GG1, A7 5.317%, 6/10/36(3)	7,803	8,132
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	4,854	4,936
05-AR4, 6A1 5.250%, 7/25/35(3)	11,292	11,205
07-1F, 2A2 5.500%, 1/25/37	1,107	1,115
Heller Financial Commercial Mortgage Asset 00-PH1, G, 144A 6.750%, 1/17/34(4)	2,925	3,008
Indymac Index Mortgage Loan Trust 05-AR1, 3A1 2.703%, 3/25/35(3)	2,180	2,022
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)	14,386	15,630
10-CNTR, A1, 144A 3.300%, 8/5/32(4)	13,515	14,474
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	4,550	5,031
04-C1, A3 4.719%, 1/15/38	5,565	5,736
06-CB17, AM 5.464%, 12/12/43	11,360	11,845
06-LDP7, A4 5.871%, 4/15/45(3)	24,197	27,843
06-LDP7, AM 5.871%, 4/15/45(3)	22,312	24,947
06-LDP9, A3 5.336%, 5/15/47	20,649	23,618
07-CB18, A3 5.447%, 6/12/47	3,809	3,939
07-LD12, A4 5.882%, 2/15/51(3)	8,029	9,468
JPMorgan Chase Mortgage Trust
03-A2, 3A1 2.365%, 11/25/33(3)	9,836	9,785
04-A4, 2A1 2.676%, 9/25/34	6,428	6,559
05-A1, 4A1 4.745%, 2/25/35(3)	1,662	1,684
05-A2, 4A1 5.059%, 4/25/35(3)	1,931	1,934
05-A4, 3A1 2.590%, 7/25/35(3)	10,881	10,784

3

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
06-A6, 3A3L 5.245%, 10/25/36(3)	$2,450	$2,185
Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(3)	10,536	11,199
06-C3, AM 5.712%, 3/15/39(3)	7,615	8,385
06-C6, A4 5.372%, 9/15/39	13,750	15,806
07-C2, A2 5.303%, 2/15/40	1,214	1,215
07-C2, A3 5.430%, 2/15/40	7,825	8,979
07-C6, A2 5.845%, 7/15/40	5,320	5,449
07-C7, A3 5.866%, 9/15/45(3)	14,742	17,571
MASTR Adjustable Rate Mortgages Trust 04-12,3A1 2.921%, 11/25/34(3)	3,752	3,767
MASTR Alternative Loans Trust
04-7, 4A1 4.500%, 7/25/19	8,477	8,773
04-6, 10A1 6.000%, 7/25/34	9,067	9,198
04-6, 7A1 6.000%, 7/25/34	9,457	9,648
05-2, 2A1 6.000%, 1/25/35	5,366	5,216
05-2, 1A1 6.500%, 3/25/35	14,584	14,114
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	1,356	1,411
05-1, 1A1 5.000%, 5/25/20	1,941	2,009
06-1, 1A2 5.750%, 5/25/36	1,743	1,747
Merrill Lynch Floating Trust 08-LAQA, A1 144A 0.751%, 7/9/21(3)(4)	12,389	12,328
Merrill Lynch Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(3)	10,000	11,487
Merrill Lynch Mortgage Trust
06-C1, AM 5.684%, 5/12/39(3)	7,520	8,433
04-KEY2, A3 4.615%, 8/12/39	12,250	12,556
Merrill Lynch/Countrywide Commercial Mortgage Trust
06-3, A4 5.414%, 7/12/46(3)	11,700	13,450
06-4, A3 5.172%, 12/12/49(3)	9,500	10,808
Morgan Stanley Capital I
04-HQ4, A6 4.830%, 4/14/40	3,143	3,162
06-T23, AM 5.818%, 8/12/41(3)	10,575	12,127
Morgan Stanley Capital I, Inc.
06-IQ12, A4 5.332%, 12/15/43	14,865	17,102
07-IQ14, A4 5.692%, 4/15/49(3)	16,825	19,532
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.498%, 2/25/34(3)	2,430	2,454
04-2AR, 4A 4.765%, 2/25/34(3)	3,884	3,969
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	20,790	20,796

	PAR VALUE	VALUE
Non-Agency—(continued)
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	$3,711	$3,904
04-R3, A1 144A 6.500%, 2/25/35(4)	5,958	6,184
Northstar Mortgage Trust 12-1 144A 1.410%, 8/25/29(3)	5,644	5,634
Opteum Mortgage Acceptance Corp. 06-1, 2APT 5.750%, 4/25/36(3)	2,931	2,876
ORES NPL LLC 144A 4.000%, 9/25/44(4)	12,710	12,755
Prudential Commercial Mortgage Trust 03-PWR1, D, 144A 4.775%, 2/11/36(4)	4,950	4,948
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	5,226	5,416
04-QS16, 1A5 5.500%, 12/25/34	811	789
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	4,400	4,594
04-SL1, A8 6.500%, 11/25/31	4,934	5,088
04-SL4, A3 6.500%, 7/25/32	2,404	2,487
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	3,479	3,617
05-S1, 1A2 5.500%, 2/25/35	2,750	2,812
06-S4, A2 6.000%, 4/25/36	1,665	1,543
RIAL 12-LT1A, A, 144A 4.750%, 2/15/25(4)	57	57
Royal Bank of Scotland Group plc - Greenwich Capital Holdings, Inc. Mortgage Loan Trust 05-RP1, 2A 144A 3.242%, 3/25/34(3)(4)	3,346	3,277
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)	5,386	5,394
Sierra Receivables Funding Co., LLC 07-2A, A1 144A 5.370%, 9/20/19(4)	1,418	1,455
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(4)	19,180	19,253
Springleaf Mortgage Loan Trust
11-1A, A1, 144A 4.050%, 9/25/41(3)(4)	7,360	7,577
12-3A, A 144A 1.570%, 12/25/59(3)(4)	5,394	5,425
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A4 2.824%, 4/25/34(3)	5,098	4,957
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(4)	15,337	14,937
02-AL1, A3 3.450%, 2/25/32	7,209	7,145
03-14, 3A1 5.508%, 5/25/33(3)	3,066	3,139
03-21, 2A2 5.250%, 8/25/33	4,038	4,130
04-21XS, 2A4A 4.900%, 12/25/34(3)	3,668	3,706

4

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.770%, 1/25/37(3)	$1,556	$1,534
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	10,240	11,748
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 5.921%, 7/15/17(3)	14,930	17,512
03-C8, 5 5.232%, 11/15/35(3)	5,500	5,674
04-C15, B 4.892%, 10/15/41	14,875	15,708
05-C20, AMFX 5.179%, 7/15/42(3)	6,000	6,572
06-C25, AM 5.736%, 5/15/43(3)	18,625	20,882
07-C30, A5 5.342%, 12/15/43	39,765	45,551
07-C31, A4 5.509%, 4/15/47	21,625	24,980
07-C32, A3 5.737%, 6/15/49(3)	14,977	17,451
07-C33, A5 5.921%, 2/15/51(3)	1,265	1,472
Washington Mutual Commercial Mortgage Securities Trust
06-SL1, A, 144A 5.287%, 11/23/43(3)(4)	13,143	12,939
07-SL3, A, 144A 5.933%, 3/23/45(3)(4)	3,846	3,884
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19	3,447	3,568
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	465	467
03-G, A1 4.100%, 6/25/33(3)	2,627	2,664
04-4, A9 5.500%, 5/25/34	4,271	4,408
04-Z, 2A1 2.623%, 12/25/34(3)	13,553	13,720
04-CC, A1 2.619%, 1/25/35(3)	5,544	5,531
05-12, 1A1 5.500%, 11/25/35	9,909	10,141
05-14, 2A1 5.500%, 12/25/35	7,262	7,707
06-6, 1A15 5.750%, 5/25/36	1,007	1,006
06-9, 1A15 6.000%, 8/25/36	443	444
07-16, 1A1 6.000%, 12/28/37	13,135	13,660
07-AR10, 2A1 6.173%, 1/25/38(3)	7,272	7,410
WFDB Commercial Mortgage Trust 11,BXR, B, 144A 4.786%, 7/5/16(4)	15,000	15,785

		1,476,763

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,597,148)		1,691,970

ASSET-BACKED SECURITIES—13.8%
1st Financial Bank USA
10-C, B, 144A 5.190%, 9/17/18(4)	6,000	6,086
10-D, C, 144A 5.920%, 6/17/19(4)	3,000	3,072

	PAR VALUE	VALUE
ABSC Long Beach Home Equity Loan Trust 00-LB1, M1F 8.240%, 3/21/29(3)	$3,151	$2,680
AmeriCredit Automobile Receivables Trust
11-3, C 2.860%, 1/9/17	23,000	23,834
11-1, D 4.260%, 2/8/17	11,119	11,826
11-5, D 5.050%, 12/8/17	5,010	5,418
12-1, C 2.670%, 1/8/18	4,625	4,756
12-3, C 2.420%, 5/8/18	16,750	17,374
12-3, D 3.030%, 7/9/18	11,562	11,830
12-4, D 2.680%, 10/9/18	6,700	6,769
11-3, E, 144A 5.760%, 12/10/18(4)	1,611	1,742
11-4, E, 144A 6.530%, 1/8/19(4)	3,950	4,300
11-5, E 6.760%, 3/8/19	8,400	9,258
12-3, E, 144A 4.460%, 11/8/19(4)	4,812	5,077
Ameriquest Mortgage Securities, Inc. 03-10, AF6 4.710%, 11/25/33(3)	3,472	3,538
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(3)	6,023	6,139
Avis Budget Rental Car Funding (AESOP) LLC
11-3A, A, 144A 3.410%, 11/20/17(4)	11,488	12,321
12-3A, A, 144A 2.100%, 3/20/19(4)	23,085	23,540
Bayview Financial Acquisition Trust
06-B, 1A2 5.800%, 4/28/36(3)	585	590
07-A, 1A2 6.205%, 5/28/37(3)	5,479	5,547
06-A, 1A2 5.483%, 2/28/41(3)	264	270
6.087%, 2/28/41(3)	15,978	17,224
Beacon Container Finance LLC 12-1A, A, 144A 3.720%, 9/20/27(4)	4,705	4,833
Bombardier Capital Mortgage Securitization Corp. 99-A, A3 5.980%, 1/15/18(3)	2,110	2,098
Bush Truck Leasing LLC 11-44, A, 144A 5.000%, 9/25/18(4)	2,305	2,298
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(4)	4,301	4,543
12-A, A 144A 2.660%, 12/2/27(4)	8,391	8,401
California Republic Auto Receivables Trust 12-1, B, 144A 1.760%, 1/16/18(4)	13,570	13,571
CarNow Auto Receivables Trust
12-1A, B, 144A 3.240%, 3/15/16(4)	2,150	2,153
12-1A, C, 144A 4.940%, 3/15/16(4)	3,750	3,759
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(4)	15,227	15,299
CIT Equipment Collateral 12-A1, B, 144A 4.120%, 10/21/19(4)	10,000	10,050

5

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
CIT Mortgage Loan Trust 10-VT1A, B 144A 1.460%, 10/25/37(3)(4)	$14,013	$13,542
Citicorp Residential Mortgage Securities, Inc.
07-1, A6 5.702%, 3/25/37(3)	4,914	4,998
07-2, A3 6.080%, 6/25/37(3)	10,522	10,520
07-2, A4 6.538%, 6/25/37(3)	7,000	6,760
CNH Equipment Trust
12-B, A4 1.160%, 6/15/20	10,000	10,099
12-B, B 1.780%, 6/15/20	4,000	4,042
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	438	464
01-3, A4 6.910%, 5/1/33(3)	15,208	15,947
Countrywide Asset-Backed Certificates
04-13, AF4 4.583%, 1/25/33(3)	1,989	1,987
04-10, AF6 4.485%, 12/25/34(3)	4,976	4,880
04-12, AF6 4.634%, 3/25/35(3)	2,374	2,322
Credit-Based Asset Servicing & Securitization LLC 05-CB6, A3 4.853%, 7/25/35(3)	1,294	1,102
Cronos Containers Program Ltd 12-2A, A 144A 3.810%, 9/18/27(4)	9,750	10,081
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	32,357	36,342
Drug Royalty Corp., Inc 12-1, A2 144A 4.474%, 1/15/25(4)	13,440	13,491
Drug Royalty Corp., Inc. 12-1, A2 144A 5.800%, 7/15/24(4)	5,777	5,982
DSC Floorplan Master Owner Trust 11-1, A, 144A 3.910%, 3/15/16(4)	8,500	8,669
DT Auto Owner Trust
10-1A, C, 144A 3.460%, 1/15/14(4)	270	270
11-2A, C, 144A 3.050%, 2/16/16(4)	5,825	5,827
12-1A, C, 144A 3.380%, 10/16/17(4)	9,975	10,003
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(4)	8,500	9,095
12-2A, C 144A 3.060%, 7/16/18(4)	4,050	4,112
12-2A, D 144A 5.060%, 6/17/19(4)	5,500	5,604
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(4)	9,781	9,987
Great America Leasing Receivables 09-1, B 144A 4.520%, 11/15/14(4)	3,000	3,027
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	17,859	17,946
Harley-Davidson Motorcycle Trust 09-4, B 3.190%, 9/15/14	2,531	2,532

	PAR VALUE	VALUE
10-1, C 2.590%, 4/15/18	$8,500	$8,682
Hertz Vehicle Financing LLC
09-2A, A1, 144A 4.260%, 3/25/14(4)	2,500	2,514
11-1A, A2 144A 3.290%, 3/25/18(4)	12,290	13,223
Home Equity Loan Trust 07-FRE1, 2AV1 0.340%, 4/25/37(3)	8,368	7,151
Huntington Auto Trust 12-2, R 0.000%, 5/15/19	111,111	4,549
Hyundai Auto Receivables Trust 12-B, C 1.950%, 10/15/18	10,000	10,202
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	4,946	4,976
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,515	1,577
JPMorgan Chase Funding Mortgage Loan Asset-Backed Certificates 04-1,1A4 4.111%, 8/25/30	20	21
Leaf II Receivables Funding LLC 12-1, D 144A 4.680%, 9/15/20(4)	5,859	5,771
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	6,965	7,357
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	8,223	8,030
Marriott Vacation Club Owner Trust
12-1A, A, 144A 2.510%, 5/20/30(4)	11,495	11,696
10-1A, A 144A 3.540%, 10/20/32(4)	1,153	1,195
10-1A, B 144A 4.520%, 10/20/32(4)	2,249	2,311
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(4)	49,460	49,563
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	16,611	17,472
MMCA Automobile Trust 11-A, B, 144A 2.720%, 10/17/16(4)	3,500	3,604
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	15,134	14,181
Orange Lake Timeshare Trust 12-AA, B, 144A 4.870%, 3/10/27(4)	922	948
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	11,579	11,045
Renaissance Home Equity Loan Trust 05-3, AF4 5.140%, 11/25/35(3)	5,405	4,156
Rental Car Finance Corp. 11-1A, B1, 144A 4.380%, 2/25/16(4)	4,000	4,192
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(3)	2,561	2,619
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(3)	6,661	6,663

6

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
07-HI1, A3 5.720%, 3/25/37	$22,995	$22,992
Residential Funding Mortgage Securities II, Inc. 07-HI1, A2 5.640%, 3/25/37	1	1
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	9,560	9,769
10-B, C 144A 3.020%, 10/17/16(4)	20,925	21,313
12-2, D 3.870%, 2/15/18	17,575	18,429
12-6, C 1.940%, 3/15/18	9,645	9,640
12-5, C 2.700%, 8/15/18	4,850	5,011
12-6, D 2.520%, 10/15/18	7,000	6,995
Sierra Receivables Funding Co. LLC 12-3A, A, 144A 1.870%, 8/20/29(4)	4,517	4,508
Sierra Receivables Funding Co., LLC
10-3A, B, 144A 4.440%, 11/20/25(4)	7,600	7,898
11-1A, B, 144A 4.230%, 4/20/26(4)	7,005	7,170
12-2A, B, 144A 3.420%, 3/20/29(4)	9,308	9,536
Silverleaf Finance LLC 12-D, A, 144A 3.000%, 3/17/25(4)	15,702	15,699
SLM Corp.
12-B, A2, 144A 3.480%, 10/15/30(4)	12,000	12,800
12-C, A2 144A 3.310%, 10/15/46(4)	11,700	12,409
SNAAC Auto Receivables Trust 12-1A, A, 144A 1.780%, 6/15/16(4)	2,356	2,366
Soundview Home Loan Trust 05-OPT4, 2A3 0.470%, 12/25/35(3)	26,240	25,406
Structured Asset Securities Corp.
03-AL2, A, 144A 3.357%, 1/25/31(4)	17,434	17,476
01-SB1, A2 3.375%, 8/25/31	3,488	3,442
SVO MOI Mortgage Corp. 10-AA, A ,144A 3.650%, 7/20/27(4)	4,385	4,464
SVO VOI Mortgage Corp. 12-AA, A, 144A 2.000%, 9/20/29(4)	11,036	11,034
TAL Advantage LLC 12-1A, A 144A 3.860%, 5/20/27(4)	11,300	11,665
Terwin Mortgage Trust 04-15AL, A1 144A 5.797%, 7/25/34(3)(4)	7,716	7,365
Tidewater Auto Receivables Trust 12-AA, B, 144A 2.430%, 4/15/19(4)	7,488	7,478
Trinity Rail Leasing LP 03-1A, A, 144A 5.640%, 10/12/26(4)	2,462	2,785
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	7,397	7,891
U-Haul S Fleet LLC 10-BT1A, 1, 144A 4.899%, 10/25/23(4)	27,218	29,545

	PAR VALUE		VALUE
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	$1,421		$1,431
World Omni Automobile Lease Securitization Trust 12-A, A3 0.930%, 11/16/15	5,700		5,736

TOTAL ASSET-BACKED SECURITIES (Identified Cost $954,433)			975,779

CORPORATE BONDS AND NOTES—35.2%
Consumer Discretionary—2.0%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	14,225	BRL	7,455
Boyd Gaming Corp. 9.125%, 12/1/18	2,425		2,486
CBS Corp. 1.950%, 7/1/17	10,025		10,210
CCO Holdings LLC (CCO Holdings Capital Corp.) 7.375%, 6/1/20	6,700		7,470
Daimler Finance North America LLC 144A 2.625%, 9/15/16(4)	11,000		11,426
Dana Holding Corp. 6.500%, 2/15/19	3,973		4,261
DISH DBS Corp. 4.625%, 7/15/17	11,530		12,078
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	2,935		3,353
Hyatt Hotels Corp. 3.875%, 8/15/16	7,000		7,452
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(4)	6,000		6,393
International Game Technology 7.500%, 6/15/19	1,115		1,319
Lotte Shopping Co. Ltd. 144A 3.375%, 5/9/17(4)	14,095		14,621
MGM Resorts International
7.500%, 6/1/16	6,000		6,465
144A 6.750%, 10/1/20(4)	6,500		6,654
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	9,665		9,882
Ono Finance II plc 144A 10.875%, 7/15/19(4)	1,035		994
Penn National Gaming, Inc. 8.750%, 8/15/19	6,615		7,574
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	4,135		3,825
QVC, Inc. 144A 7.125%, 4/15/17(4)	4,550		4,771
144A 7.500%, 10/1/19(4)	8,740		9,641
Wyndham Worldwide Corp.
6.000%, 12/1/16	133		150
5.750%, 2/1/18	1,660		1,855

			140,335

Consumer Staples—0.1%
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	5,850		6,596

7

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—4.2%
Afren plc 144A 11.500%, 2/1/16(4)	$4,790	$5,580
Anadarko Petroleum Corp.
6.375%, 9/15/17	12,050	14,389
8.700%, 3/15/19	2,925	3,944
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	7,271	7,889
Chesapeake Energy Corp. 6.775%, 3/15/19	5,545	5,559
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	2,334	2,439
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.875%, 5/1/19	4,000	4,360
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	4,529	4,755
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,754
Gazprom OAO (Gaz Capital SA)
144A 4.950%, 5/23/16(4)(6)	5,000	5,369
144A 6.212%, 11/22/16(4)	10,405	11,654
144A 8.146%, 4/11/18(4)	2,880	3,552
144A 6.510%, 3/7/22(4)(6)	3,235	3,858
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(4)	9,250	9,736
KazMunayGas National Co. 144A 8.375%, 7/2/13(4)	6,900	7,124
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	2,545	3,204
Korea National Oil Corp.
144A 5.375%, 7/30/14(4)	4,345	4,616
144A 2.875%, 11/9/15(4)	5,000	5,212
Lukoil International Finance BV 144A 6.375%, 11/5/14(4)	4,900	5,292
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(4)	7,500	7,923
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	2,985	3,268
National JSC Naftogaz of Ukraine 9.500%, 9/30/14	2,900	2,991
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	8,000	7,240
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	5,715	5,974
Parker Drilling Co. 9.125%, 4/1/18	9,382	10,062
Petrobras International Finance Co.
3.875%, 1/27/16	12,430	13,111
3.500%, 2/6/17	2,000	2,097
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14	16,540	15,854
RegS 8.500%, 11/2/17(5)	69,925	69,226

	PAR VALUE	VALUE
Energy—(continued)
Plains Exploration & Production Co. 6.500%, 11/15/20	$13,200	$14,685
Pride International, Inc. 8.500%, 6/15/19	4,065	5,359
Quicksilver Resources, Inc. 7.125%, 4/1/16	3,190	2,568
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	13,235	15,319
Venoco, Inc. 8.875%, 2/15/19	5,675	5,349
Weatherford International Ltd. 9.625%, 3/1/19	4,110	5,358

		297,670

Financials—17.0%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	11,599	12,035
ABN Amro Bank N.V.
144A 3.000%, 1/31/14(4)	9,000	9,172
144A 4.250%, 2/2/17(4)	4,425	4,826
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	5,290	5,549
Air Lease Corp. 5.625%, 4/1/17	12,995	13,840
Akbank TAS
144A 5.125%, 7/22/15(4)	8,900	9,434
144A 3.875%, 10/24/17(4)	6,150	6,324
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(6)	19,275	21,588
Allstate Corp. 6.125%, 5/15/37(3)	4,730	4,919
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	8,150	8,435
American International Group, Inc.
2.375%, 8/24/15	5,825	5,994
4.875%, 9/15/16	8,850	9,896
Anglo American Capital plc 144A 9.375%, 4/8/19(4)	1,950	2,534
Associated Banc Corp. 5.125%, 3/28/16	4,590	5,037
Assurant, Inc. 5.625%, 2/15/14	4,060	4,236
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 4.875%, 11/15/17(4)	13,470	13,739
Banco Bilbao Vizcaya Argentaria Bancomer SA
3.250%, 5/16/14	4,000	4,004
144A 4.500%, 3/10/16(4)	5,000	5,313
Banco Bradesco SA
144A 4.125%, 5/16/16(4)	7,000	7,381
144A 4.500%, 1/12/17(4)	13,000	13,845
Banco Continental SA Via Continental Senior Trustees II Cayman Ltd. 144A 5.750%, 1/18/17(4)(6)	10,000	10,950

8

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	$14,800	$15,614
Banco de Credito e Inversiones 144A 3.000%, 9/13/17(4)	3,775	3,846
Banco Santander Chile SA 144A 3.750%, 9/22/15(4)	5,575	5,854
Banco Santander SA
144A 4.500%, 4/6/15(4)	7,500	7,762
144A 4.625%, 2/13/17(4)	6,000	6,345
Banco Votorantim SA 144A 5.250%, 2/11/16(4)	10,500	11,051
Bangkok Bank Plc 144A 2.750%, 3/27/18(4)	16,550	16,732
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	5,810	5,897
Barclays Bank plc 5.200%, 7/10/14	1,610	1,713
144A 6.050%, 12/4/17(4)	13,130	14,522
144A 5.926%, 9/29/49(3)(4)(7)(8)	3,773	3,688
Bear Stearns Cos., Inc. LLC (The) 7.250%, 2/1/18	4,365	5,468
BioMed Realty LP 3.850%, 4/15/16	9,375	9,885
Capital One Financial Corp. 6.150%, 9/1/16	5,364	6,135
Chubb Corp. (The) 6.375%, 3/29/67(3)	8,205	8,943
CIT Group, Inc. 4.250%, 8/15/17	12,050	12,461
Citigroup, Inc.
4.875%, 5/7/15	12,075	12,836
0.581%, 6/9/16(3)	3,400	3,213
5.500%, 2/15/17	3,635	4,028
CNA Financial Corp. 5.850%, 12/15/14	7,575	8,224
Comerica Bank
5.700%, 6/1/14	1,900	2,026
4.800%, 5/1/15	1,828	1,975
5.750%, 11/21/16	5,940	6,871
Corporacion Andina de Fomento
5.200%, 5/21/13	1,000	1,015
3.750%, 1/15/16	10,000	10,551
Countrywide Financial Corp. 6.250%, 5/15/16	12,000	13,169
Danske Bank A/S 144A 3.875%, 4/14/16(4)	8,000	8,472
Deutsche Bank Financial LLC 5.375%, 3/2/15	2,933	3,106
Discover Bank 8.700%, 11/18/19	1,750	2,276
DNB Bank ASA 144A 3.200%, 4/3/17(4)	24,700	26,299
E*TRADE Financial Corp. 6.375%, 11/15/19	10,155	10,460
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,487
Fifth Third Bank 4.750%, 2/1/15	750	804
First Tennessee Bank N.A. 5.650%, 4/1/16	15,664	17,062
Ford Motor Credit Co. LLC 4.207%, 4/15/16	10,000	10,664

	PAR VALUE	VALUE
Financials—(continued)
General Electric Capital Corp.
1.600%, 11/20/17	$10,000	$10,003
0.693%, 5/5/26(3)	8,000	6,924
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	17,940	18,877
Genworth Financial, Inc. 7.625%, 9/24/21	4,375	4,824
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	10,345	9,595
Goldman Sachs Group, Inc. (The)
5.350%, 1/15/16	3,225	3,564
5.625%, 1/15/17	2,800	3,071
7.500%, 2/15/19	2,451	3,082
Hana Bank
144A 4.500%, 10/30/15(4)	11,000	11,909
144A 3.500%, 10/25/17(4)	5,535	5,855
HBOS plc 144A 6.750%, 5/21/18(4)	685	737
HCP, Inc.
3.750%, 2/1/16	8,000	8,489
3.750%, 2/1/19	4,940	5,210
HDTFS, Inc. 144A 5.875%, 10/15/20(4)	9,420	9,891
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	9,551
4.125%, 4/1/19	4,100	4,407
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,429
HSBC USA, Inc. 1.625%, 1/16/18	12,910	12,917
Huntington Bancshares, Inc. 7.000%, 12/15/20	1,025	1,253
Huntington National Bank (The) 4.900%, 1/15/14	1,400	1,441
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, 5/29/49(3)(4)(7)(8)	13,210	14,003
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(4)	4,975	5,463
144A 3.750%, 4/6/16(4)	500	528
144A 4.375%, 7/27/16(4)	1,500	1,613
144A 3.500%, 9/13/17(4)	8,000	8,445
144A 2.125%, 10/2/17(4)	2,940	2,960
ICICI Bank RegS 4.700%, 2/21/18(5)	13,000	13,649
ING Bank NV
144A 2.375%, 6/9/14(4)	5,000	5,065
144A 4.000%, 3/15/16(4)	9,000	9,576
International Lease Finance Corp. 5.650%, 6/1/14	5,820	6,086
Jefferies Group, Inc. 5.125%, 4/13/18	6,541	6,868
JPMorgan Chase & Co. 6.125%, 6/27/17	3,550	4,146
Kazkommerts Bank International BV

9

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
144A 7.875%, 4/7/14(4)	$4,135		$4,158
RegS 8.000%, 11/3/15(5)	1,000		965
KeyBank N.A.
5.800%, 7/1/14	1,450		1,553
7.413%, 5/6/15	3,000		3,375
4.950%, 9/15/15	1,295		1,411
KeyCorp 6.500%, 5/14/13	2,925		2,988
Korea Development Bank
4.375%, 8/10/15	2,525		2,726
3.875%, 5/4/17	7,000		7,565
3.500%, 8/22/17	9,750		10,428
Legg Mason, Inc. 144A 6.000%, 5/21/19(4)	2,080		2,241
Lincoln National Corp.
8.750%, 7/1/19	2,340		3,127
6.050%, 4/20/67(3)(8)	2,885		2,874
Macquarie Bank Ltd. 144A 3.450%, 7/27/15(4)	7,920		8,235
Manufacturers & Traders Trust Co. 5.629%, 12/1/21(3)	5,000		5,142
Mercantile Bankshares Corp. Series B, 4.625%, 4/15/13	4,708		4,762
MetLife, Inc. 6.750%, 6/1/16	910		1,077
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(4)	13,770		14,056
Morgan Stanley
6.000%, 5/13/14	1,970		2,086
3.800%, 4/29/16	5,850		6,140
5.750%, 10/18/16	3,455		3,829
144A 10.090%, 5/3/17(4)	10,525	BRL	5,564
Nationwide Health Properties, Inc. 6.250%, 2/1/13	4,825		4,845
Nordea Bank AB 144A 2.125%, 1/14/14(4)	5,000		5,048
ORIX Corp. 5.000%, 1/12/16	5,228		5,661
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,613
Progressive Corp. (The) 6.700%, 6/15/37(3)	2,740		2,959
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		5,228
8.875%, 6/15/38(3)(8)	11,200		13,608
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	7,925		8,282
Regions Bank 7.500%, 5/15/18	12,001		14,506
Regions Financial Corp. 5.750%, 6/15/15	2,535		2,741
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
7.875%, 8/15/19	2,500		2,794
144A 5.750%, 10/15/20(4)	12,945		13,398

	PAR VALUE	VALUE
Financials—(continued)
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 3.149%, 3/6/17(4)(6)	$10,800	$10,962
Royal Bank of Scotland plc (The) Series 2
3.400%, 8/23/13	7,000	7,104
4.875%, 3/16/15	3,230	3,469
3.950%, 9/21/15	3,860	4,098
6.400%, 10/21/19	3,130	3,696
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(4)	2,905	3,217
144A 5.298%, 12/27/17(4)	18,055	19,364
Ryder System, Inc. 2.500%, 3/1/17	11,980	12,178
Santander Holdings USA, Inc. 3.000%, 9/24/15	980	998
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	8,100	8,137
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(4)(6)	26,100	28,155
144A 5.125%, 10/29/22(4)(6)	9,170	9,342
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	7,126
Shinhan Bank 144A 4.375%, 7/27/17(4)	11,700	12,851
SLM Corp. 4.625%, 9/25/17	17,805	18,241
Societe Generale S.A.
144A 3.100%, 9/14/15(4)	2,900	2,995
144A 3.500%, 1/15/16(4)	6,895	7,173
144A 5.922%, 4/29/49(3)(4)(7)(8)	6,800	6,254
Sovereign Bank 5.125%, 3/15/13	7,000	7,000
Spansion LLC 7.875%, 11/15/17	2,955	3,044
State Street Corp. 4.956%, 3/15/18(8)	5,000	5,661
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,818
5.450%, 12/1/17	3,750	4,235
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,608
Telecom Italia Capital SA
6.175%, 6/18/14	4,900	5,165
7.175%, 6/18/19	2,395	2,779
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(4)	7,000	7,219
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	16,700	17,009
Turkiye Vakiflar Bankasi Tao 144A 5.750%, 4/24/17(4)	14,000	15,155
United Rentals Financing Escrow Corp. 144A 5.750%, 7/15/18(4)	7,895	8,546
Unum Group 7.125%, 9/30/16	6,620	7,797

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Ventas Realty LP (Ventas Capital Corp.)
2.000%, 2/15/18	$2,000	$2,001
4.000%, 4/30/19	8,030	8,625
Vnesheconombank (VEB Finance plc)
144A 5.375%, 2/13/17(4)	12,915	14,142
144A 5.450%, 11/22/17(4)(6)	3,500	3,894
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(4)	6,000	6,441
144A 6.000%, 4/12/17(4)(6)	12,445	13,453
Wachovia Bank NA 5.000%, 8/15/15	2,600	2,840
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,596
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,630
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,398
Zions Bancorp
5.650%, 5/15/14	1,775	1,827
7.750%, 9/23/14	6,194	6,765
4.500%, 3/27/17	8,120	8,481

		1,204,410

Health Care—1.0%
Community Health Systems, Inc. (CHS)
5.125%, 8/15/18	9,320	9,739
7.125%, 7/15/20	3,185	3,404
Express Scripts Holding Co. 144A 3.500%, 11/15/16(4)	10,000	10,689
HCA, Inc. 6.500%, 2/15/20	18,765	21,158
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	3,810	3,858
Symbion, Inc. 8.000%, 6/15/16	6,517	6,745
Tenet Healthcare Corp. 144A 4.750%, 6/1/20(4)	9,275	9,437
U.S. Oncology, Inc. 0.000%, 2/16/49(9)	1,263	—
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	3,212	3,340

		68,370

Industrials—5.4%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	7,416	7,601
Aircastle Ltd. 144A 6.250%, 12/1/19(4)	10,400	10,894
America West Airlines, Inc. Pass-Through-Trust 98-1A, 6.870%, 1/2/17	2,220	2,320
Series 99-1, G 7.930%, 1/2/19	9,860	10,574
Series 00-1, G 8.057%, 7/2/20	9,744	10,450
American Honda Finance Corp. 144A 6.700%, 10/1/13(4)	4,850	5,070

	PAR VALUE	VALUE
Industrials—(continued)
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	$10,058	$10,360
99-1, A1 7.200%, 1/2/19	2,184	2,184
00-1. A 8.707%, 1/2/19	3,178	3,393
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)	10,468	11,096
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	5,439	5,826
97-4, A 6.900%, 1/2/18	5,604	6,095
99-1, A 6.545%, 2/2/19	11,029	12,021
00-1, A-1 8.048%, 11/1/20	7,613	8,621
01-A1 6.703%, 6/15/21	13,467	14,645
Delta Air Lines Pass-Through-Trust
11-1, A 5.300%, 4/15/19	15,293	16,861
09-1, A 7.750%, 12/17/19	522	597
12-1A, 1A 4.750%, 5/7/20	24,440	26,151
Deluxe Corp. 7.000%, 3/15/19	4,970	5,281
Hexion U.S. Finance Corp. 6.625%, 4/15/20	2,480	2,536
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	8,570	9,448
Northwest Airlines Pass-Through-Trust
01-1, B 7.691%, 4/1/17	11,823	12,532
02-1, G2 6.264%, 11/20/21	19,018	20,160
Owens Corning, Inc. 6.500%, 12/1/16	2,262	2,541
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	12,830	14,033
144A 8.375%, 6/15/19(4)	7,770	8,518
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	2,845	2,866
Spirit Aerosystems, Inc. 7.500%, 10/1/17	6,330	6,805
Toledo Edison Co. (The) 7.250%, 5/1/20	1,360	1,727
Transnet SOC Ltd. 144A 4.500%, 2/10/16(4)	9,000	9,566
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	5,108	5,364
98-1B 7.350%, 1/30/18	13,718	13,890
99-1A 8.360%, 1/20/19	6,685	7,354
01-1G 7.076%, 3/20/21	26,301	27,353
11-1 A 7.125%, 10/22/23	7,845	8,826
12-1A 5.900%, 10/1/24	11,500	12,535
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	28,771	33,302
07-01A 6.636%, 7/2/22	11,752	12,633

		382,029

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—0.7%
Digicel Ltd. 144A 8.250%, 9/1/17(4)	$7,886	$8,517
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	16,972
EarthLink, Inc. 8.875%, 5/15/19	5,100	5,368
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,297
MDC-GMTN B.V. 144A 3.750%, 4/20/16(4)	4,000	4,210
Tech Data Corp. 3.750%, 9/21/17	790	810
Xerox Corp. 4.250%, 2/15/15	4,000	4,206

		47,380

Materials—2.1%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	9,211
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	8,145	8,888
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	7,491	8,165
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	9,754	10,949
CRH America, Inc.
4.125%, 1/15/16	4,000	4,164
8.125%, 7/15/18	4,770	5,758
Eurochem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(6)	11,920	12,278
FMG Resources Property Ltd.
144A 6.000%, 4/1/17(4)	2,485	2,547
144A 8.250%, 11/1/19(4)	8,600	9,202
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	1,950	2,267
International Paper Co. 9.375%, 5/15/19	5,330	7,263
JMC Steel Group 144A 8.250%, 3/15/18(4)	6,030	6,332
Libbey Glass, Inc. 6.875%, 5/15/20	8,135	8,786
Methanex Corp. 3.250%, 12/15/19	10,800	10,853
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	16,010	16,811
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	2,355	2,555
Severstal OAO (Steel Capital SA)
144A 6.250%, 7/26/16(4)(6)	6,665	7,156
144A 6.700%, 10/25/17(4)(6)	5,975	6,573
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(4)	10,000	10,366

		150,124

Telecommunication Services—1.8%
America Movil SAB de CV 2.375%, 9/8/16	11,000	11,430
Axtel SAB de CV 144A 9.000%, 9/22/19(4)	750	416
CenturyLink, Inc. 6.000%, 4/1/17	10,050	11,127
Crown Castle Towers LLC

	PAR VALUE	VALUE
Telecommunication Services—(continued)
144A 4.523%, 1/15/15(4)	$4,925	$5,192
144A 3.214%, 8/15/15(4)	4,950	5,161
144A 5.495%, 1/15/17(4)	5,915	6,746
France Telecom SA 2.750%, 9/14/16	1,000	1,049
Frontier Communications Corp. 7.125%, 3/15/19	12,200	13,328
GTP Acquisition Partners I LLC 144A 4.347%, 6/15/16(4)	3,000	3,179
SBA Tower Trust
144A 3.970%, 4/15/15(4)	13,535	14,220
144A 2.933%, 12/15/17(4)	13,275	13,811
Sprint Nextel Corp. 6.000%, 12/1/16	14,550	15,896
Telefonica Emisiones SAU 6.421%, 6/20/16	7,500	8,299
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(4)	6,425	6,762
Windstream Corp. 7.750%, 10/15/20	12,125	13,156

		129,772

Utilities—0.9%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	13,930	14,069
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	5,670	6,095
6.750%, 5/20/20	4,000	4,410
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	10,875	12,370
Enel Finance International N.V. 144A 3.875%, 10/7/14(4)	2,000	2,059
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)	3,420	3,640
Korea Gas Corp. 144A 6.000%, 7/15/14(4)	2,000	2,141
Korea Hydro & Nuclear Power Co., Ltd. 144A 3.125%, 9/16/15(4)	1,000	1,044
Midwest Generation LLC Series B 8.560%, 1/2/16(10)	810	786
NRG Energy, Inc.
7.625%, 1/15/18	1,485	1,656
8.500%, 6/15/19	6,050	6,685
PPL WEM Holdings plc 144A 3.900%, 5/1/16(4)	5,495	5,785
TransAlta Corp. 4.750%, 1/15/15	2,220	2,353

		63,093

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,353,052)		2,489,779

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
LOAN AGREEMENTS(3)—14.2%
Consumer Discretionary—3.3%
Acosta, Inc. Tranche D, 5.000%, 3/2/18	$7,980		$8,068
Advantage Sales & Marketing, Inc. First Lien, 5.250%, 12/18/17	711		717
Allison Transmission, Inc. Tranche B-3 4.250%, 8/23/19	7,735		7,812
Boyd Gaming Corp. 6.000%, 12/17/15	4,750		4,809
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	5,951		6,046
Tranche B-6, 5.460%, 1/28/18	10,226		9,156
Cengage Learning Acquisitions, Inc. 2.720%, 7/3/14	6,868		5,446
Charter Communications Operating LLC
Tranche C, 3.470%, 9/6/16	2,174		2,187
Tranche D, 4.000%, 5/15/19	4,963		5,014
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	8,274		8,461
Cogeco Cable (Atlantic Broadband Sub) 0.000%, 12/2/19(12)	4,090		4,135
Cumulus Media Holdings, Inc. 0.000%, 9/17/18(12)	9,892		9,946
Entercom Radio LLC Tranche B, 6.250%, 11/23/18	5,838		5,895
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) First Lien, 6.500%, 7/29/17	4,923		4,929
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	3,205	CAD	3,214
Getty Images, Inc. 0.000%, 10/18/19(12)	6,400		6,417
HD Supply, Inc. 7.250%, 10/12/17	11,811		12,158
Hubbard Radio LLC First Lien, 5.250%, 4/28/17	3,327		3,366
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	10,803		10,938
MedAssets, Inc. Tranche B 4.000%, 12/13/19	769		771
MGM Resorts International (MGM Mirage) Tranche B, 4.250%, 12/20/19	1,809		1,830
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.) Tranche B, 5.500%, 6/29/18	7,333		7,439
Neiman Marcus Group, Inc. (The) 4.750%, 5/16/18	5,402		5,417
Nielsen Finance LLC
Tranche A, 2.213%, 8/9/13	288		289
Tranche B, 3.963%, 5/2/16	3,266		3,285

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	$1,066	$1,066
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	12,206	12,262
Pilot Travel Centers LLC
Refinancing Tranche B, 3.750%, 3/30/18	3,183	3,207
First Amendment Tranche B, 4.250%, 8/7/19	417	420
PVH Corp. 0.000%, 12/31/19(12)	3,395	3,419
Radio One, Inc. 7.500%, 3/31/16	1,894	1,927
Riverbed Technology, Inc. 0.000%, 12/18/19(12)	4,350	4,399
ServiceMaster Co. (The) Tranche B, 4.460%, 1/31/17	4,232	4,251
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	5,126	5,203
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,254	2,274
SRAM LLC First Lien, 4.750%, 6/7/18	2,249	2,255
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) 0.000%, 9/28/19(12)	5,578	5,625
TCW Group 0.000%, 12/31/19(12)	4,631	4,643
TI Group Automotive Systems LLC 6.750%, 3/14/18	5,947	6,007
Toys “R” Us, Inc. 6.000%, 9/1/16	8,988	8,722
Tribune Co. 0.000%, 7/30/19(12)	4,613	4,610
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	8,886	8,097
VWR Funding, Inc. 4.462%, 4/3/17	3,194	3,211
WideOpenWest Finance LLC (WideOpenWest Capital Corp.) 6.250%, 7/17/18	9,154	9,272
WMG Acqusition Corp. 5.250%, 11/1/18	5,160	5,233

		233,848

Consumer Staples—0.4%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	213	216
American Rock Salt Co. LLC 5.500%, 4/25/17	10,759	10,649
Pinnacle Foods Finance LLC
Tranche E, 4.750%, 10/17/18	2,174	2,195
Tranche F, 4.750%, 10/17/18	7,084	7,162
Reynolds Group Holdings, Inc. 4.750%, 9/28/18	6,131	6,210

		26,432

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—0.9%
Buffalo Gulf Coast Terminals 5.250%, 10/31/17	$3,291	$3,345
Chesapeake Energy Corp. 5.750%, 12/2/17	13,270	13,309
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	1,897	1,926
EP Energy LLC (Everest Acquisition LLC)
Tranche B-1, 5.000%, 5/24/18	6,150	6,205
Tranche B-2, 4.500%, 4/30/19	2,047	2,057
Frac Tech International LLC 8.500%, 5/6/16	11,340	9,464
Gibson Energy ULC Tranche B, 4.750%, 6/15/18	3,828	3,889
Helix Energy Solutions Group, Inc. Extended, 3.710%, 7/1/16	9,225	9,237
NGPL Pipeco LLC 6.750%, 9/15/17	6,335	6,498
Plains Exploration & Production Co. 4.000%, 11/30/19	2,834	2,833
Samson Investment Co. Second Lien, 6.000%, 9/25/18	8,366	8,467

		67,230

Financials—1.4%
Alitsource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	10,000	10,088
Asurion LLC (Asurion Corp.) First Lien, 5.500%, 5/24/18	8,855	8,958
Capital Automotive LP Tranche B, 5.250%, 3/11/17	4,930	4,990
iPayment, Inc . 0.000%, 5/8/17(12)	6,640	6,632
iStar Financial, Inc.
Tranche A-2 7.000%, 3/19/17	4,000	4,210
5.750%, 10/15/17	6,546	6,615
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	1,917	1,932
MoneyGram Payment Systems Worldwide, Inc. 4.250%, 11/17/17	575	575
Nuveen Investments, Inc.
First Lien Additional Extended , 5.812%, 5/13/17	3,245	3,265
First Lien Extended, 8.872%, 5/13/17	6,455	6,494
Second Lien, 8.250%, 2/28/19	2,000	2,044
Realogy Corp.
Extended LOC, 0.059%, 10/10/16	826	830
Extended First Lien, 4.461%, 10/10/16	11,426	11,478
RPI Finance Trust 4.000%, 11/9/18(12)	11,075	11,210

	PAR VALUE	VALUE
Financials—(continued)
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	$9,025	$8,991
TransUnion LLC 5.500%, 2/10/18	2,808	2,852
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	7,771	7,818

		98,982

Health Care—2.2%
Alere, Inc.
Tranche B-1, 4.750%, 6/30/17	2,473	2,487
Tranche B-2, 4.750%, 6/30/17	4,963	4,992
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	3,063	3,083
Ardent Health Services LLC 7.250%, 9/15/15	3,916	3,935
Ardent Medical Services, Inc. 7.250%, 11/21/18	4,372	4,424
Capsugel Holdings U.S., Inc. 4.750%, 8/1/18	2,804	2,840
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.) Tranche 2, 5.250%, 9/15/17	3,696	3,747
ConvaTec, Inc. 5.000%, 12/22/16	1,433	1,454
DaVita, Inc. Tranche B-2 4.000%, 11/1/19	10,784	10,875
Emdeon, Inc. Tranche B-1, 5.000%, 11/2/18	2,474	2,501
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	655	623
Health Management Associates, Inc. Tranche B, 4.500%, 11/16/18	4,561	4,604
Hologic, Inc. Tranche B 4.500%, 8/1/19	14,464	14,655
Houghton International, Inc. First Lien 0.000%, 7/30/19(12)	14,470	14,619
Iasis Healthcare LLC Tranche B, 5.000%, 5/3/18	4,925	4,946
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	1,676	1,634
Kinetic Concepts, Inc. Tranche C-1, 5.500%, 5/4/18	7,349	7,444
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	2,395	2,416
NBTY, Inc. Tranche B-1, 4.250%, 10/1/17	2,334	2,361
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.) Tranche B, 5.000%, 9/30/19	10,826	10,832
Quintiles Transnational 0.000%, 6/8/18(12)	4,501	4,537
Rural/Metro Operating Co., LLC First Lien, 5.750%, 6/30/18	3,119	3,087
Sheridan Holdings, Inc. First Lien, 6.000%, 6/29/18	8,632	8,750

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Surgery Center Holdings, Inc. 6.500%, 2/6/17	$4,048	$4,027
U.S. Renal Care, Inc. First Lien, 6.250%, 7/3/19	2,749	2,790
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	1,934	1,950
Valeant Pharmaceuticals International, Inc.
Series D Tranche B, 4.250%, 2/13/19	13,386	13,494
Series C Tranche B, 4.250%, 12/11/19	2,175	2,191
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	2,033	2,058
Warner Chilcott Corp.
Tranche B-2, 4.250%, 3/15/18	1,897	1,917
Tranche B-1, 4.250%, 3/15/18	1,441	1,456
Tranche B-1, 4.250%, 3/15/18	3,795	3,835
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	2,609	2,636

		157,200

Industrials—2.0%
ADS Waste Holdings, Inc. 5.250%, 10/9/19	4,102	4,158
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	1,873	1,858
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	10,637	10,734
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1 First Lien, 6.250%, 10/23/18	7,803	7,742
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	5,774	5,868
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	1,495	1,503
Ceridian Corp. Extended, 5.959%, 5/9/17	11,864	11,879
CHG Buyer Corp. First Lien, 5.000%, 11/19/19	10,229	10,246
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	6,444	6,513
Ducommun, Inc. 5.500%, 6/28/17	1,213	1,222
Garda Security Group, Inc. Tranche B 4.500%, 11/13/19	4,250	4,291
Genpact Ltd. 4.250%, 8/30/19	2,444	2,467
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.462%, 6/30/17	5,684	5,286
Husky Injection Molding System (Yukon Acquisition, Inc.) 5.750%, 7/2/18	5,480	5,564
McJunkin Red Man Corp. 6.250%, 11/8/19	7,036	7,089
Mirror Bidco, Inc. 0.000%, 12/18/19(12)	4,375	4,392
Sequa Corp. 5.250%, 6/19/17	5,250	5,291

	PAR VALUE	VALUE
Industrials—(continued)
Silver II Borrower S.C.A. (Silver US Holdings, LLC) 5.000%, 12/13/19	$10,753	$10,874
Spirit Aerosystems, Inc. Tranche B 3.750%, 4/18/19	13,895	14,008
Swift Transportation Corp. Tranche B-2, 5.000%, 12/21/17	1,147	1,160
Terex Corp. 4.500%, 4/28/17	6,320	6,415
WCA Waste Corp. (WCA Waste Systems, Inc.) 5.500%, 3/23/18	9,441	9,512
WireCo Worldgroup, Inc. 6.000%, 2/15/17	2,509	2,565

		140,637

Information Technology—2.2%
Avaya, Inc.
Tranche B-1, 3.062%, 10/24/14	2,714	2,667
Tranche B-3, 4.812%, 10/26/17	3,051	2,700
Tranche B-5, 8.000%, 3/31/18	2,718	2,679
Blue Coat Systems, Inc. 5.750%, 2/15/18	6,549	6,602
CCC Information Services Group, Inc. 0.000%, 12/31/19(12)	5,945	5,985
CDW LLC (CDW Corp.) Extended, 4.000%, 7/15/17	6,784	6,770
Commscope, Inc. Tranche 1, 4.250%, 1/14/18	1,690	1,703
Deltek, Inc. First Lien, 6.000%, 10/10/18	9,625	9,714
DynCorp International, Inc. 6.250%, 7/7/16	5,886	5,922
Edwards (Cayman Islands II) Ltd. First Lien, 5.500%, 5/31/16	2,911	2,919
First Data Corp.
5.211%, 3/24/17	6,045	5,952
5.211%, 3/24/17	7,935	7,814
Freescale Semiconductor, Inc.
Tranche B-1, 4.464%, 12/1/16	7,246	7,109
Tranche B-2, 6.000%, 2/28/19	3,738	3,720
IMS Health, Inc. Tranche B 4.500%, 8/26/17	7,987	8,020
Infor (US), Inc. (Lawson Software, Inc.) Tranche B-2 5.250%, 4/5/18	13,244	13,389
Interactive Data Corp. Tranche B, 4.500%, 2/11/18	5,279	5,315
Mood Media Corp. First Lien, 7.000%, 5/6/18	2,742	2,750
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	9,981	10,091
NuSil Technology LLC 5.000%, 4/7/17	1,038	1,041
RP Crown Parent LLC 0.000%, 12/14/17(12)	3,333	3,311
Scitor Corp. 5.000%, 2/15/17	742	742

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	$6,615	$6,709
Spansion LLC 5.250%, 12/13/18	4,325	4,359
SRA International, Inc. 6.500%, 7/20/18	6,905	6,543
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	3,357	3,395
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche D 4.500%, 1/31/20	2,136	2,157
Wall Street Systems Holdings, Inc. First Lien, 5.750%, 10/25/19	6,555	6,571
Zayo Group LLC (Zayo Capital, Inc.) 5.250%, 7/2/19	6,881	6,976

		153,625

Materials—0.8%
Avantor Performance Materials Holdings, Inc. 5.000%, 6/24/17	2,322	2,322
AZ Chem US, Inc. 7.250%, 12/22/17	5,215	5,291
CPG International I, Inc. 5.750%, 9/21/19	2,657	2,677
Fortescue Metals Group Ltd. 5.250%, 10/18/17	7,051	7,124
General Chemical Corp. Tranche B, 5.000%, 10/6/15	4,949	4,986
Harko C.V.(OM Group, Inc.) Tranche B, 5.750%, 8/2/17	3,762	3,795
Huntsman International LLC Extended Tranche B, 2.757%, 4/19/17	8,065	8,089
Ineos US Finance LLC 6.500%, 5/4/18	8,947	9,057
JMC Steel Group, Inc. 4.750%, 4/1/17	629	635
Kronos, Inc. First Lien, 5.500%, 10/30/19	3,150	3,192
Momentive Specialty Chemicals, Inc. (Hexion Specialty Chemicals, Inc.)
Tranche C-1B, 4.000%, 5/5/15	1,268	1,274
Tranche C-2B, 4.063%, 5/5/15	542	544
Novelis, Inc. Tranche B, 4.000%, 3/10/17	2,801	2,833
QS0001 Corp. (Tomkins Air) First Lien, 5.000%, 11/9/18	3,874	3,915
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 8.000%, 8/2/17	2,139	2,091

		57,825

Telecommunication Services—0.8%
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.)
Tranche B-1, 4.500%, 2/1/14	2,335	2,338
3.210%, 4/2/18	13,465	13,602

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	$1,429	$1,450
Tranche B-II 2019, 4.750%, 8/1/19	9,850	9,921
Tranche B 2019, 5.250%, 8/1/19	6,319	6,394
nTelos, Inc. 5.750%, 11/9/19	3,890	3,749
Presidio, Inc. 5.750%, 3/31/17	11,251	11,364
West Corp. Tnrache B-6, 5.750%, 6/30/18	6,421	6,531

		55,349

Utilities—0.2%
Calpine Corp. 4.500%, 10/9/19	6,733	6,805
NRG Energy, Inc. 4.000%, 7/1/18	4,433	4,488
Texas Compeptitive Electric Holdings Co. LLC Extended, 7.167%, 10/10/17	5,925	3,962

		15,255

TOTAL LOAN AGREEMENTS (Identified Cost $998,452)		1,006,383

	SHARES	VALUE
PREFERRED STOCK—0.2%
Financials—0.2%
Ally Financial, Inc. 144A 7.000%(4)	702	689
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	5,835	4,726
Banco do Brasil S.A. 144A 8.500%(3)(4)	700	851
JPMorgan Chase & Co. Series 1 7.90%(3)	3,360	3,807

TOTAL PREFERRED STOCK (Identified Cost $9,084)		10,073

COMMON STOCKS—0.0%
Financials—0.0%
CIT Group, Inc.(2)	26,344	1,018

Materials—0.0%
Catalyst Paper Corp.	2,284,459	1,691
Catalyst Paper Corp.(2)	133,375	133

		1,824

TOTAL COMMON STOCKS (Identified Cost $4,808)		2,842

TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $6,719,765)		6,997,594	(13)

16

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.140%)	70,032,301	$70,032

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $ 70,032)		70,032

TOTAL INVESTMENTS—100.0% (Identified Cost $ 6,789,797)		7,067,626	(1)
Other assets and liabilities, net—0.0%		2,402

NET ASSETS—100.0%		$7,070,028

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $2,074,455 or 29.3% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(10)	Security in default.
(11)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(12)	This loan will settle after Deccember 31, 2012, at which time the lnterest rate will be determined.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
TRY	Turkish Lira
ZAR	South African Rand

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	72%
Canada	3
Brazil	2
Ireland	2
Luxembourg	2
Mexico	2
Venezuela	2
Other	15

Total	100%

†	% of total investments as of December 31, 2012

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$975,779	$—	$971,230	$4,549
Corporate Bonds and Notes	2,491,470	—	2,491,470	—	(c)
Foreign Government Securities	720,251	—	720,251	—
Loan Agreements	1,006,383	—	1,006,383	—
Mortgage-Backed Securities	1,691,970	—	1,691,970	—
Municipal Bonds	10,884	—	10,884	—
U.S. Government Securities	89,633	—	89,633	—
Equity Securities:
Preferred Stock	10,073	—	10,073	—
Common Stocks	1,151	1,018	—	133
Short-Term Investments	70,032	70,032	—	—

Total Investments	$7,067,626	$71,050	$6,991,894	$4,682	(c)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds and Notes	Common Stocks
Balance as of September 30, 2012:	$133	$0	$21	$112
Accrued discount/(premium)	4	4	—	—
Realized gain (loss)	(941)	—	(941)	—
Change in unrealized appreciation /(depreciation)	875	(66)	921	20
Purchases	4,612	4,611	—	1
Sales(b)	(1)	—	(1)	—
Transfers into Level 3 (a)	—	—	—	—
Transfers from Level 3 (a)	—	—	—	—

Balance as of December 31, 2012	$4,682	$4,549	$0 (c)	$133

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued securities currently priced at zero ($0)

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—100.1%
Consumer Discretionary—12.7%
Abbvie, Inc.(2)	63,499	$2,169
Abercrombie & Fitch Co. Class A	24,895	1,194
Amazon.com, Inc.(2)	112,101	28,153
Apollo Group, Inc. Class A(2)	31,180	652
AutoNation, Inc.(2)	11,586	460
AutoZone, Inc.(2)	11,430	4,051
Bed Bath & Beyond, Inc.(2)	70,693	3,952
Best Buy Co., Inc.	82,099	973
Big Lots, Inc.(2)	17,372	494
BorgWarner, Inc.(2)	36,100	2,585
Cablevision Systems Corp. Class A	66,831	998
CarMax, Inc.(2)	71,168	2,672
Carnival Corp.	137,848	5,069
CBS Corp. Class B	182,287	6,936
Chipotle Mexican Grill, Inc.(2)	9,661	2,874
Coach, Inc.	88,074	4,889
Comcast Corp. Class A	822,082	30,729
Darden Restaurants, Inc.	39,316	1,772
Delphi Automotive plc	91,010	3,481
DIRECTV Class A(2)	186,738	9,367
Discovery Communications, Inc. Class A(2)	73,699	4,678
Dollar General Corp.(2)	81,190	3,580
Dollar Tree, Inc.(2)	70,020	2,840
DR Horton, Inc.	85,436	1,690
Expedia, Inc.	28,761	1,767
Family Dollar Stores, Inc.	29,433	1,866
Ford Motor Co.	1,178,236	15,258
Fossil, Inc.(2)	16,590	1,545
GameStop Corp. Class A	37,133	932
Gannett Co., Inc.	71,406	1,286
Gap, Inc. (The)	92,285	2,864
Garmin Ltd.	33,380	1,363
Genuine Parts Co.	48,200	3,065
Goodyear Tire & Rubber Co. (The)(2)	76,369	1,055
H&R Block, Inc.	85,073	1,580
Harley-Davidson, Inc.	69,839	3,411
Harman International Industries, Inc.	20,603	920
Hasbro, Inc.	35,282	1,267
Home Depot, Inc. (The)	462,829	28,626
International Game Technology	81,002	1,148
Interpublic Group of Cos., Inc. (The)	131,462	1,449

	SHARES	VALUE
Consumer Discretionary—(continued)
J.C. Penney Co., Inc.	43,261	$853
Johnson Controls, Inc.	211,532	6,494
Kohl’s Corp.	65,565	2,818
Leggett & Platt, Inc.	44,033	1,199
Lennar Corp. Class A	50,817	1,965
Lowe’s Cos., Inc.	347,845	12,355
Ltd. Brands, Inc.	74,488	3,505
Macy’s, Inc.	121,755	4,751
Marriott International, Inc.	75,554	2,816
Mattel, Inc.	106,288	3,892
McDonald’s Corp.	310,533	27,392
McGraw-Hill Cos., Inc. (The)	85,603	4,680
Netflix, Inc.(2)	16,994	1,577
Newell Rubbermaid, Inc.	88,654	1,974
News Corp. Class A	624,072	15,939
NIKE, Inc. Class B	184,736	9,532
Nordstrom, Inc.	47,461	2,539
O’Reilly Automotive, Inc.(2)	35,680	3,190
Omnicom Group, Inc.	81,418	4,068
PetSmart, Inc.	33,110	2,263
priceline.com, Inc.(2)	15,416	9,576
PulteGroup, Inc.(2)	104,664	1,901
Ralph Lauren Corp.	18,808	2,820
Ross Stores, Inc.	68,982	3,735
Scripps Networks Interactive, Inc. Class A	26,654	1,544
Staples, Inc.	208,517	2,377
Starbucks Corp.	230,000	12,333
Starwood Hotels & Resorts Worldwide, Inc.	60,812	3,488
Target Corp.	201,315	11,912
Tiffany & Co.	37,230	2,135
Time Warner Cable, Inc.	93,512	9,088
Time Warner, Inc.	292,654	13,998
TJX Cos., Inc.	226,104	9,598
TripAdvisor, Inc.(2)	34,261	1,438
Urban Outfitters, Inc.(2)	33,381	1,314
VF Corp.	27,052	4,084
Viacom, Inc. Class B	142,941	7,539
Walt Disney Co. (The)	548,628	27,316
Washington Post Co. (The) Class B	1,371	501
Whirlpool Corp.	24,210	2,463
Wyndham Worldwide Corp.	43,397	2,309
Wynn Resorts Ltd.	24,449	2,750

1

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	139,844	$9,286

		452,967

Consumer Staples—12.5%
Altria Group, Inc.	600,460	18,866
Archer-Daniels-Midland Co.	235,975	6,463
Avon Products, Inc.	177,810	2,553
Beam, Inc.	61,310	3,745
Brown-Forman Corp. Class B	58,602	3,707
Campbell Soup Co.	76,080	2,654
Clorox Co. (The)	50,540	3,701
Coca-Cola Co. (The)	1,265,850	45,887
Coca-Cola Enterprises, Inc.	107,020	3,396
Colgate-Palmolive Co.	150,665	15,751
ConAgra Foods, Inc.	155,070	4,575
Constellation Brands, Inc. Class A(2)	75,435	2,670
Costco Wholesale Corp.	147,890	14,607
CVS Caremark Corp.	420,430	20,328
Dean Foods Co.(2)	94,155	1,555
Dr. Pepper Snapple Group, Inc.	81,250	3,590
Estee Lauder Cos., Inc. (The) Class A	89,750	5,372
General Mills, Inc.	226,365	9,147
Heinz (H.J.) Co.	116,010	6,691
Hershey Co. (The)	57,115	4,125
Hormel Foods Corp.	62,095	1,938
J.M. Smucker Co. (The)	42,580	3,672
Kellogg Co.	92,640	5,174
Kimberly-Clark Corp.	135,379	11,430
Kraft Foods Group, Inc.	194,357	8,836
Kroger Co. (The)	190,644	4,961
Lorillard, Inc.	46,850	5,466
McCormick & Co., Inc.	53,040	3,370
Mead Johnson Nutrition Co.	73,220	4,824
Molson Coors Brewing Co. Class B	65,265	2,793
Mondelez International, Inc.	550,185	14,013
Monster Beverage Corp.(2)	56,450	2,985
PepsiCo, Inc.	291,240	19,930
Philip Morris International, Inc.	548,274	45,858
Procter & Gamble Co. (The)	897,765	60,949
Reynolds American, Inc.	118,415	4,906
Safeway, Inc.	109,485	1,981
SYSCO Corp.	212,030	6,713
Tyson Foods, Inc. Class A	123,660	2,399
Wal-Mart Stores, Inc.	549,250	37,475

	SHARES	VALUE
Consumer Staples—(continued)
Walgreen Co.	301,200	$11,147
Whole Foods Market, Inc.	62,575	5,715

		445,918

Energy—12.5%
Anadarko Petroleum Corp.	181,920	13,518
Apache Corp.	140,754	11,049
Baker Hughes, Inc.	182,370	7,448
Cabot Oil & Gas Corp.	141,820	7,054
Cameron International Corp.(2)	123,320	6,963
Chesapeake Energy Corp.	216,010	3,590
Chevron Corp.	624,060	67,486
ConocoPhillips	280,030	16,239
CONSOL Energy, Inc.	113,908	3,656
Denbury Resources, Inc.(2)	242,880	3,935
Devon Energy Corp.	135,680	7,061
Diamond Offshore Drilling, Inc.	35,790	2,432
Ensco plc Class A	72,710	4,310
EOG Resources, Inc.	102,987	12,440
EQT Corp.	46,940	2,769
Exxon Mobil Corp.	960,990	83,174
FMC Technologies, Inc.(2)	132,950	5,694
Halliburton Co.	346,790	12,030
Helmerich & Payne, Inc.	32,830	1,839
Hess Corp.	114,980	6,089
Kinder Morgan, Inc.	197,110	6,964
Marathon Oil Corp.	258,590	7,928
Marathon Petroleum Corp.	105,678	6,658
Murphy Oil Corp.	78,570	4,679
Nabors Industries Ltd.(2)	166,288	2,403
National Oilwell Varco, Inc.	169,246	11,568
Newfield Exploration Co.(2)	42,200	1,130
Noble Corp.	79,520	2,769
Noble Energy, Inc.	75,870	7,719
Occidental Petroleum Corp.	220,941	16,926
Peabody Energy Corp.	122,430	3,258
Phillips 66	194,975	10,353
Pioneer Natural Resources Co.	87,060	9,280
QEP Resources, Inc.	55,220	1,672
Range Resources Corp.	79,989	5,026
Rowan Cos. plc Class A(2)	104,500	3,268
Schlumberger Ltd.	432,954	29,999
Southwestern Energy Co.(2)	140,030	4,678
Spectra Energy Corp.	279,510	7,653

2

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Tesoro Corp.	137,436	$6,054
Valero Energy Corp.	241,850	8,252
Williams Cos., Inc. (The)	296,340	9,702
WPX Energy, Inc.(2)	62,770	934

		447,649

Financials—12.5%
ACE Ltd.	76,920	6,138
Aflac, Inc.	106,140	5,638
Allstate Corp. (The)	109,220	4,387
American Express Co.	220,310	12,663
American International Group, Inc.(2)	333,250	11,764
American Tower Corp.	89,310	6,901
Ameriprise Financial, Inc.	46,450	2,909
AON plc	72,220	4,015
Apartment Investment & Management Co. Class A	33,420	904
Assurant, Inc.	18,020	625
AvalonBay Communities, Inc.	25,930	3,516
Bank of America Corp.	2,411,416	27,972
Bank of New York Mellon Corp. (The)	263,650	6,776
BB&T Corp.	158,320	4,609
Berkshire Hathaway, Inc. Class B(2)	408,578	36,649
BlackRock, Inc.	28,330	5,856
Boston Properties, Inc.	33,920	3,589
Capital One Financial Corp.	131,260	7,604
CBRE Group, Inc.(2)	68,790	1,369
Charles Schwab Corp. (The)	247,773	3,558
Chubb Corp. (The)	59,300	4,466
Cincinnati Financial Corp.	33,018	1,293
Citigroup, Inc.	663,090	26,232
CME Group, Inc.	68,970	3,497
Comerica, Inc.	43,440	1,318
Discover Financial Services	114,370	4,409
E*Trade Financial Corp.(2)	57,030	510
Equity Residential	72,951	4,134
Fifth Third Bancorp	203,210	3,087
First Horizon National Corp.	54,040	536
Franklin Resources, Inc.	31,060	3,904
Genworth Financial, Inc. Class A(2)	114,100	857
Goldman Sachs Group, Inc. (The)	99,730	12,722
Hartford Financial Services Group, Inc. (The)	98,667	2,214
HCP, Inc.	102,600	4,635
Health Care REIT, Inc.(2)	58,690	3,597

	SHARES	VALUE
Financials—(continued)
Host Hotels & Resorts, Inc.	164,990	$2,585
Hudson City Bancorp, Inc.	105,560	858
Huntington Bancshares, Inc.	191,700	1,225
IntercontinentalExchange, Inc.(2)	16,490	2,042
Invesco Ltd.	100,980	2,635
JPMorgan Chase & Co.	850,434	37,394
KeyCorp	213,010	1,794
Kimco Realty Corp.	92,200	1,781
Legg Mason, Inc.	27,170	699
Leucadia National Corp.	45,040	1,072
Lincoln National Corp.	62,590	1,621
Loews Corp.	70,600	2,877
M&T Bank Corp.	27,570	2,715
Marsh & McLennan Cos., Inc.	122,620	4,227
MetLife, Inc.	247,340	8,147
Moody’s Corp.	43,880	2,208
Morgan Stanley	313,070	5,986
NASDAQ OMX Group, Inc. (The)	26,650	667
Northern Trust Corp.	49,269	2,471
NYSE Euronext, Inc.	54,970	1,734
People’s United Financial, Inc.	77,810	941
Plum Creek Timber Co., Inc.	36,330	1,612
PNC Financial Services Group, Inc.	119,710	6,980
Principal Financial Group, Inc.	62,400	1,780
Progressive Corp. (The)	124,900	2,635
Prologis, Inc.	104,600	3,817
Prudential Financial, Inc.	104,719	5,585
Public Storage	32,560	4,720
Regions Financial Corp.	321,490	2,289
Simon Property Group, Inc.	70,000	11,066
SLM Corp.	104,390	1,788
State Street Corp.	104,650	4,920
SunTrust Banks, Inc.	122,030	3,460
T. Rowe Price Group, Inc.	57,290	3,731
Torchmark Corp.	21,500	1,111
Travelers Cos., Inc. (The)	86,340	6,201
U.S. Bancorp	425,651	13,595
Unum Group	62,570	1,303
Ventas, Inc.	66,760	4,321
Vornado Realty Trust	38,330	3,069
Wells Fargo & Co.	1,095,920	37,459
Weyerhaeuser Co.	121,900	3,391
XL Group plc	68,780	1,724

3

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Zions Bancorp	41,980	$898

		447,987

Health Care—12.5%
Abbott Laboratories	393,930	25,802
Aetna, Inc.	100,840	4,669
Agilent Technologies, Inc.	102,106	4,180
Alexion Pharmaceuticals, Inc.(2)	57,196	5,366
Allergan, Inc.	92,895	8,521
AmerisourceBergen Corp.	71,587	3,091
Amgen, Inc.	222,160	19,177
Bard (C.R.), Inc.	23,740	2,320
Baxter International, Inc.	164,280	10,951
Becton, Dickinson & Co.	59,690	4,667
Biogen Idec, Inc.(2)	71,085	10,426
Boston Scientific Corp.(2)	405,635	2,324
Bristol-Myers Squibb Co.	487,550	15,889
Cardinal Health, Inc.	101,468	4,179
CareFusion Corp.(2)	66,005	1,886
Celgene Corp.(2)	124,561	9,805
Cerner Corp.(2)	43,075	3,344
CIGNA Corp.	87,170	4,660
Coventry Health Care, Inc.	39,245	1,759
Covidien plc	139,570	8,059
DaVita, Inc.(2)	24,660	2,726
DENTSPLY International, Inc.	41,615	1,648
Edwards Lifesciences Corp.(2)	33,895	3,056
Eli Lilly & Co.	300,650	14,828
Express Scripts Holding Co.(2)	253,188	13,672
Forest Laboratories, Inc.(2)	69,165	2,443
Gilead Sciences, Inc.(2)	222,765	16,362
Hospira, Inc.(2)	47,965	1,498
Humana, Inc.	50,310	3,453
Intuitive Surgical, Inc.(2)	11,661	5,718
Johnson & Johnson	805,305	56,452
Laboratory Corp. of America Holdings(2)	27,540	2,386
Life Technologies Corp.(2)	50,480	2,478
McKesson Corp.	71,613	6,944
Medtronic, Inc.	298,425	12,241
Merck & Co., Inc.	884,120	36,196
Mylan, Inc.(2)	119,375	3,280
Patterson Cos., Inc.	25,010	856
PerkinElmer, Inc.	34,210	1,086
Perrigo Co.	26,030	2,708

	SHARES	VALUE
Health Care—(continued)
Pfizer, Inc.	2,135,604	$53,561
Quest Diagnostics, Inc.	48,145	2,805
St. Jude Medical, Inc.	93,517	3,380
Stryker Corp.	86,350	4,734
Tenet Healthcare Corp.(2)	31,985	1,039
Thermo Fisher Scientific, Inc.	105,780	6,747
UnitedHealth Group, Inc.	303,330	16,453
Varian Medical Systems, Inc.(2)	32,360	2,273
Waters Corp.(2)	25,370	2,210
Watson Pharmaceuticals, Inc.(2)	39,415	3,390
WellPoint, Inc.	91,559	5,578
Zimmer Holdings, Inc.	51,740	3,449

		446,725

Industrials—12.6%
3M Co.	220,320	20,457
ADT Corp. (The)	78,010	3,627
Avery Dennison Corp.	41,540	1,451
Boeing Co. (The)	239,370	18,039
Caterpillar, Inc.	235,210	21,070
Cintas Corp.	43,540	1,781
CSX Corp.	420,560	8,298
Cummins, Inc.	109,910	11,909
Danaher Corp.	220,220	12,310
Deere & Co.	147,800	12,773
Dover Corp.	73,040	4,799
Dun & Bradstreet Corp.	15,240	1,199
Eaton Corp. plc	190,720	10,337
Emerson Electric Co.	258,710	13,701
Equifax, Inc.	54,520	2,951
Expeditors International of Washington, Inc.	70,340	2,782
Fastenal Co.	90,520	4,226
FedEx Corp.	105,790	9,703
Flowserve Corp.	16,820	2,469
Fluor Corp.	81,720	4,800
General Dynamics Corp.	122,110	8,459
General Electric Co.	2,620,330	55,001
Grainger (W.W.), Inc.	26,390	5,340
Honeywell International, Inc.	278,530	17,678
Illinois Tool Works, Inc.	152,920	9,299
Ingersoll-Rand plc	94,090	4,513
Iron Mountain, Inc.	56,490	1,754
Jacobs Engineering Group, Inc.(2)	44,260	1,884
Joy Global, Inc.	35,420	2,259

4

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
L-3 Communications Holdings, Inc.	31,890	$2,443
Lockheed Martin Corp.	95,830	8,844
Masco Corp.	134,090	2,234
Norfolk Southern Corp.	125,200	7,742
Northrop Grumman Corp.	89,340	6,038
PACCAR, Inc.	138,390	6,257
Pall Corp.	54,720	3,297
Parker Hannifin Corp.	63,270	5,382
PentAir, Inc.	70,890	3,484
Pitney Bowes, Inc.	75,980	808
Precision Castparts Corp.	49,190	9,318
Quanta Services, Inc.(2)	71,370	1,948
Raytheon Co.	121,420	6,989
Republic Services, Inc.	100,140	2,937
Robert Half International, Inc.	67,420	2,145
Robinson (C.H.) Worldwide, Inc.	54,160	3,424
Rockwell Automation, Inc.	60,920	5,117
Rockwell Collins, Inc.	60,990	3,548
Roper Industries, Inc.	33,000	3,679
Ryder System, Inc.	31,210	1,558
Snap-On, Inc.	19,460	1,537
Southwest Airlines Co.	272,560	2,791
Stanley Black & Decker, Inc.	57,150	4,227
Stericycle, Inc.(2)	28,880	2,694
Textron, Inc.	118,310	2,933
Tyco International Ltd.	157,360	4,603
Union Pacific Corp.	172,590	21,698
United Parcel Service, Inc. Class B	246,050	18,141
United Technologies Corp.	295,750	24,254
Waste Management, Inc.	160,010	5,399
Xylem, Inc.	62,140	1,684

		452,022

Materials—12.3%
Air Products & Chemicals, Inc.	203,998	17,140
Airgas, Inc.	69,228	6,320
Alcoa, Inc.	1,040,313	9,030
Allegheny Technologies, Inc.	109,291	3,318
Ball Corp.	150,728	6,745
Bemis Co., Inc.	105,314	3,524
CF Industries Holdings, Inc.	60,746	12,341
Cliffs Natural Resources, Inc.	140,078	5,401
Dow Chemical Co. (The)	1,137,909	36,777
Du Pont (E.I.) de Nemours & Co.	884,548	39,778

	SHARES	VALUE
Materials—(continued)
Eastman Chemical Co.	150,489	$10,241
Ecolab, Inc.	250,479	18,009
FMC Corp.	136,481	7,987
Freeport-McMoRan Copper & Gold, Inc.	907,216	31,027
International Flavors & Fragrances, Inc.	81,400	5,416
International Paper Co.	424,340	16,906
LyondellBasell Industries N.V. Class A	361,780	20,654
MeadWestvaco Corp.	173,681	5,535
Monsanto Co.	507,102	47,997
Mosaic Co. (The)	266,317	15,082
Newmont Mining Corp.	369,736	17,171
Nucor Corp.	306,880	13,251
Owens-Illinois, Inc.(2)	166,992	3,552
PPG Industries, Inc.	147,450	19,957
Praxair, Inc.	281,568	30,818
Sealed Air Corp.	198,228	3,471
Sherwin-Williams Co. (The)	82,882	12,749
Sigma-Aldrich Corp.	116,780	8,593
United States Steel Corp.	148,227	3,538
Vulcan Materials Co.	128,903	6,709

		439,037

Utilities—12.5%
AES Corp. (The)	637,720	6,824
AGL Resources, Inc.	120,370	4,811
Ameren Corp.	250,660	7,700
American Electric Power Co., Inc.	500,180	21,348
CenterPoint Energy, Inc.	443,430	8,536
CMS Energy Corp.	277,330	6,761
Consolidated Edison, Inc.	302,410	16,796
Dominion Resources, Inc.	589,350	30,528
DTE Energy Co.	178,000	10,689
Duke Energy Corp.	666,390	42,516
Edison International	335,540	15,163
Entergy Corp.	182,530	11,636
Exelon Corp.	876,030	26,053
FirstEnergy Corp.	429,130	17,920
Integrys Energy Group, Inc.	81,400	4,251
NextEra Energy, Inc.	433,930	30,024
NiSource, Inc.	323,480	8,051
Northeast Utilities	321,950	12,582
NRG Energy, Inc.	330,310	7,594
ONEOK, Inc.	210,300	8,990
Pepco Holdings, Inc.	239,570	4,698

5

Virtus Premium AlphaSectorTM Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
PG&E Corp.	443,550	$17,822
Pinnacle West Capital Corp.	115,290	5,877
PPL Corp.	599,280	17,157
Public Service Enterprise Group, Inc.	518,850	15,877
SCANA Corp.	134,990	6,161
Sempra Energy	231,640	16,433
Southern Co. (The)	895,940	38,355
TECO Energy, Inc.	212,340	3,559
Wisconsin Energy Corp.	236,040	8,698
XCEL Energy, Inc.	505,200	13,494

		446,904

TOTAL COMMON STOCKS (Identified Cost $3,332,403)		3,579,209

TOTAL LONG TERM INVESTMENTS—100.1% (Identified cost $3,332,403)		3,579,209

SHORT-TERM INVESTMENTS—2.1%
Money Market Mutual Funds—2.1%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.140%)	73,603,477	73,603

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $73,603)		73,603

TOTAL INVESTMENTS—102.2% (Identified Cost $3,406,006)		3,652,812	(1)
Other assets and liabilities, net—(2.2)%		(79,426)

NET ASSETS—100.0%		$3,573,386

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$3,579,209	$3,579,209
Short-Term Investments	73,603	73,603

Total Investments	$3,652,812	$3,652,812

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.7%
REAL ESTATE INVESTMENT TRUSTS—98.7%
DIVERSIFIED—3.1%
Digital Realty Trust, Inc.	254,503	$17,278
Vornado Realty Trust	285,647	22,875

		40,153

HEALTH CARE—9.8%
HCP, Inc.	525,971	23,763
Health Care REIT, Inc.	722,105	44,258
Ventas, Inc.	928,481	60,091

		128,112

INDUSTRIAL/OFFICE—20.6%
Industrial—7.0%
DCT Industrial Trust, Inc.	3,866,496	25,094
Prologis, Inc.	1,799,025	65,646

		90,740

Mixed—0.7%
Duke Realty Corp.	682,391	9,465

Office—12.9%
BioMed Realty Trust, Inc.	1,339,835	25,899
Boston Properties, Inc.	584,983	61,897
Kilroy Realty Corp.	1,077,656	51,048
SL Green Realty Corp.	376,791	28,881

		167,725

		267,930

LODGING/RESORTS—5.5%
Host Hotels & Resorts, Inc.	3,126,752	48,996
LaSalle Hotel Properties	902,174	22,906

		71,902

RESIDENTIAL—20.9%
Apartments—19.1%
American Campus Communities, Inc.	476,216	21,968
AvalonBay Communities, Inc.	445,356	60,386
Camden Property Trust	559,500	38,163
Equity Residential	1,379,148	78,156
Essex Property Trust, Inc.	251,141	36,830
UDR, Inc.	603,905	14,361

		249,864

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(continued)
Manufactured Homes—1.8%
Equity Lifestyle Properties, Inc.	343,564	$23,119

		272,983

RETAIL—29.4%
Regional Malls—22.0%
General Growth Properties, Inc.	1,795,475	35,640
Macerich Co. (The)	703,275	41,001
Simon Property Group, Inc.	1,026,291	162,246
Taubman Centers, Inc.	610,480	48,057

		286,944

Shopping Centers—7.4%
DDR Corp.	1,484,026	23,240
Kimco Realty Corp.	1,118,675	21,613
Tanger Factory Outlet Centers	997,900	34,128
Weingarten Realty Investors	629,871	16,862

		95,843

		382,787

SELF STORAGE—9.4%
Extra Space Storage, Inc.	1,395,445	50,780
Public Storage	490,351	71,082

		121,862

TOTAL COMMON STOCKS (Identified Cost $781,704)		1,285,729

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $781,704)		1,285,729

SHORT-TERM INVESTMENTS—1.4%
Money Market Mutual Funds—1.4%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.140%)	18,385,857	18,386

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,386)		18,386

TOTAL INVESTMENTS—100.1% (Identified Cost $800,090)		1,304,115	(1)
Other assets and liabilities, net—(0.1)%		(815)

NET ASSETS—100.0%		$1,303,300

1

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,285,729	$1,285,729
Short-Term Investments	18,386	18,386

Total Investments	$1,304,115	$1,304,115

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.2%
Venezuela—0.2%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(5)	$735		$704

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $596)			704

ASSET-BACKED SECURITIES—0.5%
Drug Royalty Corp., Inc 12-1, A2 144A 4.474%, 1/15/25(4)	1,000		1,004
New Century Home Equity Loan Trust 05-A, A4W 5.035%, 8/25/35(3)	966		905
Terwin Mortgage Trust 04-15AL, A1 144A 5.797%, 7/25/34(3)(4)	586		559

TOTAL ASSET-BACKED SECURITIES (Identified Cost $2,412)			2,468

CORPORATE BONDS AND NOTES—9.9%
Consumer Discretionary—1.5%
American Axle & Manufacturing, Inc. 6.625%, 10/15/22	1,170		1,193
Boyd Gaming Corp. 9.125%, 12/1/18	150		154
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 9/30/22	2,000		2,035
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	944		869
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	140	CAD	148
HD Supply, Inc. 144A 8.125%, 4/15/19(4)	450		514
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	450		477
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	525		537
Ono Finance II plc 144A 10.875%, 7/15/19(4)	315		302
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	225		208
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	755		757

			7,194

Energy—1.7%
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450		488
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546		571
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,250		1,294

	PAR VALUE	VALUE
Energy—(continued)
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)	$500	$533
Hercules Offshore, Inc.
144A 7.125%, 4/1/17(4)	750	789
144A 10.500%, 10/15/17(4)	685	742
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	1,870	1,851
Plains Exploration & Production Co. 6.500%, 11/15/20	1,000	1,112
Venoco, Inc. 8.875%, 2/15/19	875	825

		8,205

Financials—2.4%
Air Lease Corp. 5.625%, 4/1/17	1,100	1,171
Alta Mesa Holdings LP (Alta Mesa Finance Services Corp.) 9.625%, 10/15/18	750	776
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 4.875%, 11/15/17(4)	955	974
Cequel Communications Holdings I LLC (Cequel Capital Corp.) 144A 6.375%, 9/15/20(4)	1,000	1,046
CIT Group, Inc. 4.250%, 8/15/17	750	776
E*TRADE Financial Corp. 6.375%, 11/15/19	525	541
Ford Motor Credit Co. LLC 6.625%, 8/15/17	205	240
HDTFS, Inc. 144A 5.875%, 10/15/20(4)	345	362
QGOG Constellation SA 144A 6.250%, 11/9/19(4)	715	747
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
9.000%, 4/15/19	500	523
144A 5.750%, 10/15/20(4)	940	973
SLM Corp.
4.625%, 9/25/17	315	323
8.450%, 6/15/18	475	556
Spansion LLC 7.875%, 11/15/17	275	283
United Rentals North America, Inc. 144A 7.375%, 5/15/20(4)	1,000	1,102
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	605	628

		11,021

Health Care—0.5%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	1,055	1,103
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	315	319

1

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Tenet Healthcare Corp. 144A 4.750%, 6/1/20(4)	$695	$707

		2,129

Industrials—1.7%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	875	897
Aircastle Ltd. 144A 6.250%, 12/1/19(4)	1,190	1,246
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	837	862
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	1,099	1,165
Hexion U.S. Finance Corp. 6.625%, 4/15/20	85	87
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	575	634
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	670	733
ServiceMaster Co. 144A 7.000%, 8/15/20(4)	900	907
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(4)	715	752
U.S. Airways Pass-Through-Trust 98-1 6.850%, 1/30/18	714	749

		8,032

Information Technology—0.3%
First Data Corp. 144A 6.750%, 11/1/20(4)	1,000	1,015
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(4)	285	283
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	200	205

		1,503

Materials—1.2%
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	1,200	1,309
Calumet Specialty Products Partners LP (Calumet Finance Corp.) 9.375%, 5/1/19	433	472
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	1,499	1,683
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	750	802
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	225	244
Severstal OAO (Steel Capital SA) 144A 6.250%, 7/26/16(4)(6)	890	956

		5,466

	PAR VALUE	VALUE
Telecommunication Services—0.6%
ITC Deltacom, Inc. 10.500%, 4/1/16	$616	$662
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)	1,105	1,159
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	1,100	1,141

		2,962

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $44,535)		46,512

LOAN AGREEMENTS(3)—91.1%
Consumer Discretionary—23.9%
99 Cents Only Stores Tranche B-1, 5.250%, 1/11/19	990	1,004
Academy Ltd. 4.750%, 8/3/18	1,584	1,597
Acosta, Inc. Tranche D, 5.000%, 3/2/18	1,957	1,979
Advantage Sales & Marketing, Inc. First Lien, 5.250%, 12/18/17	253	255
Second Lien, 9.250%, 6/18/18	615	620
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	1,055	1,068
Allison Transmission, Inc. Tranche B-3 4.250%, 8/23/19	1,188	1,199
Ameristar Casinos, Inc. Tranche B, 4.000%, 4/16/18	985	994
August Holding Co., Inc. (Schrader) First Lien, US 6.250%, 4/27/18	434	440
First Lien, LUX 6.250%, 4/27/18	564	572
BJ’s Wholesale Club, Inc. First Lien, 5.750%, 9/26/19	1,000	1,015
Second Lien, 9.750%, 3/26/20	315	324
Boyd Gaming Corp. 3.712%, 12/17/15	1,277	1,287
Bresnan Broadband Holdings LLC Tranche B, 4.500%, 12/14/17	980	987
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	1,552	1,577
Tranche B-6, 5.460%, 1/28/18	3,035	2,717
Cannery Casino Resorts LLC First Lien 6.000%, 10/2/18	908	912
Cengage Learning Acquisitions, Inc. 2.720%, 7/3/14	876	695
Cequel Communications LLC 4.000%, 2/14/19	1,787	1,798

2

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Charter Communications Operating LLC Tranche D, 4.000%, 5/15/19	$3,328		$3,362
Chrysler Group LLC (Chrysler Group Co-Issuer, Inc.) Tranche B, 6.000%, 5/24/17	2,953		3,019
Clear Channel Communications, Inc.
Tranche A, 3.612%, 7/30/14	848		826
Tranche B, 3.862%, 1/29/16	3,154		2,614
Cogeco Cable (Atlantic Broadband Sub) 0.000%, 12/2/19(7)	910		920
Cumulus Media Holdings, Inc.
0.000%, 9/16/18(7)	1,978		1,989
Second Lien, 7.500%, 9/16/19	1,000		1,033
Dave & Buster’s, Inc. 5.500%, 6/1/16	1,406		1,413
EB Sports Corp. 11.500%, 12/31/15	1,000		1,000
Entercom Radio LLC Tranche B, 5.000%, 11/23/18	2,502		2,527
Federal - Mogul Corp.
Tranche B, 2.148%, 12/29/14	1,978		1,827
Tranche C, 2.148%, 12/28/15	1,009		932
Focus Brands, Inc. First Lien, 6.250%, 2/21/18	1,292		1,301
Fram Group Holdings, Inc. (Prestone Holdings, Inc.)
First Lien, 6.500%, 7/29/17	973		974
Second Lien, 10.500%, 1/29/18	500		475
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	915	CAD	918
General Nutrition Center 3.750%, 3/2/18	1,748		1,755
Getty Images, Inc. 0.000%, 10/18/19(7)	1,600		1,604
Granite Broadcasting Corp. Tranche B First Lien, 8.500%, 5/23/18	1,190		1,193
Harbor Freight Tools USA, Inc. (Central Purchasing LLC) 5.500%, 11/14/17	1,496		1,516
HD Supply, Inc. 7.250%, 10/12/17	2,298		2,366
Hubbard Radio LLC
First Lien, 5.250%, 4/28/17	827		837
Second Lien, 8.750%, 4/30/18	600		612
Isle of Capri Casinos 4.750%, 3/25/17	1,474		1,493
Kalispel Tribal Economic Authority 7.500%, 2/25/17	915		906
KAR Auction Services, Inc. 5.000%, 5/19/17	985		997
Lamar Media Corp. Tranche B, 4.000%, 12/30/16	58		58
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 6.500%, 4/24/18	2,754		2,789

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Las Vegas Sands LLC
Non-Extended Tranche B, 1.760%, 5/23/14	$314	$315
Tranche DD-I, 1.760%, 5/23/14	64	65
Extended Tranche B, 2.760%, 11/23/16	1,049	1,052
Extended Tranche DD-I, 2.760%, 11/23/16	211	212
Leslie’s Poolmart, Inc. Tranche B 4.170%, 10/16/19	1,975	1,994
Live Nation Entertainment, Inc. Tranche B, 4.500%, 11/7/16	486	492
MCC LLC (Mediacom Broadband Group)
Tranche F, 4.000%, 10/23/17	975	980
Tranche G, 4.500%, 1/20/20	998	1,002
MedAssets, Inc. Tranche B 4.000%, 12/13/19	214	215
Metaldyne LLC Tl B 1L 6.000%, 12/18/18	1,000	1,010
MGM Resorts International (MGM Mirage) Tranche B, 4.250%, 12/31/19	608	615
Michaels Stores, Inc. Tranche B-2, 4.813%, 7/31/16	1,317	1,331
Midcontinent Communications Tranche B, 4.000%, 12/31/16	1,128	1,132
MTL Publishing LLC (EMI Music Publishing Group North America Holdings, Inc.) Tranche B, 5.500%, 6/29/18	1,622	1,645
Neiman Marcus Group, Inc. (The) 4.750%, 5/16/18	2,000	2,006
Nielsen Finance LLC Tranche A,
2.213%, 8/9/13	93	93
Tranche B, 3.963%, 5/2/16	1,568	1,577
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	697	697
Party City Holdings, Inc. 5.750%, 7/27/19	998	1,010
Peninsula Gaming LLC 5.750%, 11/20/17	1,000	1,014
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	2,096	2,106
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,328	1,300
Pilot Travel Centers LLC Refinancing Tranche B, 3.750%, 3/30/18	693	698
First Amendment Tranche B, 4.250%, 8/7/19	82	82
Playboy Enterprises, Inc. 8.250%, 3/6/17	442	442
PVH Corp. 0.000%, 12/31/19(7)	568	572
Radio One, Inc. 7.500%, 3/31/16	598	609
Remy International, Inc. Tranche B, 6.250%, 12/16/16	478	483

3

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Riverbed Technology, Inc. 0.000%, 12/31/19(7)	$312	$315
San Juan Cable LLC Tranche B (Firs Lien), 6.000%, 6/9/17	985	993
Sequa Automotive Group 6.250%, 11/15/18	1,000	995
ServiceMaster Co. (The) Tranche B, 4.460%, 1/31/17	930	934
Seven Seas Cruises, Inc. Tranche B, 6.250%, 12/21/18	1,717	1,743
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,078	1,087
SRAM LLC
First Lien, 4.750%, 6/7/18	380	381
Second Lien, 8.500%, 12/7/18	571	581
Station GVR Acquisition LLC (Green Valley Ranch Gaming LLC) 5.500%, 9/28/19	1,240	1,250
TCW Group 0.000%, 12/20/19(7)	779	781
TI Group Automotive Systems LLC 6.750%, 3/14/18	1,541	1,556
Toys “R” Us, Inc. 6.000%, 9/1/16	1,833	1,779
Transtar Holding Co.
First Lien, 5.500%, 10/9/18	998	1,007
Second Lien, 9.750%, 10/9/19	460	467
Tribune Co.
Tranche B 0.000%, 6/4/14(7)	494	411
0.000%, 7/30/19(7)	1,052	1,051
UCI International, Inc. 5.500%, 7/26/17	1,250	1,261
Vertrue LLC (V2V Holdings LLC) First Lien, 9.250%, 8/16/14	693	229
Visant Corp. (Jostens) Tranche B, 5.250%, 12/22/16	2,648	2,413
VWR Funding, Inc. 4.462%, 4/3/17	1,218	1,225
WideOpenWest Finance LLC (WideOpenWest Capital Corp.) 6.250%, 7/17/18	2,239	2,268
WMG Acqusition Corp. 5.250%, 11/1/18	840	852
Yankee Cable Acquisition LLC 5.250%, 8/26/16	963	976

		111,600

Consumer Staples—4.3%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	1,090	1,104
Second Lien, 9.500%, 10/10/17	780	796
American Rock Salt Co. LLC 5.500%, 4/25/17	1,211	1,198
Del Monte Foods Co. 4.500%, 3/8/18	2,553	2,562

	PAR VALUE	VALUE
Consumer Staples—(continued)
Dole Food Co. Tranche B-2, 5.170%, 7/8/18	$690	$691
Pinnacle Foods Finance LLC
Tranche E, 4.750%, 10/17/18	212	214
Tranche F, 4.750%, 10/17/18	1,355	1,370
Revlon Consumer Products Corp. Tranche B, 4.750%, 11/19/17	1,873	1,890
Reynolds Group Holdings, Inc. 4.750%, 9/28/18	2,048	2,075
Rite Aid Corp. Tranche 5, 4.500%, 3/3/18	1,907	1,907
Smart & Final, Inc. 5.750%, 11/15/19	1,500	1,502
Solvest Ltd. (Dole) Tranche C-2, 5.111%, 7/8/18	1,234	1,237
Supervalu, Inc. 8.000%, 8/30/18	1,662	1,688
Yankee Candle Co., Inc. 5.250%, 4/2/19	1,805	1,827

		20,061

Energy—3.6%
Buffalo Gulf Coast Terminals 5.250%, 10/31/17	659	669
Chesapeake Energy Corp. 5.750%, 12/2/17	3,335	3,345
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	201	204
Energy Transfer Equity LP 3.750%, 3/24/17	2,000	2,018
EP Energy LLC (Everest Acquisition LLC)
Tranche B-1, 5.000%, 5/24/18	850	858
Tranche B-2, 4.500%, 4/30/19	953	957
Frac Tech International LLC 8.500%, 5/6/16	1,921	1,603
Gibson Energy ULC Tranche B, 4.750%, 6/15/18	2,871	2,917
Helix Energy Solutions Group, Inc. Extended, 3.711%, 7/1/16	982	983
NGPL Pipeco LLC 6.750%, 9/15/17	1,134	1,163
Plains Exploration & Production Co. 4.000%, 11/30/19	621	621
Samson Investment Co. Second Lien, 6.000%, 9/25/18	1,262	1,277

		16,615

Financials—6.9%
Alitsource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	1,500	1,513
Asurion LLC (Asurion Corp.)
First Lien, 5.500%, 5/24/18	1,804	1,825
Second Lien, 9.000%, 5/24/19	557	575
Capital Automotive LP Tranche B, 5.250%, 3/11/17	2,087	2,112
Delos Aircraft, Inc. 4.750%, 4/12/16	728	735

4

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
iPayment, Inc. 5.750%, 5/8/17	$940	$939
iStar Financial, Inc.
Tranche A-2 7.000%, 3/19/17	500	526
5.750%, 10/15/17	1,398	1,413
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	300	320
MIP Delaware, LLC (MIPL (LUX) S.A.R.L) 5.500%, 7/12/18	605	610
MoneyGram Payment Systems Worldwide, Inc. 4.250%, 11/17/17	1,914	1,917
Nuveen Investments, Inc.
First Lien Additional Extended , 5.811%, 5/13/17	1,880	1,892
First Lien Extended, 5.811%, 5/13/17	1,045	1,051
Second Lien, 8.250%, 2/28/19	1,792	1,831
Ocwen Financial Corp. 7.000%, 9/1/16	400	403
Re/Max International, Inc. 5.500%, 4/16/16	1,127	1,129
Realogy Corp. Extended LOC, 2.230%, 10/10/16	495	497
Extended First Lien, 4.461%, 10/10/16	6,342	6,371
RPI Finance Trust 4.000%, 11/9/18	1,338	1,354
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	950	947
TransUnion LLC 5.500%, 2/10/18	1,511	1,535
UPC Financing Partnership 4.000%, 1/31/21	2,000	2,008
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	990	996

		32,499

Health Care—15.7%
Alere, Inc.
Tranche B, 4.750%, 6/30/17	988	993
Tranche B-1, 4.750%, 6/30/17	990	996
AMN Healthcare, Inc. Tranche B, 5.750%, 4/5/18	1,165	1,178
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	1,024	1,031
Ardent Health Services LLC 7.250%, 9/15/15	1,848	1,857
Ardent Medical Services, Inc.
0.000%, 11/2/18(7)	375	383
0.000%, 11/21/18(7)	867	877
Aveta, Inc. (MMM Holdings, Inc.) 9.750%, 10/26/17	508	509
Bausch & Lomb, Inc. 5.250%, 5/17/19	1,990	2,010

	PAR VALUE	VALUE
Health Care—(continued)
Biomet, Inc. Tranche B, 0.000%, 7/25/17(7)	$2,000	$2,015
BSN Medical GmbH & Co. KG 5.000%, 8/28/19	1,000	1,007
Capsugel Holdings U.S., Inc. 4.750%, 8/1/18	801	811
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.)
Tranche 1, 4.209%, 9/15/16	969	976
Tranche 2, 5.250%, 9/15/17	264	268
Community Health Systems, Inc. Extended, 3.811%, 1/25/17	3,275	3,298
ConvaTec, Inc. 5.000%, 12/22/16	1,508	1,530
CRC Health Corp. Tranche B-2, 4.712%, 11/16/15	1,457	1,442
DaVita, Inc. Tranche B-2 4.000%, 11/1/19	3,043	3,069
Drumm Investors LLC (Golden Living) 0.000%, 5/4/18(7)	1,723	1,621
Emdeon, Inc. Tranche B-1, 5.000%, 11/2/18	743	751
Generic Drug Holdings, Inc. 6.000%, 10/29/19	870	878
Grifols, Inc. Tranche B, 4.500%, 6/1/17	982	993
HCA, Inc. Tranche B-3, 3.462%, 5/1/18	2,326	2,335
HCR ManoCare, Inc. (HCR Healthcare LLC) 5.000%, 4/6/18	818	777
Health Management Associates, Inc. Tranche B, 4.500%, 11/16/18	2,556	2,580
Hologic, Inc. Tranche B 4.500%, 8/1/19	3,367	3,411
Houghton International, Inc.
First Lien 0.000%, 7/30/19(7)	1,700	1,718
Second Lien, 10.500%, 12/17/20	630	624
Iasis Healthcare LLC Tranche B, 5.000%, 5/3/18	1,965	1,974
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	677	660
Kindred Healthcare, Inc. 5.250%, 6/1/18	1,231	1,206
Kinetic Concepts, Inc. Tranche C-1, 5.500%, 5/4/18	1,035	1,048
MModal, Inc. Tranche B, 6.750%, 8/16/19	1,621	1,564
MSO of Puerto Rico, Inc. 9.750%, 10/26/17	370	370
MultiPlan, Inc. Tranche B, 4.750%, 8/26/17	798	805
National Mentor Holdings, Inc. 6.500%, 2/9/17	983	983
National Specialty Hospitals, Inc. Tranche B, 8.250%, 2/3/17	1,216	1,189
NBTY, Inc. Tranche B-1, 4.250%, 10/1/17	831	841
Par Pharmaceutical Companies, Inc. (Par Pharmaceutical, Inc.) Tranche B, 5.000%, 9/30/19	1,380	1,380

5

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 6.250%, 12/5/18	$1,980	$2,015
Pharmaceutical Research Associates, Inc. 0.000%, 12/10/17(7)	1,285	1,287
Quintiles Transnational 0.000%, 6/30/18(7)	1,485	1,497
Rural/Metro Operating Co., LLC First Lien, 5.750%, 6/30/18	821	812
Select Medical Corp. Tranche B, 5.750%, 6/1/18	1,010	1,017
Sheridan Holdings, Inc. First Lien, 6.000%, 6/29/18	1,318	1,336
Smile Brands Group, Inc. Tranche B, 7.250%, 12/21/17	735	695
Surgery Center Holdings, Inc. 6.500%, 2/6/17	1,225	1,219
Surgical Care Affiliates LLC Tranche A, 5.500%, 6/29/18	1,478	1,480
U.S. Renal Care, Inc. First Lien, 6.250%, 7/3/19	485	492
United Surgical Partners International, Inc. Tranche B, 6.000%, 4/3/19	1,313	1,326
Universal Health Services, Inc. Tranche B, 3.750%, 11/15/16	847	854
Valeant Pharmaceuticals International, Inc.
Series D Tranche B, 4.250%, 2/13/19	3,425	3,453
Series C Tranche B, 4.250%, 12/11/19	800	806
Vanguard Health Holding Co., LLC (Vanguard Health System, Inc.) 5.000%, 1/29/16	1,437	1,454
Warner Chilcott Corp.
Tranche B-2, 4.250%, 3/15/18	320	324
Tranche B-1, 4.250%, 3/15/18	243	246
Tranche B-1, 4.250%, 3/15/18	641	648
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	441	445

		73,364

Industrials—8.4%
ADS Waste Holdings, Inc. 5.250%, 10/9/19	1,018	1,032
Alliance Laundry Systems LLC
First Lien 5.500%, 12/10/18	1,010	1,020
Second Lien, 9.500%, 12/10/19	134	136
Altegrity, Inc. (U.S. Investigations Services, Inc.) 2.961%, 2/21/15	1,138	1,059
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	135	134
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	1,120	1,130

	PAR VALUE	VALUE
Industrials—(continued)
Booz Allen & Hamilton, Inc. 4.500%, 7/31/19	$998	$1,010
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1 First Lien, 6.250%, 10/23/18	563	559
Brand Energy & Infrastructure Services, Inc. Tranche B-1 6.250%, 10/23/19	465	460
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	1,587	1,613
Brock Holdings Ill, Inc.
First Lien, 6.000%, 3/16/17	830	834
Second Lien, 10.000%, 3/16/18	450	453
Ceridian Corp. Extended, 5.959%, 5/9/17	3,203	3,207
CHG Buyer Corp.
First Lien, 5.000%, 11/19/19	1,197	1,199
Second Lien, 9.000%, 11/19/20	345	347
Delta Air Lines, Inc.
5.500%, 4/20/17	985	996
Tranche B-1, 5.250%, 10/18/18	442	447
Douglas Dynamics LLC 5.750%, 4/18/18	903	899
Ducommun, Inc. 5.500%, 6/28/17	499	503
Emergency Medical Services 5.250%, 5/25/18	808	815
Garda Security Group, Inc. Tranche B 4.500%, 11/13/19	698	705
Genpact Ltd. 4.250%, 8/30/19	499	503
Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.462%, 6/30/17	1,474	1,371
Husky Injection Molding System (Yukon Acquisition, Inc.) 5.750%, 7/2/18	1,393	1,414
McJunkin Red Man Corp. 6.250%, 11/8/19	1,176	1,185
Mirror Bidco, Inc. 0.000%, 12/18/19(7)	625	627
Navistar, Inc. Tranche B, 7.000%, 8/17/17	900	906
Nortek, Inc. 5.250%, 4/26/17	399	402
Protection One, Inc. 5.750%, 3/21/19	1,948	1,976
Sequa Corp. 5.250%, 6/19/17	750	756
SI Organization, Inc. Tranche B, 4.500%, 11/22/16	980	978
Silver II Borrower S.C.A. (Silver US Holdings, LLC) 5.000%, 12/13/19	1,875	1,896
Star West Generation LLC Tranche B, 6.000%, 5/17/18	1,058	1,062
Swift Transportation Corp. Tranche B-2, 5.000%, 12/21/17	994	1,006
TASC, Inc. Tranche B, 4.500%, 12/18/15	492	492
Terex Corp. 4.500%, 4/28/17	1,580	1,604

6

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
U.S. Airways Group, Inc. 2.712%, 3/21/14	$1,500	$1,485
WCA Waste Corp. (WCA Waste Systems, Inc.) 5.500%, 3/23/18	944	951
WireCo Worldgroup, Inc. 6.000%, 2/15/17	449	459
Zuffa LLC 7.500%, 6/19/15	1,450	1,462

		39,093

Information Technology—14.0%
Aeroflex, Inc. Tranche B, 5.750%, 5/9/18	836	844
Applied Systems, Inc.
First Lien, 5.500%, 12/8/16	945	953
Second Lien, 9.500%, 6/8/17	334	336
Autotrader.com, Inc. Tranche B-1, 4.000%, 12/15/16	1,176	1,189
Avaya, Inc.
Tranche B-1, 3.062%, 10/24/14	999	981
Tranche B-5, 8.000%, 3/31/18	1,000	986
AVG Technologies N.V. 7.500%, 3/15/16	494	495
Blue Coat Systems, Inc. 5.750%, 2/15/18	1,465	1,477
CCC Information Services Group, Inc. 0.000%, 12/31/19(7)	710	715
CDW LLC (CDW Corp.) Extended, 4.000%, 7/15/17	2,566	2,561
Commscope, Inc. Tranche 1, 4.250%, 1/14/18	1,503	1,515
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	1,201	1,212
Deltek, Inc.
First Lien, 6.000%, 10/10/18	1,405	1,418
Second Lien, 10.000%, 10/10/19	144	147
DynCorp International, Inc. 6.250%, 7/7/16	990	996
Edwards (Cayman Islands II) Ltd. First Lien, 5.500%, 5/31/16	832	834
Epicor Software Corp. (Eagle Parent Inc.) Tranche B, 5.000%, 5/16/18	2,955	2,975
First Data Corp.
5.211%, 3/24/17	2,516	2,478
5.211%, 3/24/17	1,864	1,836
4.211%, 3/23/18	2,500	2,383
Freescale Semiconductor, Inc.
Tranche B-1, 4.460%, 12/1/16	2,330	2,286
Tranche B-2, 6.000%, 2/28/19	277	276
Go Daddy Operating Co. LLC Tranche B-1, 5.500%, 12/17/18	1,491	1,499

	PAR VALUE	VALUE
Information Technology—(continued)
IMS Health, Inc. Tranche B 4.500%, 8/26/17	$198	$199
Infor (US), Inc. (Lawson Software, Inc.) Tranche B-2 5.250%, 4/5/18	4,080	4,124
Interactive Data Corp. Tranche B, 4.500%, 2/11/18	2,386	2,402
IPC Systems, Inc. Tranche C First Lien, 7.750%, 7/31/17	1,481	1,451
Ipreo Holdings LLC
Tranche B-2 6.500%, 8/7/17	973	979
Tranche B-3 6.500%, 8/7/17	265	267
Microsemi Corp. Tranche B, 4.000%, 2/2/18	918	927
Mirion Technologies, Inc. 0.000%, 3/30/18(7)	1,232	1,238
Mood Media Corp. First Lien, 7.000%, 5/6/18	1,056	1,059
Novell, Inc. (Attachmate Corp.) First Lien, 7.250%, 11/22/17	1,973	1,995
NuSil Technology LLC 5.750%, 4/7/17	603	605
NXP BV (NXP Funding LLC) Tranche A-2 5.500%, 3/3/17	1,588	1,622
Oberthur Technologies Finance SAS Tranche B-3, 3.130%, 11/30/18	1,095	1,086
RP Crown Parent LLC
0.000%, 12/14/17(7)	625	621
0.000%, 12/31/18(7)	533	539
Scitor Corp. 5.000%, 2/15/17	882	881
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 0.000%, 12/7/18(7)	643	649
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	491	413
Sophia LP (DataTel, Inc.) 6.250%, 7/19/18	1,163	1,180
Sorenson Communications, Inc. Tranche C, 6.000%, 8/16/13	1,414	1,391
Sourcehov LLC (Corpsource Finance Holdings LLC) Tranche B (First Lien), 6.625%, 4/28/17	1,231	1,217
Spansion LLC 5.250%, 12/13/18	806	812
SRA International, Inc. 6.500%, 7/20/18	1,226	1,161
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	1,031	1,042
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche D 4.500%, 12/31/19	529	534
SymphonyIRI Group, Inc. (Information Resources, Inc.) Tranche 2011, 5.000%, 12/1/17	493	494
Verifone, Inc. Tranche B, 4.250%, 12/28/18	428	430
Vertafore, Inc. First Lien, 5.250%, 7/29/16	1,470	1,485
Veyance Technologies, Inc. Second Lien, 5.964%, 7/31/15	1,200	1,164

7

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	$697	$696
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19	700	702
Second Lien, 9.250%, 10/25/20	497	498
Zayo Group LLC (Zayo Capital, Inc.) 5.250%, 7/2/19	1,234	1,251

		65,506

Materials—6.9%
Avantor Performance Materials Holdings, Inc. 5.000%, 6/24/17	633	633
AZ Chem US, Inc. 7.250%, 12/22/17	1,003	1,017
Cemex Espana S.A. 0.000%, 2/14/17(7)	1,000	953
Chemtura Corp. 5.500%, 8/29/16	750	762
CPG International I, Inc. 5.750%, 9/21/19	754	760
Custom Building Products, Inc. Tranche B, 6.000%, 12/14/19	2,000	2,001
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	1,945	1,932
Fortescue Metals Group Ltd. 5.250%, 10/18/17	4,045	4,087
General Chemical Corp. Tranche B, 5.000%, 10/6/15	1,374	1,384
Harko C.V.(OM Group, Inc.) Tranche B, 5.750%, 8/2/17	1,175	1,185
Ineos US Finance LLC 6.500%, 5/4/18	2,481	2,512
JMC Steel Group, Inc. 4.750%, 4/1/17	829	838
Kronos, Inc.
First Lien, 5.500%, 10/30/19	394	399
Second Lien, 9.750%, 4/30/20	715	717
Momentive Specialty Chemicals, Inc. (Hexion Specialty Chemicals, Inc.)
Tranche C-1B, 4.000%, 5/5/15	2,222	2,232
Tranche C-2B, 4.063%, 5/5/15	961	965
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,290	1,301
Novelis, Inc. Tranche B, 4.000%, 3/10/17	637	644
Omnova Solutions, Inc. Extended, 5.500%, 5/31/17	980	992
PQ Corp. 5.250%, 4/15/17	2,000	2,014
Pro Mach, Inc. 5.000%, 7/6/17	978	987
QS0001 Corp. (Tomkins Air) First Lien, 5.000%, 11/9/18	414	418

	PAR VALUE	VALUE
Materials—(continued)
Trinseo Materials Operating S.C.A. (Styron S.A.R.L) 8.000%, 8/2/17	$1,035	$1,012
United Central Industrial Supply Co. LLC (UCIS Acquisition) Tranche B, 7.500%, 10/12/18	1,400	1,351
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,371	1,369

		32,465

Telecommunication Services—5.6%
Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	998	1,018
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.)
Tranche B-1, 3.210%, 2/1/14	1,000	1,001
4.500%, 4/2/18	2,960	2,990
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	499	506
Tranche B-II 2019, 4.750%, 8/1/19	2,150	2,166
Tranche B 2019, 5.250%, 8/1/19	1,875	1,897
MetroPCS Wireless, Inc. Tranche B-3, 4.000%, 3/17/18	1,786	1,794
nTelos, Inc. 5.750%, 11/9/19	1,097	1,058
Presidio, Inc. 5.750%, 3/31/17	1,778	1,796
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) First Lien, 6.500%, 5/31/17	1,182	1,188
Sidera Networks, Inc. (RCN Corp.) 6.000%, 8/26/16	1,127	1,128
Syniverse Holdings, Inc. 5.000%, 4/23/19	1,493	1,508
Telesat Canada, Inc. Tranche B, 4.250%, 3/28/19	1,791	1,809
Univision Communications, Inc. First Lien, 4.462%, 3/31/17	3,770	3,715
West Corp.
Tranche B-4, 5.500%, 7/15/16	1,958	1,991
Tranche B-6, 5.750%, 6/30/18	605	615

		26,180

Utilities—1.8%
AES Corp. (The) 4.250%, 6/1/18	1,536	1,556
Calpine Corp.
4.500%, 4/1/18	1,965	1,988
4.500%, 10/9/19	748	756
NRG Energy, Inc. 4.000%, 7/1/18	2,867	2,902

8

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
Texas Compeptitive Electric Holdings Co. LLC Extended, 4.780%, 10/10/17	$1,945	$1,301

		8,503

TOTAL LOAN AGREEMENTS (Identified Cost $422,099)		425,886

COMMON STOCKS—0.2%

	SHARES	VALUE
Consumer Discretionary—0.2%
Tribune Co.(2)	25,978	1,060

Materials—0.0%
Catalyst Paper Corp.(2)	1,000	1

TOTAL COMMON STOCKS (Identified Cost $1,061)		1,061

TOTAL LONG TERM INVESTMENTS—101.9% (Identified cost $470,703)		476,631	(8)

SHORT-TERM INVESTMENTS—4.9%

Money Market Mutual Funds—4.9%
BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares (seven-day effective yield 0.140%)	22,894,095	22,894

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $22,894)		22,894

TOTAL INVESTMENTS—106.8% (Identified Cost $493,597)		499,525	(1)

Other assets and liabilities, net—(6.8)%		(31,917)

NET ASSETS—100.0%		$467,608

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2012.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2012, these securities amounted to a value of $28,166 or 6.0% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	This loan will settle after December 31, 2012, at which time the interest rate will be determined.
(8)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies:

CAD	Canadian Dollar

9

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	91%
Canada	2
Australia	1
Ireland	1
Luxembourg	1
Mexico	1
Venezuela	1
Other	2

Total	100%

†	% of total investments as of December 31, 2012

10

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$2,468	$—	$2,468	$—
Corporate Bonds and Notes	46,512	—	46,512	—
Foreign Government Securities	704	—	704	—
Loan Agreements	425,886	—	425,657	229
Equity Securities:
Common Stocks	1,061	—	1,060	1
Short-Term Investments	22,894	22,894	—	—

Total Investments	$499,525	$22,894	$476,401	$230

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Corporate Bonds and Notes	Loan Agreements	Common Stocks
Balance as of September 30, 2012:	$292	$6	$286	$—
Accrued discount/(premium)	—	—	—	—
Realized gain (loss)	(244)	(248)	4	—
Change in unrealized appreciation (depreciation)	250	242	8	—
Purchases	1	—	—	1
Sales(b)	(69)	—	(69)	—
Transfers into Level 3 (a)	—	—	—	—
Transfers from Level 3 (a)	—	—	—	—

Balance as of December 31, 2012	$230	$—	$229	$1

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2012, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.1%
Consumer Discretionary—36.4%
Amazon.com, Inc.(2)	32	$8
AMC Networks, Inc.(2)	167	8
American Eagle Outfitters, Inc.	402	8
Apollo Group, Inc. Class A(2)	401	9
AutoNation, Inc.(2)	214	9
Buckle, Inc. (The)	189	9
Cabela’s, Inc.(2)	199	8
Cablevision Systems Corp. Class A	564	9
Carnival Corp.	225	8
CBS Corp. Class B	223	9
Choice Hotels International, Inc.	247	8
Columbia Sportswear Co.	155	8
Comcast Corp. Class A	224	8
Discovery Communications, Inc. Class A(2)	132	9
DISH Network Corp. Class A(2)	234	9
DR Horton, Inc.	421	8
DSW, Inc. Class A	128	9
Expedia, Inc.	139	9
Family Dollar Stores, Inc.	132	8
Fossil, Inc.(2)	90	9
Gap, Inc. (The)	265	8
Garmin Ltd.	203	8
Hyatt Hotels Corp. Class A(2)	215	8
Las Vegas Sands Corp.	180	8
Lennar Corp. Class A	216	8
Liberty Global, Inc. Class A(2)	133	9
Liberty Media Corp. - Interactive Class A(2)	427	9
Liberty Media Corp. - Liberty Capital(2)	72	8
Liberty Ventures(2)	130	9
Ltd. Brands, Inc.	176	8
Madison Square Garden Co./The(2)	187	8
Marriott International, Inc.	222	8
MGM Resorts International(2)	705	8
Morningstar, Inc.	131	8
News Corp. Class A	334	9
NIKE, Inc. Class B	158	8
Nordstrom, Inc.	159	9
Penske Automotive Group, Inc.	281	9
Ralph Lauren Corp.	55	8
Sears Holdings Corp.(2)	204	9
Sears Hometown and Outlet Stores, Inc.(2)	276	9
Starbucks Corp.	155	8

	SHARES	VALUE
Consumer Discretionary—(continued)
Tesla Motors, Inc.(2)	245	$8
TripAdvisor, Inc.(2)	198	8
Under Armour, Inc. Class A(2)	169	8
Urban Outfitters, Inc.(2)	211	8
Viacom, Inc. Class B	157	8
Wendy’s Co. (The)	1,750	8
Wynn Resorts Ltd.	73	8

		410

Consumer Staples—5.9%
Brown-Forman Corp. Class B	132	8
Campbell Soup Co.	235	8
Dole Food Co., Inc.(2)	718	8
Estee Lauder Cos., Inc. (The) Class A	139	8
Harbinger Group, Inc.(2)	1,108	9
Monster Beverage Corp.(2)	160	9
PriceSmart, Inc.	110	9
Tootsie Roll Industries, Inc.	309	8

		67

Energy—5.1%
Continental Resources, Inc.(2)	112	8
CVR Energy, Inc.	169	8
Hess Corp.	156	8
Kinder Morgan Management LLC(2)	111	9
Occidental Petroleum Corp.	107	8
RPC, Inc.	669	8
W&T Offshore, Inc.	484	8

		57

Financials—19.2%
Altisource Portfolio Solutions SA(2)	95	8
Amtrust Financial Services, Inc.	289	8
Berkley (W.R.) Corp.	216	8
Berkshire Hathaway, Inc. Class B(2)	93	8
BOK Financial Corp.	150	8
Boston Properties, Inc.	79	9
Brown & Brown, Inc.	325	8
Charles Schwab Corp. (The)	581	8
Credit Acceptance Corp.(2)	84	9
Equity Lifestyle Properties, Inc.	124	9
Equity Residential	147	8
Erie Indemnity Co. Class A	124	9
Franklin Resources, Inc.	65	8
Greenlight Capital Re Ltd. Class A(2)	364	9

1

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Hilltop Holdings Inc(2)	638	$9
Host Hotels & Resorts, Inc.	527	8
Howard Hughes Corp. (The)(2)	114	8
Leucadia National Corp.	349	8
Loews Corp.	204	8
Mercury General Corp.	205	8
Ocwen Financial Corp.(2)	242	9
Progressive Corp. (The)	393	8
Raymond James Financial, Inc.	212	8
Simon Property Group, Inc.	53	9
Taubman Centers, Inc.	105	8
Vornado Realty Trust	104	8

		216

Health Care—4.4%
Bruker Corp.(2)	546	8
Cerner Corp.(2)	106	8
Halozyme Therapeutics, Inc.(2)	1,184	8
Opko Health, Inc.(2)	1,783	9
Pharmacyclics, Inc.(2)	138	8
Teva Pharmaceutical Industries Ltd.	219	8

		49

Industrials—7.4%
American Railcar Industries, Inc.	258	8
Cintas Corp.	200	8
Colfax Corp.(2)	211	9
Covanta Holding Corp.	464	9
Danaher Corp.	149	8
Fastenal Co.	181	9
FedEx Corp.	90	8
Grainger (W.W.), Inc.	42	9
Illinois Tool Works, Inc.	136	8
Rollins, Inc.	377	8

		84

Information Technology—14.7%
Amkor Technology, Inc.(2)	1,945	8
Anixter International, Inc.	132	9
Broadcom Corp. Class A(2)	251	8
Dell, Inc.	797	8
eBay, Inc.(2)	162	8
EchoStar Corp Class A(2)	243	8
Google, Inc. Class A(2)	12	9
IAC/InterActiveCorp.	179	9

	SHARES	VALUE
Information Technology—(continued)
Intuit, Inc.	135	$8
Marvell Technology Group Ltd.	998	7
Molex, Inc.	307	9
National Instruments Corp.	325	8
Oracle Corp.	246	8
Paychex, Inc.	265	8
QUALCOMM, Inc.	135	8
Rackspace Hosting, Inc.(2)	114	9
Realpage, Inc.(2)	386	8
Salesforce.com, Inc.(2)	49	8
Syntel, Inc.(2)	153	8
Yahoo!, Inc.(2)	430	9

		165

Materials—6.0%
Airgas, Inc.	91	8
Huntsman Corp.	520	8
Kronos Worldwide, Inc.	480	9
LyondellBasell Industries N.V. Class A	151	9
NewMarket Corp.	32	8
Novagold Resources, Inc.(2)	1,861	9
Scotts Miracle-Gro Co. (The) Class A	190	8
Titanium Metals Corp.	8	—	(3)
Westlake Chemical Corp.	106	9

		68

TOTAL COMMON STOCKS (Identified Cost $1,085)		1,116

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $1,085)		1,116

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
BlackRock Liquidity Funds TempFund Portfolio - Insitutional Shares (seven-day effective yield 0.140%)	4,010	4

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4)		4

TOTAL INVESTMENTS—99.5% (Identified Cost $1,089)		1,120	(1)
Other assets and liabilities, net—0.5%		6

NET ASSETS—100.0%		$1,126

2

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2012, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Amounts are less than $500

3

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2012 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	96%
Canada	1
Cayman Islands	1
Israel	1
Netherlands	1

Total	100%

†	% of total investments as of December 31, 2012

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2012 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,116	$1,116
Short-Term Investments	4	4

Total Investments	$1,120	$1,120

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 26 diversified Funds and 4 non-diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Funds, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or “Trustees”). All internally fair valued securities are approved by a Valuation Committee (the “Valuation Committee”) appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, secretary and chief compliance officer for the Trust. All internally fair valued securities referred to below are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of any model inputs and any changes to the model when applicable. Internal fair valuations are reviewed by the Board at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non - U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non - U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange “NYSE”) that may impact the value of securities traded in these non - U.S. markets. In such cases the Fund fair values non - U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non - U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non - U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (CONTINUED) (UNAUDITED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuation are reflected as Level 2.

The Virtus High Yield Fund and the Virtus Bond Fund own the following internally fair valued securities which are categorized as Level 3 in the hierarchy:

United Artists Theatre Circuit Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.”

A summary of the inputs used to value the Funds’ major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (CONTINUED) (UNAUDITED)

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

The Funds enter into forward non - U.S. currency contracts in conjunction with the planned purchase or sale of non - U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non - U.S. exchange rates or if the counterparty does not perform under the contract.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At December 31, 2012, there were no illiquid and restricted securities held by the funds.

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (CONTINUED) (UNAUDITED)

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At December 31, 2012, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation
Allocator Premium
AlphaSectorTM Fund	$371,757	$12,863	$(106)	$12,757
AlphaSectorTM Rotation Fund	434,920	41,990	(2,485)	39,505
Alternatives Diversifier Fund	154,577	32,341	(35,650)	(3,309)
Bond Fund	104,069	4,686	(276)	4,410
CA Tax-Exempt Bond	51,227	5,265	(338)	4,927
Disciplined Equity Style Fund	1,008	—	(7)	(7)
Disciplined Select Bond Fund	995	—	(2)	(2)
Disciplined Select Country Fund	1,000	11	—	11
Dynamic AlphaSectorTM Fund (Long positions)	482,400	9,424	(472)	8,952
Dynamic AlphaSectorTM Fund (Short positions)	(21,065)	—	(649)	(649)
Emerging Markets Debt Fund	25,225	1,003	(21)	982
Emerging Markets Equity Income Fund	5,290	605	(43)	562
Foreign Opportunities Fund	938,446	345,263	(14,696)	330,567
Global Commoditities Stock Fund	21,430	1,835	(419)	1,416
Global Dividend Fund	82,074	19,322	(1,234)	18,088
Global Opportunities Fund	77,709	21,537	(1,480)	20,057
Global Premium AlphaSectorTM Fund	92,552	3,983	(29)	3,954
Global Real Estate Securities Fund	21,910	2,883	(12)	2,871
Greater Asia ex Japan Opportunities Fund	7,581	2,651	(205)	2,446
Greater European Opportunities Fund	9,662	2,060	(3)	2,057
Herzfeld Fund	1,458	27	(18)	9
High Yield Fund	104,169	6,022	(593)	5,429
International Equity Fund	23,504	3,321	(291)	3,030
International Real Estate Securities Fund	31,984	4,191	(188)	4,003
International Small-Cap Fund	5,307	314	(51)	263
Multi-Sector Fixed Income Fund	406,016	24,105	(2,683)	21,422
Multi-Sector Short Term Bond Fund	6,792,322	295,396	(20,092)	275,304
Premium AlphaSectorTM Fund	3,492,882	174,852	(14,922)	159,930
Real Estate Securities Fund	836,037	468,078	—	468,078
Senior Floating Rate Fund	493,708	7,976	(2,159)	5,817
Wealth Masters Fund	1,093	49	(22)	27

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2012 (CONTINUED) (UNAUDITED)

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that the following subsequent event requires recognition or disclosure in the financial statements:

Effective January 1, 2013, with the approval of the Board, VP Distributors LLC, the Funds’ former Administrator and Transfer Agent, assigned its rights and obligations under the Administration Agreements and Transfer Agency and Service Agreement to Virtus Fund Services, LLC.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	02/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	02/28/13

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date	02/28/13

* Print the name and title of each signing officer under his or her signature.